UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          June 30, 2004

Date of reporting period:         June 30, 2004


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                          [LOGO]
                                                                          WELLS
                                                                          FARGO

                                                                          FUNDS

        Wells Fargo TAX-FREE FUNDS

            ANNUAL REPORT

                 WELLS FARGO CALIFORNIA LIMITED TERM TAX-FREE FUND

                 WELLS FARGO CALIFORNIA TAX-FREE FUND

                 WELLS FARGO COLORADO TAX-FREE FUND

                 WELLS FARGO MINNESOTA TAX-FREE FUND

                 WELLS FARGO NATIONAL LIMITED TERM TAX-FREE FUND

                 WELLS FARGO NATIONAL TAX-FREE FUND

                 WELLS FARGO NEBRASKA TAX-FREE FUND

                                                                   JUNE 30, 2004

                                                      WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    California Limited Term Tax-Free Fund ................................     2
    California Tax-Free Fund .............................................     4
    Colorado Tax-Free Fund ...............................................     6
    Minnesota Tax-Free Fund ..............................................     8
    National Limited Term Tax-Free Fund ..................................    10
    National Tax-Free Fund ...............................................    12
    Nebraska Tax-Free Fund ...............................................    14
Portfolio of Investments
--------------------------------------------------------------------------------
    California Limited Term Tax-Free Fund ................................    16
    California Tax-Free Fund .............................................    21
    Colorado Tax-Free Fund ...............................................    29
    Minnesota Tax-Free Fund ..............................................    33
    National Limited Term Tax-Free Fund ..................................    39
    National Tax-Free Fund ...............................................    47
    Nebraska Tax-Free Fund ...............................................    57
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ..................................    60
    Statement of Operations ..............................................    62
    Statements of Changes in Net Assets ..................................    64
    Financial Highlights .................................................    68
Notes to Financial Highlights ............................................    74
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................    75
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................    81
--------------------------------------------------------------------------------
Other Information (Unaudited) ............................................    82
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    84
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------


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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with the Wells Fargo Tax-Free Funds annual report for the 12-month period ending June 30, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY: MIXED MARKETS
--------------------------------------------------------------------------------

      Economic growth shifted to a more moderate, but still respectable, pace of activity of around 3.5%-4% at the start of the 12-month period. It maintained an average 4% growth through the second quarter of 2004, but slipped to a projected 3.5% rate in the second half of 2004, with the pace of housing activity, consumer and business equipment spending all easing to varying degrees.

      Economic uncertainties, especially speculation about interest rates, caused fluctuations in the bond market during the 12-month period. Interest rates rose for the first several months of the fiscal year, stabilizing in December before beginning a steady decline until mid-March. For the final quarter of the period, rates rose sharply. Overall, rates ended about 0.5% higher over the course of the year. Those Funds positioned defensively during this time outperformed their benchmark when rates rose and underperformed when rates declined.

      Stocks were also impacted by uncertainties in the marketplace, but generally performed well during the period. An impressive 12.2% gain by the S&P 500 Index in the fourth quarter of 2003 helped reverse three straight annual declines. It continued to post gains through the final quarter of this period with more stable, defensive sectors leading the way. A slight tapering in growth resulted from worries associated with rising oil prices and interest rates, terrorism, and, most recently, slowing economic and earnings growth.

INTEREST RATES DRIVE BOND PERFORMANCE
--------------------------------------------------------------------------------

      Interest rates were the primary factor driving bond performance during the 12-month period. The interest rate environment was volatile. Those Funds instituting defensive postures performed well in July through October when rates rose, but underperformed in August through mid-March when rates declined. In a rising interest-rate environment, higher-yielding positions tend to maintain their value while higher-grade bonds tend to decline in price. In addition, those securities with long durations and closed-end mutual funds performed poorly. Municipal bond yields rose approximately .85% for short maturities and ..55% for long maturities.

OUR COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

      We recognize that we are still in a period of uncertainty with economic and world events. Inflation, oil prices, interest rates, elections, war and terrorism are concerns influencing investors and our markets. We continue to monitor how these influences may impact our Funds so we can potentially anticipate opportunities as well as risks.

      Thank you for choosing Wells Fargo Tax-Free Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Stephen Galiani                         11/18/92

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.11%(1) for the 12-month period ended June 30, 2004, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 0.61%. The Fund's Class A shares distributed $0.23 per share in dividend income and $0.06 per share in capital gains during the period.

      The Fund's best performers during the period were higher-yielding issues whose prices were less responsive to changes in interest rates. Several bonds that were pre-refunded over the year experienced significant price appreciation and helped performance.

      Spreads on State of California (uninsured) General Obligation bonds narrowed during the period. The Fund was under-represented in these bonds, which hurt the Fund's performance. Additional underperformers were those bonds that closely track the movement of interest rates.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most important driver of the Fund's performance was the direction of interest rates combined with the Fund's duration position relative to its benchmark. Over the past year, we have steadily lengthened the maturity and duration of the Fund's portfolio, from 3.9 years to 4.4 years in average maturity and from 2.6 to 3.2 years in duration. The Fund's maturity and duration are positioned longer than its benchmark, which explains the Fund's underperformance versus its benchmark.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund owns a large number of smaller "odd lot" positions that we have been gradually looking to replace with larger "round lot" positions that offer greater liquidity. We have also been adding structures in the 10-year range to increase the Fund's yield. These positions could potentially remain a good source of liquidity if rates continue to rise.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30,2004,and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo California Limited Term Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8,1999,reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Performance shown for the Class C shares of the Wells Fargo California Limited Term Tax-Free Fund for the periods shown prior to August 30, 2002, reflects the performance of the Class A shares of the Wells Fargo California Limited Term Tax-Free Fund, adjusted to reflect the Class C sales charges and expenses. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years.The total return of the Index does not include the effect of sales charges,and you cannot invest directly in an index.Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                      WELLS FARGO TAX-FREE
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF June 30, 2004)
--------------------------------------------------------------------------------

                                                                   Including Sales Charge      Excluding Sales Charge
                                                                 -------------------------   -------------------------
                                                                 1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------------------------------
    Wells Fargo California Limited Term Tax-Free Fund--Class A   (2.88)    3.25      3.92     0.11     3.89     4.23
----------------------------------------------------------------------------------------------------------------------
    Wells Fargo California Limited Term Tax-Free Fund--Class C   (1.64)    3.02      3.36    (0.64)    3.02     3.36
----------------------------------------------------------------------------------------------------------------------
    Wells Fargo California Limited Term
      Tax-Free Fund--Institutional Class                                                      0.36     4.07     4.34
----------------------------------------------------------------------------------------------------------------------
    Benchmark
----------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 3-Year Municipal Bond Index(2)                                          0.61     4.61     4.85
----------------------------------------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
-------------------------------------------------------------
    Average Credit Quality(4)                             AA
-------------------------------------------------------------
    Weighted Average Coupon                             4.85%
-------------------------------------------------------------
    Weighted Average Maturity                      4.4 years
-------------------------------------------------------------
    Estimated Average Duration                     3.2 years
-------------------------------------------------------------
    Portfolio Turnover                                    48%
-------------------------------------------------------------
    Net Asset Value (NAV)
      (Class A, C, I)                  $10.46, $10.46, $10.29
-------------------------------------------------------------
    30-Day SEC Yield(5)
      (Class A, C, I)                     2.35%, 1.67%, 2.67%
-------------------------------------------------------------
    Distribution Rate(6)
      (Class A, C, I)                     2.47%, 1.80%, 2.85%
-------------------------------------------------------------
    30-Day Taxable Equivalent Yield(7)
      (Class A, C, I)                     3.99%, 2.83%, 4.53%
-------------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                   14.13%
-------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Ca Limited Term    Lehman Brothers 3-Year   CA Limited Term Tax-
             Tax-Free-Class A    Municipal Bond Index       Free - Class I
Jun-94             9,700               $ 10,000                 10,000
Jul-94             9,792               $ 10,083                 10,095
Aug-94             9,807               $ 10,119                 10,110
Sep-94             9,772               $ 10,094                 10,075
Oct-94             9,738               $ 10,069                 10,039
Nov-94             9,673               $ 10,051                  9,972
Dec-94             9,723               $ 10,094                 10,023
Jan-95             9,832               $ 10,178                 10,137
Feb-95             9,970               $ 10,285                 10,278
Mar-95            10,054               $ 10,377                 10,365
Apr-95            10,073               $ 10,413                 10,384
May-95            10,215               $ 10,572                 10,531
Jun-95            10,219               $ 10,598                 10,535
Jul-95            10,308               $ 10,709                 10,626
Aug-95            10,380               $ 10,793                 10,701
Sep-95            10,423               $ 10,824                 10,745
Oct-95            10,484               $ 10,875                 10,809
Nov-95            10,557               $ 10,945                 10,884
Dec-95            10,611               $ 10,990                 10,939
Jan-96            10,697               $ 11,076                 11,028
Feb-96            10,687               $ 11,078                 11,018
Mar-96            10,618               $ 11,051                 10,946
Apr-96            10,621               $ 11,065                 10,949
May-96            10,618               $ 11,074                 10,946
Jun-96            10,671               $ 11,140                 11,001
Jul-96            10,746               $ 11,203                 11,079
Aug-96            10,754               $ 11,219                 11,087
Sep-96            10,824               $ 11,287                 11,160
Oct-96            10,909               $ 11,366                 11,238
Nov-96            11,028               $ 11,472                 11,374
Dec-96            11,019               $ 11,477                 11,365
Jan-97            11,068               $ 11,528                 11,405
Feb-97            11,122               $ 11,584                 11,461
Mar-97            11,038               $ 11,524                 11,384
Apr-97            11,084               $ 11,573                 11,420
May-97            11,185               $ 11,668                 11,538
Jun-97            11,251               $ 11,736                 11,607
Jul-97            11,407               $ 11,876                 11,759
Aug-97            11,379               $ 11,852                 11,730
Sep-97            11,447               $ 11,937                 11,801
Oct-97            11,486               $ 11,990                 11,841
Nov-97            11,508               $ 12,025                 11,865
Dec-97            11,584               $ 12,106                 11,944
Jan-98            11,689               $ 12,186                 12,054
Feb-98            11,700               $ 12,212                 12,066
Mar-98            11,691               $ 12,231                 12,056
Apr-98            11,660               $ 12,215                 12,024
May-98            11,764               $ 12,328                 12,133
Jun-98            11,800               $ 12,369                 12,170
Jul-98            11,850               $ 12,414                 12,223
Aug-98            12,010               $ 12,535                 12,390
Sep-98            12,149               $ 12,614                 12,524
Oct-98            12,165               $ 12,675                 12,553
Nov-98            12,201               $ 12,706                 12,590
Dec-98            12,216               $ 12,737                 12,603
Jan-99            12,336               $ 12,852                 12,730
Feb-99            12,301               $ 12,866                 12,693
Mar-99            12,328               $ 12,878                 12,733
Apr-99            12,333               $ 12,917                 12,726
May-99            12,287               $ 12,899                 12,677
Jun-99            12,135               $ 12,821                 12,530
Jul-99            12,209               $ 12,885                 12,596
Aug-99            12,187               $ 12,901                 12,572
Sep-99            12,236               $ 12,949                 12,637
Oct-99            12,203               $ 12,951                 12,603
Nov-99            12,265               $ 13,008                 12,656
Dec-99            12,221               $ 12,987                 12,622
Jan-00            12,260               $ 13,010                 12,664
Feb-00            12,311               $ 13,051                 12,719
Mar-00            12,405               $ 13,119                 12,818
Apr-00            12,376               $ 13,120                 12,788
May-00            12,399               $ 13,134                 12,813
Jun-00            12,580               $ 13,300                 13,005
Jul-00            12,677               $ 13,407                 13,107
Aug-00            12,811               $ 13,510                 13,249
Sep-00            12,782               $ 13,513                 13,219
Oct-00            12,842               $ 13,589                 13,284
Nov-00            12,902               $ 13,644                 13,347
Dec-00            13,052               $ 13,796                 13,506
Jan-01            13,210               $ 14,006                 13,659
Feb-01            13,235               $ 14,060                 13,686
Mar-01            13,274               $ 14,159                 13,743
Apr-01            13,160               $ 14,138                 13,624
May-01            13,262               $ 14,267                 13,732
Jun-01            13,336               $ 14,331                 13,811
Jul-01            13,450               $ 14,448                 13,932
Aug-01            13,603               $ 14,597                 14,094
Sep-01            13,610               $ 14,671                 14,090
Oct-01            13,709               $ 14,765                 14,209
Nov-01            13,637               $ 14,720                 14,120
Dec-01            13,601               $ 14,705                 14,096
Jan-02            13,756               $ 14,893                 14,247
Feb-02            13,867               $ 15,004                 14,365
Mar-02            13,612               $ 14,780                 14,112
Apr-02            13,817               $ 14,997                 14,329
May-02            13,930               $ 15,084                 14,436
Jun-02            14,003               $ 15,214                 14,528
Jul-02            14,115               $ 15,333                 14,647
Aug-02            14,241               $ 15,431                 14,767
Sep-02            14,431               $ 15,552                 14,969
Oct-02            14,206               $ 15,468                 14,748
Nov-02            14,221               $ 15,471                 14,766
Dec-02            14,426               $ 15,694                 14,971
Jan-03            14,388               $ 15,743                 14,933
Feb-03            14,510               $ 15,845                 15,065
Mar-03            14,483               $ 15,826                 15,055
Apr-03            14,551               $ 15,870                 15,114
May-03            14,699               $ 15,992                 15,274
Jun-03            14,667               $ 15,966                 15,244
Jul-03            14,415               $ 15,823                 14,996
Aug-03            14,493               $ 15,903                 15,067
Sep-03            14,722               $ 16,141                 15,313
Oct-03            14,679               $ 16,065                 15,271
Nov-03            14,732               $ 16,080                 15,330
Dec-03            14,764               $ 16,115                 15,365
Jan-04            14,819               $ 16,170                 15,427
Feb-04            14,942               $ 16,308                 15,561
Mar-04            14,887               $ 16,264                 15,505
Apr-04            14,677               $ 16,100                 15,302
May-04            14,652               $ 16,036                 15,263
Jun-04            14,682               $ 16,064                 15,299

CREDIT QUALITY(3),(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                            50%
AA                             11%
A                              12%
BBB                            22%
SP1                             5%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                       23%
1-5 Years                      39%
6-10 Years                     36%
11-20 Years                     2%

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill,Inc.,and has been licensed.The Fund is not sponsored,sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%.Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Stephen Galiani                         10/06/88

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.41%(1) for the 12-month period ended June 30, 2004, excluding sales charges, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 0.76% during the period. The Fund's Class A shares distributed $0.50 per share in dividend income and $0.10 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The primary factors driving performance during the 12-month period were:
(1) interest rate movements; (2) trading strategies; and (3) the fiscal situation of the state of California (and the market's perception of it).

      The best performers for the 12-month period were the Fund's holdings of lower investment grade paper: A, BBB, and non-rated bonds. As is typical in a rising rate environment, these higher-yielding positions maintained their value while higher-grade bonds declined in price.

      The holdings with the poorest performance were long zero and long non-call coupon bonds, as well as the Fund's basket of closed-end funds, which have long durations and are vulnerable to rising interest rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund maintained a defensive posture amid interest rate volatility, outperforming its benchmark when interest rates rose but underperforming when interest rates declined. Following each of the market's broad sell-offs during the period (July through October and mid-March through mid-May), we added positions in bonds that were out-of-favor, especially discounts. These positions generally outperformed as the market recovered, except for the deeper discounts, which lagged.

      For the 12-month period, the Fund's effective (modified) duration increased from 6.1 to 7.4 years; its effective maturity increased by 6 months to
17.1 years.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30,2004,and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo California Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A,Class B,Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8,1999,reflects performance of the Class A,Class B,Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund.Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund.Performance shown for the Class B shares of the Fund for periods prior to December
12, 1997, reflects performance of the Class D shares of the Overland Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge      Excluding Sales Charge
                                                                 -------------------------   -------------------------
                                                                 1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
    Wells Fargo California Tax-Free Fund--Class A                (4.15)    4.28      5.43     0.41     5.25     5.92
----------------------------------------------------------------------------------------------------------------------
    Wells Fargo California Tax-Free Fund--Class B                (5.43)    4.08      5.12    (0.43)    4.42     5.12
----------------------------------------------------------------------------------------------------------------------
    Wells Fargo California Tax-Free Fund--Class C                (1.43)    4.41      5.12    (0.43)    4.41     5.12
----------------------------------------------------------------------------------------------------------------------
    Wells Fargo California Tax-Free Fund--Institutional Class                                 0.66     5.42     6.02
----------------------------------------------------------------------------------------------------------------------
    Benchmark
----------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index(2)                                                 0.76     5.87     6.44
----------------------------------------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%.THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%.FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%.EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

FUND CHARACTERISTICS(3)    (AS OF JUNE 30, 2004)
----------------------------------------------------------------------
    Average Credit Quality(4)                                      AA
----------------------------------------------------------------------
    Weighted Average Coupon                                      4.59%
----------------------------------------------------------------------
    Weighted Average Maturity                              17.1 years
----------------------------------------------------------------------
    Estimated Average Duration                              7.4 years
----------------------------------------------------------------------
    Portfolio Turnover                                             41%
----------------------------------------------------------------------
    Net Asset Value (NAV)
      (Class A, B, C, I)               $11.01, $11.22, $11.22, $11.03
----------------------------------------------------------------------
    30-Day SEC Yield(5)
      (Class A, B, C, I)                    3.95%, 3.39%, 3.39%, 4.38%
----------------------------------------------------------------------
    Distribution Rate(6)
      (Class A, B, C, I)                    4.39%, 3.75%, 3.75%, 4.83%
----------------------------------------------------------------------
    30-Day Taxable Equivalent Yield(7)
      (Class A, B, C, I)                    6.70%, 5.75%, 5.75%, 7.43%
----------------------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                             8.41%
----------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

         WF California Tax-Free     Lehman Brothers      WF California Tax-Free
                Fund - A          Municipal Bond Index          Fund - I
Jun-94            9,547                 $ 10,000                 10,000
Jul-94            9,710                 $ 10,183                 10,170
Aug-94            9,748                 $ 10,219                 10,210
Sep-94            9,634                 $ 10,068                 10,091
Oct-94            9,493                 $  9,889                  9,943
Nov-94            9,324                 $  9,710                  9,766
Dec-94            9,461                 $  9,924                  9,909
Jan-95            9,723                 $ 10,208                 10,184
Feb-95            9,959                 $ 10,505                 10,431
Mar-95           10,046                 $ 10,626                 10,522
Apr-95           10,049                 $ 10,638                 10,525
May-95           10,353                 $ 10,978                 10,844
Jun-95           10,212                 $ 10,882                 10,696
Jul-95           10,274                 $ 10,985                 10,761
Aug-95           10,408                 $ 11,125                 10,901
Sep-95           10,493                 $ 11,195                 10,991
Oct-95           10,684                 $ 11,358                 11,190
Nov-95           10,885                 $ 11,546                 11,401
Dec-95           11,011                 $ 11,657                 11,532
Jan-96           11,067                 $ 11,746                 11,592
Feb-96           10,968                 $ 11,666                 11,488
Mar-96           10,800                 $ 11,516                 11,311
Apr-96           10,752                 $ 11,484                 11,262
May-96           10,761                 $ 11,480                 11,271
Jun-96           10,886                 $ 11,605                 11,402
Jul-96           11,006                 $ 11,709                 11,528
Aug-96           11,014                 $ 11,707                 11,537
Sep-96           11,183                 $ 11,871                 11,713
Oct-96           11,305                 $ 12,005                 11,840
Nov-96           11,523                 $ 12,225                 12,070
Dec-96           11,455                 $ 12,173                 11,998
Jan-97           11,475                 $ 12,196                 12,019
Feb-97           11,586                 $ 12,309                 12,135
Mar-97           11,423                 $ 12,145                 11,964
Apr-97           11,525                 $ 12,247                 12,072
May-97           11,699                 $ 12,432                 12,253
Jun-97           11,800                 $ 12,565                 12,360
Jul-97           12,185                 $ 12,913                 12,763
Aug-97           12,045                 $ 12,791                 12,616
Sep-97           12,181                 $ 12,944                 12,759
Oct-97           12,256                 $ 13,027                 12,837
Nov-97           12,312                 $ 13,103                 12,896
Dec-97           12,482                 $ 13,295                 13,074
Jan-98           12,643                 $ 13,432                 13,244
Feb-98           12,644                 $ 13,436                 13,234
Mar-98           12,636                 $ 13,448                 13,238
Apr-98           12,584                 $ 13,387                 13,184
May-98           12,791                 $ 13,599                 13,389
Jun-98           12,839                 $ 13,652                 13,440
Jul-98           12,857                 $ 13,686                 13,472
Aug-98           13,073                 $ 13,898                 13,698
Sep-98           13,280                 $ 14,072                 13,915
Oct-98           13,274                 $ 14,072                 13,910
Nov-98           13,321                 $ 14,121                 13,959
Dec-98           13,332                 $ 14,156                 13,972
Jan-99           13,499                 $ 14,325                 14,135
Feb-99           13,426                 $ 14,262                 14,072
Mar-99           13,477                 $ 14,282                 14,113
Apr-99           13,482                 $ 14,317                 14,132
May-99           13,363                 $ 14,234                 14,009
Jun-99           13,139                 $ 14,029                 13,775
Jul-99           13,181                 $ 14,080                 13,819
Aug-99           13,027                 $ 13,967                 13,659
Sep-99           13,042                 $ 13,973                 13,663
Oct-99           12,853                 $ 13,822                 13,467
Nov-99           13,001                 $ 13,968                 13,638
Dec-99           12,845                 $ 13,864                 13,476
Jan-00           12,777                 $ 13,803                 13,407
Feb-00           13,001                 $ 13,963                 13,631
Mar-00           13,329                 $ 14,267                 13,989
Apr-00           13,210                 $ 14,183                 13,853
May-00           13,154                 $ 14,109                 13,810
Jun-00           13,547                 $ 14,483                 14,210
Jul-00           13,768                 $ 14,684                 14,444
Aug-00           14,065                 $ 14,911                 14,770
Sep-00           13,981                 $ 14,833                 14,671
Oct-00           14,078                 $ 14,995                 14,788
Nov-00           14,199                 $ 15,109                 14,917
Dec-00           14,605                 $ 15,482                 15,331
Jan-01           14,664                 $ 15,635                 15,410
Feb-01           14,719                 $ 15,685                 15,469
Mar-01           14,805                 $ 15,826                 15,548
Apr-01           14,590                 $ 15,655                 15,325
May-01           14,754                 $ 15,825                 15,513
Jun-01           14,838                 $ 15,931                 15,603
Jul-01           15,069                 $ 16,166                 15,848
Aug-01           15,408                 $ 16,433                 16,206
Sep-01           15,359                 $ 16,377                 16,157
Oct-01           15,513                 $ 16,572                 16,321
Nov-01           15,397                 $ 16,433                 16,188
Dec-01           15,217                 $ 16,277                 16,016
Jan-02           15,416                 $ 16,558                 16,227
Feb-02           15,568                 $ 16,757                 16,389
Mar-02           15,233                 $ 16,429                 16,040
Apr-02           15,473                 $ 16,749                 16,294
May-02           15,591                 $ 16,851                 16,406
Jun-02           15,679                 $ 17,030                 16,516
Jul-02           15,841                 $ 17,249                 16,689
Aug-02           16,060                 $ 17,456                 16,921
Sep-02           16,446                 $ 17,839                 17,330
Oct-02           16,090                 $ 17,543                 16,957
Nov-02           16,069                 $ 17,469                 16,924
Dec-02           16,365                 $ 17,838                 17,255
Jan-03           16,283                 $ 17,793                 17,157
Feb-03           16,497                 $ 18,042                 17,385
Mar-03           16,501                 $ 18,053                 17,393
Apr-03           16,662                 $ 18,172                 17,566
May-03           16,999                 $ 18,597                 17,940
Jun-03           16,898                 $ 18,517                 17,821
Jul-03           16,286                 $ 17,869                 17,182
Aug-03           16,421                 $ 18,003                 17,327
Sep-03           16,864                 $ 18,532                 17,797
Oct-03           16,796                 $ 18,440                 17,729
Nov-03           17,007                 $ 18,632                 17,956
Dec-03           17,107                 $ 18,786                 18,065
Jan-04           17,171                 $ 18,893                 18,136
Feb-04           17,487                 $ 19,179                 18,473
Mar-04           17,400                 $ 19,111                 18,384
Apr-04           16,929                 $ 18,659                 17,892
May-04           16,887                 $ 18,591                 17,852
Jun-04           16,967                 $ 18,658                 17,939

CREDIT QUALITY(3),(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                      50%
AA                        5%
A1                       12%
BBB                      19%
SP1                       1%
Unrated                  13%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                  2%
2-5 Years                 5%
6-10 Years               12%
11-20 Years              45%
21+ Years                36%

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%.Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax, consistent with the preservation of capital.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         06/01/93
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.93%(1) during the 12-month period ended June 30, 2004, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2), which returned 0.76%. The Fund's Class A shares distributed $0.47 per share in dividend income and no capital gains during the period.

      The two main factors contributing to this outperformance were the Fund's shorter relative duration and its sector allocation to higher yielding securities.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The volatile interest rate environment impacted the Fund's performance. As investors became wary of interest rate sensitivity and the impact of higher short-term rates, the market value of long-duration securities dropped. The best performing investments for the year were lower-rated bonds, such as the BBB-rated health care issues, which were resilient to the higher interest rate environment due to their excess coupon returns.

      The Fund's holdings of closed-end mutual funds invested in long-duration assets were the worst performers. Continuing prepayment and "par call" activity on the Fund's holdings of premium single-family housing bonds also negatively impacted performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The majority of portfolio turnover for the year was motivated by the need to adjust the Fund's duration in a range-bound but volatile yield environment, and also to attempt to capture as many relative value-trading opportunities as possible. Sales of zero-coupon bonds and elimination of discount coupon bonds were our most effective tools for trimming interest rate risk as our strategy became more defensive.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Colorado Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                               Including Sales Charge      Excluding Sales Charge
                                                              -------------------------   -------------------------
                                                              1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
    Wells Fargo Colorado Tax-Free Fund--Class A               (3.61)    4.80      5.81     0.93     5.77     6.30
-------------------------------------------------------------------------------------------------------------------
    Wells Fargo Colorado Tax-Free Fund--Class B               (4.83)    4.65      5.50     0.17     4.98     5.50
-------------------------------------------------------------------------------------------------------------------
    Wells Fargo Colorado Tax-Free Fund--Institutional Class                                1.18     5.86     6.34
-------------------------------------------------------------------------------------------------------------------
    Benchmark
-------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index(2)                                              0.76     5.87     6.44
-------------------------------------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
-----------------------------------------------------------------------
    Average Credit Quality(4)                                       AA+
-----------------------------------------------------------------------
    Weighted Average Coupon                                       5.75%
-----------------------------------------------------------------------
    Weighted Average Maturity                               12.5 years
-----------------------------------------------------------------------
    Estimated Average Duration                               5.7 years
-----------------------------------------------------------------------
    Portfolio Turnover                                              31%
-----------------------------------------------------------------------
    Net Asset Value (NAV)
      (Class A, B, I)                            $10.64, $10.65, $10.64
-----------------------------------------------------------------------
    30-Day SEC Yield(5)
      (Class A, B, I)                               4.21%, 3.66%, 4.65%
-----------------------------------------------------------------------
    Distribution Rate(6)
      (Class A, B, I)                               4.21%, 3.65%, 4.65%
-----------------------------------------------------------------------
    30-Day Taxable Equivalent Yield(7)
      (Class A, B, I)                               6.79%, 5.90%, 7.50%
-----------------------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                              8.39%
-----------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          WF Colorado Tax-   Lehman Brothers Year   WF Colorado Tax-
             Free - A        Municipal Bond Index       Free - I
Jun-94         9,550               $ 10,000               10,000
Jul-94         9,710               $ 10,183               10,167
Aug-94         9,740               $ 10,219               10,199
Sep-94         9,592               $ 10,068               10,044
Oct-94         9,438               $  9,889                9,883
Nov-94         9,266               $  9,710                9,702
Dec-94         9,452               $  9,924                9,898
Jan-95         9,644               $ 10,208               10,099
Feb-95         9,898               $ 10,505               10,375
Mar-95         9,985               $ 10,626               10,467
Apr-95        10,015               $ 10,638               10,486
May-95        10,340               $ 10,978               10,827
Jun-95        10,261               $ 10,882               10,744
Jul-95        10,376               $ 10,985               10,865
Aug-95        10,528               $ 11,125               11,023
Sep-95        10,585               $ 11,195               11,084
Oct-95        10,737               $ 11,358               11,243
Nov-95        10,922               $ 11,546               11,448
Dec-95        11,059               $ 11,657               11,580
Jan-96        11,139               $ 11,746               11,664
Feb-96        11,054               $ 11,666               11,586
Mar-96        10,919               $ 11,516               11,444
Apr-96        10,859               $ 11,484               11,382
May-96        10,893               $ 11,480               11,406
Jun-96        11,028               $ 11,605               11,548
Jul-96        11,158               $ 11,709               11,683
Aug-96        11,137               $ 11,707               11,661
Sep-96        11,319               $ 11,871               11,852
Oct-96        11,450               $ 12,005               11,989
Nov-96        11,603               $ 12,225               12,150
Dec-96        11,599               $ 12,173               12,145
Jan-97        11,663               $ 12,196               12,212
Feb-97        11,744               $ 12,309               12,297
Mar-97        11,585               $ 12,145               12,131
Apr-97        11,693               $ 12,247               12,244
May-97        11,873               $ 12,432               12,432
Jun-97        11,993               $ 12,565               12,558
Jul-97        12,384               $ 12,913               12,967
Aug-97        12,190               $ 12,791               12,764
Sep-97        12,359               $ 12,944               12,953
Oct-97        12,483               $ 13,027               13,071
Nov-97        12,559               $ 13,103               13,162
Dec-97        12,792               $ 13,295               13,395
Jan-98        12,907               $ 13,432               13,527
Feb-98        12,907               $ 13,436               13,515
Mar-98        12,912               $ 13,448               13,520
Apr-98        12,795               $ 13,387               13,411
May-98        13,056               $ 13,599               13,671
Jun-98        13,108               $ 13,652               13,725
Jul-98        13,125               $ 13,686               13,743
Aug-98        13,351               $ 13,898               13,980
Sep-98        13,551               $ 14,072               14,189
Oct-98        13,441               $ 14,072               14,075
Nov-98        13,542               $ 14,121               14,180
Dec-98        13,578               $ 14,156               14,217
Jan-99        13,720               $ 14,325               14,366
Feb-99        13,604               $ 14,262               14,245
Mar-99        13,595               $ 14,282               14,236
Apr-99        13,636               $ 14,317               14,292
May-99        13,550               $ 14,234               14,189
Jun-99        13,283               $ 14,029               13,909
Jul-99        13,301               $ 14,080               13,928
Aug-99        13,139               $ 13,967               13,758
Sep-99        13,040               $ 13,973               13,654
Oct-99        12,864               $ 13,822               13,470
Nov-99        13,000               $ 13,968               13,613
Dec-99        12,833               $ 13,864               13,451
Jan-00        12,695               $ 13,803               13,293
Feb-00        12,940               $ 13,963               13,549
Mar-00        13,255               $ 14,267               13,893
Apr-00        13,168               $ 14,183               13,788
May-00        13,027               $ 14,109               13,640
Jun-00        13,399               $ 14,483               14,044
Jul-00        13,625               $ 14,684               14,281
Aug-00        13,893               $ 14,911               14,547
Sep-00        13,788               $ 14,833               14,452
Oct-00        13,962               $ 14,995               14,620
Nov-00        14,081               $ 15,109               14,744
Dec-00        14,596               $ 15,482               15,284
Jan-01        14,694               $ 15,635               15,401
Feb-01        14,787               $ 15,685               15,483
Mar-01        14,911               $ 15,826               15,613
Apr-01        14,646               $ 15,655               15,335
May-01        14,795               $ 15,825               15,507
Jun-01        14,945               $ 15,931               15,664
Jul-01        15,239               $ 16,166               15,957
Aug-01        15,563               $ 16,433               16,296
Sep-01        15,480               $ 16,377               16,224
Oct-01        15,661               $ 16,572               16,399
Nov-01        15,519               $ 16,433               16,250
Dec-01        15,381               $ 16,277               16,106
Jan-02        15,597               $ 16,558               16,332
Feb-02        15,792               $ 16,757               16,536
Mar-02        15,487               $ 16,429               16,232
Apr-02        15,761               $ 16,749               16,519
May-02        15,856               $ 16,851               16,619
Jun-02        16,041               $ 17,030               16,813
Jul-02        16,381               $ 17,249               17,169
Aug-02        16,601               $ 17,456               17,382
Sep-02        17,003               $ 17,839               17,804
Oct-02        16,658               $ 17,543               17,443
Nov-02        16,582               $ 17,469               17,367
Dec-02        16,957               $ 17,838               17,763
Jan-03        16,868               $ 17,793               17,674
Feb-03        17,097               $ 18,042               17,917
Mar-03        17,084               $ 18,053               17,907
Apr-03        17,208               $ 18,172               18,040
May-03        17,567               $ 18,597               18,421
Jun-03        17,424               $ 18,517               18,275
Jul-03        16,871               $ 17,869               17,699
Aug-03        17,046               $ 18,003               17,886
Sep-03        17,478               $ 18,532               18,342
Oct-03        17,399               $ 18,440               18,263
Nov-03        17,590               $ 18,632               18,468
Dec-03        17,736               $ 18,786               18,625
Jan-04        17,783               $ 18,893               18,679
Feb-04        18,054               $ 19,179               18,967
Mar-04        17,922               $ 19,111               18,832
Apr-04        17,492               $ 18,659               18,402
May-04        17,474               $ 18,591               18,369
Jun-04        17,587               $ 18,658               18,491

CREDIT QUALITY(3),(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                      49%
AA                       21%
A                         8%
BBB                      12%
SP1                       1%
Unrated                   9%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                  7%
1-5 Years                 8%
6-10 Years               13%
11-20 Years              61%
21+ Years                11%

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 38.01%.Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares for the 10 years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Stephen Galiani                         01/12/88
   Arthur C. Evans

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.61%(1) for the 12-month period ended June 30, 2004, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 0.76%. The Fund's Class A shares distributed $0.45 per share in dividend income and no capital gains during the period.

      The Fund's best performers were higher-yielding issues, which provided superior income return as their price performance was somewhat cushioned against rising interest rates. Conversely, issues with the poorest performance were long zero and long non-call coupon bonds. These issues are typically vulnerable to rising interest rates.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most important driver of the Fund's performance was the direction of interest rates combined with the Fund's duration position relative to its peer group and benchmark. Over the past year, we maintained a defensive duration position consistent with our expectation for rising interest rates. This strategy proved correct as the Fund outperformed when rates rose and underperformed when rates declined.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We maintained a defensive posture throughout the period, anticipating a quicker rebound in economic activity than what actually occurred. We moved the Fund's average maturity from 13.5 years to 12.5 years and shortened duration by about a half year over the course of the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Minnesota Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November
8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge     Excluding Sales Charge
                                                               -------------------------   -------------------------
                                                               1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
    Wells Fargo Minnesota Tax-Free Fund--Class A               (3.92)    4.15     5.37      0.61     5.11     5.86
--------------------------------------------------------------------------------------------------------------------
    Wells Fargo Minnesota Tax-Free Fund--Class B               (5.14)    3.99     5.06     (0.14)    4.33     5.06
--------------------------------------------------------------------------------------------------------------------
    Wells Fargo Minnesota Tax-Free Fund--Institutional Class                                0.86     5.20     5.89
--------------------------------------------------------------------------------------------------------------------
    Benchmark
--------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index(2)                                               0.76     5.87     6.44
--------------------------------------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
-------------------------------------------------------------------------
    Average Credit Quality(4)                                         AA+
-------------------------------------------------------------------------
    Weighted Average Coupon                                         5.03%
-------------------------------------------------------------------------
    Weighted Average Maturity                                 12.5 years
-------------------------------------------------------------------------
    Estimated Average Duration                                 5.2 years
-------------------------------------------------------------------------
    Portfolio Turnover                                                12%
-------------------------------------------------------------------------
    Net Asset Value (NAV)
      (Class A, B, I)                             $10.89, $10.89, $10.89
-------------------------------------------------------------------------
    30-Day SEC Yield(5)
      (Class A, B, I)                                 3.73%, 3.16%, 4.16%
-------------------------------------------------------------------------
    Distribution Rate(6)
      (Class A, B, I)                                 3.83%, 3.27%, 4.26%
-------------------------------------------------------------------------
    30-Day Taxable Equivalent Yield(7)
      (Class A, B, I)                                 6.23%, 5.28%, 6.95%
-------------------------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                                1.63%
-------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

         WF Minnesota Tax-   Lehman Brothers Municipal   WF Minnesota Tax-
             Free - A               Bond Index                 Free - I
Jun-94         9,550                  $ 10,000                   10,000
Jul-94         9,657                  $ 10,183                   10,101
Aug-94         9,716                  $ 10,219                   10,163
Sep-94         9,556                  $ 10,068                    9,996
Oct-94         9,411                  $  9,889                    9,844
Nov-94         9,227                  $  9,710                    9,652
Dec-94         9,459                  $  9,924                    9,905
Jan-95         9,736                  $ 10,208                   10,184
Feb-95        10,024                  $ 10,505                   10,486
Mar-95        10,106                  $ 10,626                   10,571
Apr-95        10,111                  $ 10,638                   10,577
May-95        10,438                  $ 10,978                   10,919
Jun-95        10,339                  $ 10,882                   10,816
Jul-95        10,396                  $ 10,985                   10,875
Aug-95        10,516                  $ 11,125                   11,001
Sep-95        10,576                  $ 11,195                   11,064
Oct-95        10,756                  $ 11,358                   11,251
Nov-95        10,956                  $ 11,546                   11,461
Dec-95        11,087                  $ 11,657                   11,598
Jan-96        11,153                  $ 11,746                   11,667
Feb-96        11,052                  $ 11,666                   11,573
Mar-96        10,892                  $ 11,516                   11,394
Apr-96        10,854                  $ 11,484                   11,355
May-96        10,853                  $ 11,480                   11,353
Jun-96        10,991                  $ 11,605                   11,497
Jul-96        11,081                  $ 11,709                   11,591
Aug-96        11,048                  $ 11,707                   11,557
Sep-96        11,230                  $ 11,871                   11,748
Oct-96        11,354                  $ 12,005                   11,877
Nov-96        11,554                  $ 12,225                   12,086
Dec-96        11,506                  $ 12,173                   12,036
Jan-97        11,503                  $ 12,196                   12,033
Feb-97        11,593                  $ 12,309                   12,127
Mar-97        11,432                  $ 12,145                   11,959
Apr-97        11,558                  $ 12,247                   12,090
May-97        11,719                  $ 12,432                   12,259
Jun-97        11,833                  $ 12,565                   12,378
Jul-97        12,195                  $ 12,913                   12,757
Aug-97        12,032                  $ 12,791                   12,599
Sep-97        12,193                  $ 12,944                   12,755
Oct-97        12,289                  $ 13,027                   12,855
Nov-97        12,361                  $ 13,103                   12,930
Dec-97        12,560                  $ 13,295                   13,139
Jan-98        12,691                  $ 13,432                   13,276
Feb-98        12,692                  $ 13,436                   13,277
Mar-98        12,696                  $ 13,448                   13,282
Apr-98        12,608                  $ 13,387                   13,189
May-98        12,857                  $ 13,599                   13,449
Jun-98        12,907                  $ 13,652                   13,502
Jul-98        12,924                  $ 13,686                   13,519
Aug-98        13,151                  $ 13,898                   13,770
Sep-98        13,343                  $ 14,072                   13,958
Oct-98        13,253                  $ 14,072                   13,863
Nov-98        13,314                  $ 14,121                   13,928
Dec-98        13,341                  $ 14,156                   13,956
Jan-99        13,465                  $ 14,325                   14,086
Feb-99        13,404                  $ 14,262                   14,022
Mar-99        13,408                  $ 14,282                   14,027
Apr-99        13,447                  $ 14,317                   14,067
May-99        13,366                  $ 14,234                   13,982
Jun-99        13,148                  $ 14,029                   13,755
Jul-99        13,141                  $ 14,080                   13,747
Aug-99        12,926                  $ 13,967                   13,521
Sep-99        12,806                  $ 13,973                   13,397
Oct-99        12,577                  $ 13,822                   13,157
Nov-99        12,694                  $ 13,968                   13,279
Dec-99        12,550                  $ 13,864                   13,128
Jan-00        12,443                  $ 13,803                   13,017
Feb-00        12,699                  $ 13,963                   13,285
Mar-00        13,036                  $ 14,267                   13,637
Apr-00        12,927                  $ 14,183                   13,522
May-00        12,819                  $ 14,109                   13,410
Jun-00        13,146                  $ 14,483                   13,752
Jul-00        13,347                  $ 14,684                   13,962
Aug-00        13,550                  $ 14,911                   14,174
Sep-00        13,477                  $ 14,833                   14,098
Oct-00        13,628                  $ 14,995                   14,256
Nov-00        13,726                  $ 15,109                   14,358
Dec-00        14,116                  $ 15,482                   14,781
Jan-01        14,178                  $ 15,635                   14,831
Feb-01        14,273                  $ 15,685                   14,931
Mar-01        14,388                  $ 15,826                   15,051
Apr-01        14,219                  $ 15,655                   14,875
May-01        14,389                  $ 15,825                   15,052
Jun-01        14,503                  $ 15,931                   15,171
Jul-01        14,741                  $ 16,166                   15,420
Aug-01        14,980                  $ 16,433                   15,671
Sep-01        14,903                  $ 16,377                   15,590
Oct-01        15,074                  $ 16,572                   15,768
Nov-01        14,939                  $ 16,433                   15,628
Dec-01        14,862                  $ 16,277                   15,547
Jan-02        15,032                  $ 16,558                   15,725
Feb-02        15,226                  $ 16,757                   15,928
Mar-02        14,965                  $ 16,429                   15,654
Apr-02        15,222                  $ 16,749                   15,924
May-02        15,312                  $ 16,851                   16,018
Jun-02        15,458                  $ 17,030                   16,170
Jul-02        15,661                  $ 17,249                   16,383
Aug-02        15,837                  $ 17,456                   16,567
Sep-02        16,155                  $ 17,839                   16,915
Oct-02        15,899                  $ 17,543                   16,631
Nov-02        15,810                  $ 17,469                   16,542
Dec-02        16,187                  $ 17,838                   16,925
Jan-03        16,128                  $ 17,793                   16,882
Feb-03        16,385                  $ 18,042                   17,154
Mar-03        16,397                  $ 18,053                   17,171
Apr-03        16,555                  $ 18,172                   17,324
May-03        16,922                  $ 18,597                   17,712
Jun-03        16,769                  $ 18,517                   17,572
Jul-03        16,158                  $ 17,869                   16,934
Aug-03        16,334                  $ 18,003                   17,123
Sep-03        16,795                  $ 18,532                   17,610
Oct-03        16,687                  $ 18,440                   17,500
Nov-03        16,864                  $ 18,632                   17,689
Dec-03        16,998                  $ 18,786                   17,833
Jan-04        17,055                  $ 18,893                   17,897
Feb-04        17,337                  $ 19,179                   18,197
Mar-04        17,242                  $ 19,111                   18,084
Apr-04        16,837                  $ 18,659                   17,679
May-04        16,801                  $ 18,591                   17,645
Jun-04        16,872                  $ 18,658                   17,723

CREDIT QUALITY(3),(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                      44%
AA                       28%
A                        10%
BBB                       7%
SP1                       1%
Unrated                  10%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                  5%
1-5 Years                 7%
6-10 Years               15%
11-20 Years              65%
20+ Years                 8%

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 40.10%.Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         10/01/96
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 0.06%(1), excluding sales charges, for the 12-month period ended June 30, 2004, underperforming the Lehman Brothers 3-Year Municipal Bond Index (the Index)(2), which returned 0.61%. The Fund's Institutional Class distributed $0.29 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most important driver of the Fund's performance was the direction of interest rates combined with the Fund's duration position relative to its peer group and benchmark.

      The Fund's best performers were higher yield issues. The Fund holds several issues that are escrowed to maturity with active sinking funds. These issues have high credit quality but offer higher yields because of their structures. In periods of rising interest rates, these issues do not closely track the market and, therefore, do not decline in price as much as ordinary, cleaner structured bonds.

      Weak performers included longer maturities in the Fund's range (i.e. 2009 and 2010) because of the effect of rising interest rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We shortened the Fund's average maturity and duration due to our interest rate outlook. Over the past year, we steadily shortened the maturity and duration of the Fund's portfolio from 5.2 years to 4.0 years in average maturity and from 3.7 to 3.0 years in duration. However, the Fund's maturity and duration remain slightly longer than its peers and benchmark index. We were deliberate with the pace of restructuring the portfolio in order to moderate the effects of the steepness of the yield curve and the reduction in coupon income for the Fund as we shortened its duration.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo National Limited Term Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to January 30, 2004, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses.Performance shown for the Institutional Class shares of the Fund for periods prior to November 8,1999,reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund,its predecessor fund.Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years.You cannot invest directly in an index.Had the index incurred operating expenses,its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses, calculated on a 30-day month-end basis.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                                             Including Sales Charge      Excluding Sales Charge
                                                                           -------------------------   -------------------------
                                                                           1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
    Wells Fargo National Limited Term Tax-Free Fund--Class A               (3.12)    3.80     4.49     (0.12)    4.43     4.90
--------------------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Limited Term Tax-Free Fund--Class B               (3.93)    3.64     4.11     (0.93)    3.64     4.11
--------------------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Limited Term Tax-Free Fund--Class C               (2.05)    3.62     4.09     (1.05)    3.62     4.09
--------------------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Limited Term Tax-Free Fund--Institutional Class                                0.06     4.68     5.15
--------------------------------------------------------------------------------------------------------------------------------
    Benchmark
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 3-Year Municipal Bond Index(2)                                                    0.61     4.61     4.66
--------------------------------------------------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%.THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------
    Average Credit Quality(4)                                          AA+
--------------------------------------------------------------------------
    Weighted Average Coupon                                          4.98%
--------------------------------------------------------------------------
    Weighted Average Maturity                                   4.0 years
--------------------------------------------------------------------------
    Estimated Average Duration                                  3.0 years
--------------------------------------------------------------------------
    Portfolio Turnover                                                 24%
--------------------------------------------------------------------------
    Net Asset Value (NAV)                  $10.81, $10.80, $10.79, $10.81
--------------------------------------------------------------------------
    30-Day SEC Yield(5)
      (Class A, B, C, I)                        2.34%, 1.72%, 1.67%, 2.66%
--------------------------------------------------------------------------
    Distribution Rate(6)
      (Class A, B, C, I)                        2.04%, 1.44%, 1.39%, 2.38%
--------------------------------------------------------------------------
    30-Day Taxable Equivalent
      Yield(7) (Class A, B, C, I)               3.60%, 2.65%, 2.57%, 4.09%
--------------------------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                                 5.42%
--------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

         WF National Limited   Lehman Brothers 3-Year   WF National Limited
          Term Tax-free - A     Municipal Bond Index     Term Tax-free - I
Sep-96          9,700                 $ 10,000                10,000
Oct-96         10,073                 $ 10,070                10,387
Nov-96         10,216                 $ 10,164                10,537
Dec-96         10,193                 $ 10,169                10,515
Jan-97         10,230                 $ 10,213                10,555
Feb-97         10,292                 $ 10,263                10,621
Mar-97         10,237                 $ 10,210                10,566
Apr-97         10,283                 $ 10,253                10,616
May-97         10,361                 $ 10,337                10,699
Jun-97         10,437                 $ 10,398                10,780
Jul-97         10,626                 $ 10,521                10,977
Aug-97         10,554                 $ 10,501                10,905
Sep-97         10,641                 $ 10,576                10,998
Oct-97         10,710                 $ 10,623                11,071
Nov-97         10,737                 $ 10,653                11,101
Dec-97         10,837                 $ 10,726                11,207
Jan-98         10,906                 $ 10,797                11,281
Feb-98         10,910                 $ 10,819                11,287
Mar-98         10,949                 $ 10,837                11,330
Apr-98         10,904                 $ 10,822                11,285
May-98         11,026                 $ 10,922                11,414
Jun-98         11,064                 $ 10,959                11,455
Jul-98         11,093                 $ 10,998                11,488
Aug-98         11,216                 $ 11,105                11,619
Sep-98         11,307                 $ 11,176                11,715
Oct-98         11,325                 $ 11,230                11,736
Nov-98         11,342                 $ 11,257                11,756
Dec-98         11,381                 $ 11,284                11,799
Jan-99         11,473                 $ 11,386                11,896
Feb-99         11,453                 $ 11,399                11,879
Mar-99         11,448                 $ 11,409                11,875
Apr-99         11,473                 $ 11,444                11,904
May-99         11,435                 $ 11,428                11,867
Jun-99         11,309                 $ 11,359                11,739
Jul-99         11,370                 $ 11,416                11,805
Aug-99         11,344                 $ 11,430                11,780
Sep-99         11,350                 $ 11,473                11,789
Oct-99         11,325                 $ 11,474                11,765
Nov-99         11,387                 $ 11,524                11,832
Dec-99         11,362                 $ 11,506                11,808
Jan-00         11,337                 $ 11,526                11,785
Feb-00         11,388                 $ 11,563                11,841
Mar-00         11,464                 $ 11,623                11,922
Apr-00         11,450                 $ 11,624                11,909
May-00         11,436                 $ 11,636                11,898
Jun-00         11,579                 $ 11,783                12,049
Jul-00         11,701                 $ 11,878                12,179
Aug-00         11,801                 $ 11,969                12,285
Sep-00         11,796                 $ 11,972                12,283
Oct-00         11,862                 $ 12,039                12,354
Nov-00         11,903                 $ 12,088                12,399
Dec-00         12,073                 $ 12,223                12,579
Jan-01         12,209                 $ 12,409                12,723
Feb-01         12,248                 $ 12,457                12,767
Mar-01         12,338                 $ 12,544                12,863
Apr-01         12,285                 $ 12,526                12,810
May-01         12,397                 $ 12,640                12,930
Jun-01         12,461                 $ 12,697                12,999
Jul-01         12,586                 $ 12,800                13,132
Aug-01         12,723                 $ 12,933                13,278
Sep-01         12,775                 $ 12,998                13,335
Oct-01         12,852                 $ 13,081                13,419
Nov-01         12,759                 $ 13,041                13,324
Dec-01         12,703                 $ 13,028                13,269
Jan-02         12,853                 $ 13,194                13,427
Feb-02         12,986                 $ 13,293                13,570
Mar-02         12,735                 $ 13,095                13,310
Apr-02         12,994                 $ 13,287                13,583
May-02         13,058                 $ 13,364                13,654
Jun-02         13,196                 $ 13,479                13,800
Jul-02         13,333                 $ 13,584                13,947
Aug-02         13,446                 $ 13,671                14,068
Sep-02         13,632                 $ 13,779                14,265
Oct-02         13,472                 $ 13,704                14,100
Nov-02         13,446                 $ 13,707                14,077
Dec-02         13,708                 $ 13,904                14,354
Jan-03         13,693                 $ 13,948                14,342
Feb-03         13,850                 $ 14,038                14,508
Mar-03         13,821                 $ 14,021                14,481
Apr-03         13,891                 $ 14,060                14,557
May-03         14,100                 $ 14,168                14,779
Jun-03         14,066                 $ 14,146                14,747
Jul-03         13,768                 $ 14,018                14,437
Aug-03         13,862                 $ 14,089                14,540
Sep-03         14,135                 $ 14,301                14,828
Oct-03         14,088                 $ 14,233                14,783
Nov-03         14,142                 $ 14,246                14,842
Dec-03         14,156                 $ 14,277                14,860
Jan-04         14,222                 $ 14,326                14,933
Feb-04         14,374                 $ 14,448                15,085
Mar-04         14,298                 $ 14,409                15,021
Apr-04         14,102                 $ 14,264                14,806
May-04         14,037                 $ 14,207                14,740
Jun-04         14,049                 $ 14,232                14,756

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                      59%
AA                       18%
A                        12%
BBB                       7%
SP1                       1%
Cash                      1%
Unrated                   2%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                  9%
1-5 Years                72%
6-10 Years               18%
11-20 Years               1%

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Fund (the Fund) seeks current income exempt from federal income tax.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         08/31/89
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.76%(1) during the 12-month period ended June 30, 2004, excluding sales charges, mirroring the Lehman Brothers Municipal Bond Index(2), which also returned 0.76%. The Fund's Class A shares distributed $0.45 per share in dividend income and no capital gains during the period.

      The main factors contributing to this performance were the Fund's shorter relative duration, the value generated by relative value trading and the sector allocation to higher-yielding securities.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The volatile interest rate environment impacted the Fund's performance. The best performing investments for the year were lower-rated bonds, such as BBB-rated healthcare, and project finance issues, which were resilient to the higher interest rate environment due to their excess coupon returns.

      Securities with long durations were penalized, and the Fund's holdings of closed-end mutual funds were among the worst performers. The Fund was also negatively impacted by the poor performance of one distressed multi-family housing bond, which was downgraded several times during the period. We are monitoring this position carefully and believe the downside risk going forward is limited.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The majority of portfolio turnover for the year was motivated by the need to adjust the Fund's duration in a range-bound but volatile yield environment, and also to attempt to capture as many relative value-trading opportunities as possible. Sales of zero-coupon bonds and elimination of discount coupon bonds were our most effective tools for trimming interest rate risk as our strategy became more defensive. Selectively adding higher-yielding securities with short effective durations proved to be an important value-added strategy for the year.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30,2004,and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally,or the Wells Fargo National Tax-Free Fund.

      A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31,2004,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total returns to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November
8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6,1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November
8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed.The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                                Including Sales Charge     Excluding Sales Charge
                                                              -------------------------   -------------------------
                                                              1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Tax-Free Fund--Class A               (3.77)    4.02      5.49     0.76     4.98     5.98
-------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Tax-Free Fund--Class B               (4.99)    3.86      5.19     0.01     4.20     5.19
-------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Tax-Free Fund--Class C               (0.98)    4.20      5.19     0.02     4.20     5.19
-------------------------------------------------------------------------------------------------------------------
    Wells Fargo National Tax-Free Fund--Institutional Class                                1.01     5.19     6.09
-------------------------------------------------------------------------------------------------------------------
    Benchmark
-------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index(2)                                              0.76     5.87     6.44
-------------------------------------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%.THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.00% AND THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
------------------------------------------------------------------------
    Average Credit Quality(4)                                        AA
------------------------------------------------------------------------
    Weighted Average Coupon                                        5.57%
------------------------------------------------------------------------
    Weighted Average Maturity                                14.5 years
------------------------------------------------------------------------
    Estimated Average Duration                                6.4 years
------------------------------------------------------------------------
    Portfolio Turnover                                               63%
------------------------------------------------------------------------
    Net Asset Value (NAV)
      (Class A, B, C, I)                 $10.16, $10.16, $10.16, $10.16
------------------------------------------------------------------------
    30-Day SEC Yield(5)
      (Class A, B, C, I)                      4.43%, 3.89%, 3.89%, 4.89%
------------------------------------------------------------------------
    Distribution Rate(6)
      (Class A, B, C, I)                      4.24%, 3.70%, 3.70%, 4.69%
------------------------------------------------------------------------
    30-Day Taxable Equivalent Yield(7)
      (Class A, B, C, I)                      6.82%, 5.98%, 5.98%, 7.52%
------------------------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                              14.07%
------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WF National Tax-free - A   Lehman Brothers Municipal   WF National Tax-free - I
                                                Bond Index
 6/30/1994               9,550                   $ 10,000                     10,000
 7/31/1994            9,687.00                   $ 10,183                     10,144
 8/31/1994            9,724.00                   $ 10,219                     10,183
 9/30/1994            9,592.00                   $ 10,068                     10,055
10/31/1994            9,464.00                   $  9,889                      9,910
11/30/1994            9,284.00                   $  9,710                      9,732
12/31/1994            9,489.00                   $  9,924                      9,947
 1/31/1995            9,742.00                   $ 10,208                     10,201
 2/28/1995            9,983.00                   $ 10,505                     10,464
 3/31/1995           10,045.00                   $ 10,626                     10,529
 4/30/1995           10,068.00                   $ 10,638                     10,542
 5/31/1995           10,392.00                   $ 10,978                     10,881
 6/30/1995           10,294.00                   $ 10,882                     10,779
 7/31/1995           10,383.00                   $ 10,985                     10,872
 8/31/1995           10,495.00                   $ 11,125                     11,001
 9/30/1995           10,555.00                   $ 11,195                     11,063
10/31/1995           10,700.00                   $ 11,358                     11,215
11/30/1995           10,951.00                   $ 11,546                     11,467
12/31/1995           11,090.00                   $ 11,657                     11,612
 1/31/1996           11,184.00                   $ 11,746                     11,722
 2/29/1996           11,102.00                   $ 11,666                     11,625
 3/31/1996           10,957.00                   $ 11,516                     11,473
 4/30/1996           10,931.00                   $ 11,484                     11,457
 5/31/1996           10,941.00                   $ 11,480                     11,457
 6/30/1996           11,033.00                   $ 11,605                     11,564
 7/31/1996           11,175.00                   $ 11,709                     11,713
 8/31/1996           11,151.00                   $ 11,707                     11,676
 9/30/1996           11,300.00                   $ 11,871                     11,844
10/31/1996           11,455.00                   $ 12,005                     12,006
11/30/1996           11,644.00                   $ 12,225                     12,193
12/31/1996           11,616.00                   $ 12,173                     12,163
 1/31/1997           11,636.00                   $ 12,196                     12,196
 2/28/1997           11,741.00                   $ 12,309                     12,294
 3/31/1997           11,569.00                   $ 12,145                     12,114
 4/30/1997           11,692.00                   $ 12,247                     12,243
 5/31/1997           11,864.00                   $ 12,432                     12,435
 6/30/1997           11,986.00                   $ 12,565                     12,563
 7/31/1997           12,359.00                   $ 12,913                     12,954
 8/31/1997           12,210.00                   $ 12,791                     12,785
 9/30/1997           12,369.00                   $ 12,944                     12,964
10/31/1997           12,459.00                   $ 13,027                     13,045
11/30/1997           12,559.00                   $ 13,103                     13,164
12/31/1997           12,808.00                   $ 13,295                     13,411
 1/31/1998           12,912.00                   $ 13,432                     13,532
 2/28/1998           12,900.00                   $ 13,436                     13,521
 3/31/1998           12,918.00                   $ 13,448                     13,540
 4/30/1998           12,800.00                   $ 13,387                     13,415
 5/31/1998           13,090.00                   $ 13,599                     13,706
 6/30/1998           13,144.00                   $ 13,652                     13,763
 7/31/1998           13,162.00                   $ 13,686                     13,782
 8/31/1998           13,405.00                   $ 13,898                     14,050
 9/30/1998           13,610.00                   $ 14,072                     14,264
10/31/1998           13,537.00                   $ 14,072                     14,188
11/30/1998           13,628.00                   $ 14,121                     14,270
12/31/1998           13,632.00                   $ 14,156                     14,288
 1/31/1999           13,776.00                   $ 14,325                     14,425
 2/28/1999           13,685.00                   $ 14,262                     14,330
 3/31/1999           13,677.00                   $ 14,282                     14,335
 4/30/1999           13,731.00                   $ 14,317                     14,391
 5/31/1999           13,619.00                   $ 14,234                     14,260
 6/30/1999           13,388.00                   $ 14,029                     14,019
 7/31/1999           13,382.00                   $ 14,080                     14,012
 8/31/1999           13,192.00                   $ 13,967                     13,827
 9/30/1999           13,118.00                   $ 13,973                     13,751
10/31/1999           12,914.00                   $ 13,822                     13,536
11/30/1999           13,067.00                   $ 13,968                     13,685
12/31/1999           12,899.00                   $ 13,864                     13,511
 1/31/2000           12,730.00                   $ 13,803                     13,351
 2/29/2000           12,949.00                   $ 13,963                     13,568
 3/31/2000           13,296.00                   $ 14,267                     13,948
 4/30/2000           13,221.00                   $ 14,183                     13,858
 5/31/2000           13,106.00                   $ 14,109                     13,753
 6/30/2000           13,455.00                   $ 14,483                     14,122
 7/31/2000           13,712.00                   $ 14,684                     14,379
 8/31/2000           13,929.00                   $ 14,911                     14,623
 9/30/2000           13,822.00                   $ 14,833                     14,514
10/31/2000           13,971.00                   $ 14,995                     14,658
11/30/2000           14,075.00                   $ 15,109                     14,784
12/31/2000           14,550.00                   $ 15,482                     15,285
 1/31/2001           14,644.00                   $ 15,635                     15,372
 2/28/2001           14,704.00                   $ 15,685                     15,437
 3/31/2001           14,812.00                   $ 15,826                     15,568
 4/30/2001           14,634.00                   $ 15,655                     15,369
 5/31/2001           14,772.00                   $ 15,825                     15,531
 6/30/2001           14,922.00                   $ 15,931                     15,676
 7/31/2001           15,177.00                   $ 16,166                     15,947
 8/31/2001           15,446.00                   $ 16,433                     16,232
 9/30/2001           15,405.00                   $ 16,377                     16,192
10/31/2001           15,559.00                   $ 16,572                     16,372
11/30/2001           15,400.00                   $ 16,433                     16,208
12/31/2001           15,229.00                   $ 16,277                     16,015
 1/31/2002           15,417.00                   $ 16,558                     16,216
 2/28/2002           15,583.00                   $ 16,757                     16,408
 3/31/2002           15,319.00                   $ 16,429                     16,134
 4/30/2002           15,537.00                   $ 16,749                     16,350
 5/31/2002           15,649.00                   $ 16,851                     16,470
 6/30/2002           15,805.00                   $ 17,030                     16,654
 7/31/2002           16,041.00                   $ 17,249                     16,904
 8/31/2002           16,215.00                   $ 17,456                     17,091
 9/30/2002           16,526.00                   $ 17,839                     17,421
10/31/2002           16,233.00                   $ 17,543                     17,100
11/30/2002           16,155.00                   $ 17,469                     17,020
12/31/2002           16,455.00                   $ 17,838                     17,357
 1/31/2003           16,347.00                   $ 17,793                     17,230
 2/28/2003           16,596.00                   $ 18,042                     17,496
 3/31/2003           16,566.00                   $ 18,053                     17,468
 4/30/2003           16,693.00                   $ 18,172                     17,606
 5/31/2003           17,014.00                   $ 18,597                     17,947
 6/30/2003           16,944.00                   $ 18,517                     17,877
 7/31/2003           16,441.00                   $ 17,869                     17,351
 8/31/2003           16,567.00                   $ 18,003                     17,488
 9/30/2003           16,969.00                   $ 18,532                     17,915
10/31/2003           16,875.00                   $ 18,440                     17,819
11/30/2003           17,050.00                   $ 18,632                     18,008
12/31/2003           17,178.00                   $ 18,786                     18,165
 1/31/2004           17,273.00                   $ 18,893                     18,251
 2/29/2004           17,592.00                   $ 19,179                     18,592
 3/31/2004           17,504.00                   $ 19,111                     18,520
 4/30/2004           17,015.00                   $ 18,659                     17,989
 5/31/2004           16,994.00                   $ 18,591                     17,989
 6/30/2004           17,073.00                   $ 18,658                     18,058

CREDIT QUALITY(3),(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                      42%
AA                       19%
A                        12%
BBB                       7%
BB                        2%
SP1                       2%
Cash                      1%
Unrated                  15%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                  6%
2-5 Years                 6%
6-10 Years               14%
11-20 Years              52%
21+ Years                22%

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%.Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and,for Class A shares,assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         8/31/89
   Mary Jo Sebrell

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 0.35%(1) for the 12-month period ended June 30, 2004, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 0.76% during the period. The Fund distributed $0.39 per share in dividend income and $0.07 capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most important driver of the Fund's performance was the direction of interest rates combined with the Fund's duration position relative to its peer group and benchmark. The Fund was positioned defensively so it outperformed when rates rose and underperformed when rates declined.

      The Fund's best performers were higher-yielding issues, which provided superior income return as their price performance was somewhat cushioned against rising interest rates. Conversely, issues with the poorest performance were lower coupon, longer maturity issues.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We maintained a defensive posture throughout the period, anticipating a quicker rebound in economic activity than what actually occurred. We moved the duration of the Fund's portfolio about nine months shorter over the course of the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although recent economic data appears consistent with a firming economic recovery, growth has slowed from the first quarter pace. While the Federal Reserve Board (the Fed) increased short-term interest rates from 1% to 1.25% on June 30, 2004 and additional increases are expected over the next year, the Fed is expected to make these increases gradually. We believe that long-term interest rates will rise only marginally; and under this scenario, coupon income may represent an important component of the Fund's total return rather than changes in bond prices.

--------------------------------------------------------------------------------
The views expressed are as of June 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Nebraska Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29,1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plains Tax-Free Bond Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                              1-Year   5-Year   10-Year
---------------------------------------------------------------------------------------
    Wells Fargo Nebraska Tax-Free Fund--Institutional Class    0.35     5.06      4.97
---------------------------------------------------------------------------------------
    Benchmark
---------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index(2)                  0.76     5.87      6.44
---------------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGE OR OTHER FEES AND EXPENSES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Average Credit Quality(4)                          AA+
----------------------------------------------------------
    Weighted Average Coupon                          5.31%
----------------------------------------------------------
    Weighted Average Maturity                  11.0 years
----------------------------------------------------------
    Estimated Average Duration                  4.4 years
----------------------------------------------------------
    Portfolio Turnover                                  9%
----------------------------------------------------------
    Net Asset Value (NAV)                          $10.02
----------------------------------------------------------
    30-Day SEC Yield(5)                              3.76%
----------------------------------------------------------
    Distribution Rate(6)                             3.92%
----------------------------------------------------------
    30-Day Taxable Equivalent Yield(7)               6.21%
----------------------------------------------------------
    Alternative Minimum Tax (AMT)(8)                 6.93%
----------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WF Nebraska Tax Free-I    Lehman Brothers Municipal Bond Index
 6/30/1994            10,000                          $ 10,000
 7/31/1994            10,068                          $ 10,183
 8/31/1994            10,115                          $ 10,219
 9/30/1994            10,035                          $ 10,068
10/31/1994             9,955                          $  9,889
11/30/1994             9,854                          $  9,710
12/31/1994             9,963                          $  9,924
 1/31/1995            10,123                          $ 10,208
 2/28/1995            10,313                          $ 10,505
 3/31/1995            10,424                          $ 10,626
 4/30/1995            10,453                          $ 10,638
 5/31/1995            10,676                          $ 10,978
 6/30/1995            10,654                          $ 10,882
 7/31/1995            10,766                          $ 10,985
 8/31/1995            10,857                          $ 11,125
 9/30/1995            10,896                          $ 11,195
10/31/1995            10,967                          $ 11,358
11/30/1995            11,069                          $ 11,546
12/31/1995            11,119                          $ 11,657
 1/31/1996            11,222                          $ 11,746
 2/29/1996            11,209                          $ 11,666
 3/31/1996            11,101                          $ 11,516
 4/30/1996            11,068                          $ 11,484
 5/31/1996            11,066                          $ 11,480
 6/30/1996            11,128                          $ 11,605
 7/31/1996            11,211                          $ 11,709
 8/31/1996            11,231                          $ 11,707
 9/30/1996            11,304                          $ 11,871
10/31/1996            11,378                          $ 12,005
11/30/1996            11,538                          $ 12,225
12/31/1996            11,493                          $ 12,173
 1/31/1997            11,545                          $ 12,196
 2/28/1997            11,631                          $ 12,309
 3/31/1997            11,529                          $ 12,145
 4/30/1997            11,549                          $ 12,247
 5/31/1997            11,669                          $ 12,432
 6/30/1997            11,778                          $ 12,565
 7/31/1997            11,965                          $ 12,913
 8/31/1997            11,895                          $ 12,791
 9/30/1997            12,008                          $ 12,944
10/31/1997            12,051                          $ 13,027
11/30/1997            12,092                          $ 13,103
12/31/1997            12,234                          $ 13,295
 1/31/1998            12,327                          $ 13,432
 2/28/1998            12,330                          $ 13,436
 3/31/1998            12,326                          $ 13,448
 4/30/1998            12,271                          $ 13,387
 5/31/1998            12,426                          $ 13,599
 6/30/1998            12,443                          $ 13,652
 7/31/1998            12,475                          $ 13,686
 8/31/1998            12,643                          $ 13,898
 9/30/1998            12,761                          $ 14,072
10/31/1998            12,768                          $ 14,072
11/30/1998            12,798                          $ 14,121
12/31/1998            12,843                          $ 14,156
 1/31/1999            12,963                          $ 14,325
 2/28/1999            12,902                          $ 14,262
 3/31/1999            12,897                          $ 14,282
 4/30/1999            12,929                          $ 14,317
 5/31/1999            12,860                          $ 14,234
 6/30/1999            12,698                          $ 14,029
 7/31/1999            12,757                          $ 14,080
 8/31/1999            12,711                          $ 13,967
 9/30/1999            12,703                          $ 13,973
10/31/1999            12,619                          $ 13,822
11/30/1999            12,730                          $ 13,968
12/31/1999            12,671                          $ 13,864
 1/31/2000            12,599                          $ 13,803
 2/29/2000            12,737                          $ 13,963
 3/31/2000            12,932                          $ 14,267
 4/30/2000            12,859                          $ 14,183
 5/31/2000            12,799                          $ 14,109
 6/30/2000            13,101                          $ 14,483
 7/31/2000            13,258                          $ 14,684
 8/31/2000            13,402                          $ 14,911
 9/30/2000            13,329                          $ 14,833
10/31/2000            13,461                          $ 14,995
11/30/2000            13,538                          $ 15,109
12/31/2000            13,859                          $ 15,482
 1/31/2001            13,966                          $ 15,635
 2/28/2001            14,027                          $ 15,685
 3/31/2001            14,121                          $ 15,826
 4/30/2001            13,989                          $ 15,655
 5/31/2001            14,110                          $ 15,825
 6/30/2001            14,201                          $ 15,931
 7/31/2001            14,365                          $ 16,166
 8/31/2001            14,544                          $ 16,433
 9/30/2001            14,508                          $ 16,377
10/31/2001            14,647                          $ 16,572
11/30/2001            14,526                          $ 16,433
12/31/2001            14,430                          $ 16,277
 1/31/2002            14,614                          $ 16,558
 2/28/2002            14,764                          $ 16,757
 3/31/2002            14,528                          $ 16,429
 4/30/2002            14,784                          $ 16,749
 5/31/2002            14,881                          $ 16,851
 6/30/2002            15,007                          $ 17,030
 7/31/2002            15,208                          $ 17,249
 8/31/2002            15,381                          $ 17,456
 9/30/2002            15,715                          $ 17,839
10/31/2002            15,425                          $ 17,543
11/30/2002            15,343                          $ 17,469
12/31/2002            15,725                          $ 17,838
 1/31/2003            15,629                          $ 17,793
 2/28/2003            15,845                          $ 18,042
 3/31/2003            15,868                          $ 18,053
 4/30/2003            15,966                          $ 18,172
 5/31/2003            16,313                          $ 18,597
 6/30/2003            16,194                          $ 18,517
 7/31/2003            15,627                          $ 17,869
 8/31/2003            15,789                          $ 18,003
 9/30/2003            16,208                          $ 18,532
10/31/2003            16,102                          $ 18,440
11/30/2003            16,277                          $ 18,632
12/31/2003            16,387                          $ 18,786
 1/31/2004            16,409                          $ 18,893
 2/29/2004            16,698                          $ 19,179
 3/31/2004            16,559                          $ 19,111
 4/30/2004            16,177                          $ 18,659
 5/31/2004            16,182                          $ 18,591
 6/30/2004            16,250                          $ 18,658

CREDIT QUALITY(3),(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                      48%
AA                       36%
A                         9%
Cash                      1%
SP1                       1%
Unrated                   5%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                  6%
2-5 Years                11%
6-10 Years               34%
11-20 Years              43%
21+ Years                 6%

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill,Inc.and has been licensed.The Fund is not sponsored,sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 39.45%.Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 0.61%
      35,000   BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                          $      555,100

TOTAL INVESTMENT COMPANIES (COST $594,132)                                                                                  555,100
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 97.51%

CALIFORNIA - 95.31%
$    840,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
               ASSOCIATES- SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                    4.00%       03/01/2008           845,326
     250,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                      5.00        07/01/2005           254,752
   1,100,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                      5.00        07/01/2007         1,131,779
   1,105,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                      5.00        07/01/2008         1,131,741
     600,000   ABAG FINANCIAL AUTHORITY CALIFORNIA REVENUE ODD FELLOWS HOME OF
               CALIFORNIA-SERIES A (HEALTH FACILITIES FINANCING AUTHORITY
               REVENUE LOC)                                                                5.00        11/15/2009           635,130
     180,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD
               UNIVERSITY HOSPITAL (OTHER REVENUE LOC)                                     5.50        11/01/2005           187,943
   3,000,000   BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO EXTENSION FTA
               CAPITAL GRANT SERIES A AMBAC INSURED (STATE & LOCAL GOVERNMENTS LOC)        4.88        06/15/2009         3,007,710
   2,500,000   BAY AREA CA TOLL AUTHORITY VAR SAN FRANCISCO BAY AREA SERIES C AMBAC
               INSURED (TOLL ROAD REVENUE LOC)+/-                                          1.06        04/01/2025         2,500,000
     250,000   BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION OF 2000 MBIA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  7.00        08/01/2004           251,210
     505,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF THE
               PACIFIC (COLLEGE AND UNIVERSITY REVENUE LOC)                                4.10        11/01/2010           515,721
     480,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY POOLED COLLEGE &
               UNIVERSITY PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)            4.50        04/01/2006           498,278
     395,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY SOUTHWESTERN UNIVERSITY
               (EDUCATIONAL FACILITIES REVENUE LOC)                                        1.50        11/01/2004           394,739
     420,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY SOUTHWESTERN UNIVERSITY
               (EDUCATIONAL FACILITIES REVENUE LOC)                                        2.40        11/01/2007           409,685
     860,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF SOUTHERN
               CALIFORNIA (EDUCATIONAL FACILITIES REVENUE LOC)                             5.00        10/01/2004           867,989
   1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PRESBYTERIAN
               HOSPITAL MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                   5.50        05/01/2007         1,081,120
     385,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE PARADISE
               VALLEY ESTATES (HEALTHCARE FACILITIES REVENUE LOC)                          4.50        01/01/2007           398,540
     490,000   CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.00        07/01/2006           515,651
     360,000   CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.00        07/01/2006           373,752
   1,000,000   CALIFORNIA HOUSING FINANCE AGENCY REVENUE HOME MORTGAGE-SERIES L
               (HOUSING REVENUE LOC)                                                       5.35        08/01/2017         1,039,590
   1,500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY POLLUTION CONTROL
               REVENUE SOUTHERN CALIFORNIA SERIES D REMARKETED 03 08 04 (POLLUTION
               CONTROL REVENUE LOC)+/-                                                     2.00        02/28/2008         1,475,730
   1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE DISPOSAL
               REVENUE WASTE MANAGEMENT PROJECT SERIES A REMARKETED 05 03 04
               (POLLUTION CONTROL REVENUE LOC)+/-                                          5.13        07/01/2031         1,001,140

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    950,000   CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING AUTHORITY
               SERIES A (OTHER REVENUE LOC)                                                5.00%       03/01/2010    $    1,029,268
   1,880,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES CENTRAL VALLEY
               PROJECT SERIES Z FGIC INSURED (WATER REVENUE LOC)                           5.00        12/01/2015         1,984,302
     660,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES WATER SYSTEM-J-1
               UNREFUNDED (WATER REVENUE LOC)                                              7.00        12/01/2011           800,402
     600,000   CALIFORNIA STATE FACILITIES FINANCING AUTHORITY CASA COLINA PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.50        04/01/2013           622,860
     750,000   CALIFORNIA STATE FACILITIES FINANCING THE EPISCOPAL HOME CA MTG
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                 5.00        02/01/2008           791,025
     500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
               SERIES A (LEASE REVENUE LOC)                                                4.60        10/01/2006           521,055
   1,250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
               SERIES C (LEASE REVENUE LOC)                                                5.25        11/01/2008         1,341,713
     500,000   CALIFORNIA STATE PUBLIC WORKS BOARD REGENTS UNIVERSITY CALIFORNIA
               SERIES B AMBAC INSURED (LEASE REVENUE LOC)                                  5.25        11/01/2011           538,975
     500,000   CALIFORNIA STATE PUBLIC WORKS BOARD SERIES A VARIOUS CALIFORNIA
               STATE UNIVERSITY PROJECTS (LEASE REVENUE LOC)                               6.13        10/01/2007           514,785
     100,000   CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA STATE
               UNIVERSITY SERIES A (LEASE REVENUE LOC)                                     5.50        10/01/2010           109,843
   1,125,000   CALIFORNIA STATE PUBLIC WORKS BOARD VARIOUS UNIVERSITY CALIFORNIA
               PROJECTS SERIES A (LEASE REVENUE LOC)                                       5.50        06/01/2010         1,228,028
     745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
               AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY
               REVENUE LOC)                                                                5.00        07/01/2010           773,131
     260,000   CALIFORNIA STATE UNIVERSITY FULLERTON FOUNDATION AUXILIARY
               ORGANIZATION REVENUE SERIES B MBIA INSURED (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     4.38        07/01/2013           269,300
   1,500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY DISPOSAL
               REPUBLIC SERVICES SERIES A (SOLID WASTE REVENUE LOC)                        4.95        12/01/2012         1,511,760
   1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY IRVINE
               APARTMENT COMMUNITIES SERIES A3 (HOUSING REVENUE LOC)+/-                    5.10        05/15/2025         1,038,090
   1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
               PERMANENTE SERIES I (HEALTHCARE FACILITIES REVENUE LOC)+/-                  3.45        04/01/2035           947,970
   1,200,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY QUAIL RIDGE
               APARTMENTS SERIES E1 (HOUSING REVENUE LOC)                                  4.25        07/01/2012         1,167,444
   1,390,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SHERMAN OAKS
               PROJECT SERIES A AMBAC CA MTG INSURED (OTHER REVENUE LOC)                   5.50        08/01/2011         1,524,330
     500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
               PERMANENTE SERIES E (HEALTHCARE FACILITIES REVENUE LOC)+/-                  4.70        11/01/2036           517,450
     100,000   CALIPATRIA CA UNIFIED SCHOOL DISTRICT ELECTION 1995 SERIES C ACA
               INSURED (PROPERTY TAX REVENUE LOC)                                          2.38        08/01/2004           100,031
     200,000   CENTRAL UNION HIGH SCHOOL DISTRICT IMPERIAL COUNTY CA FGIC INSURED
               (PROPERTY TAX REVENUE LOC)                                                  3.00        08/01/2004           200,292
   1,000,000   CENTRAL VALLEY FINANCING AUTHORITY CARSON ICE GENERAL PROJECT MBIA
               INSURED (ELECTRIC REVENUE LOC)                                              5.25        07/01/2010         1,084,070
     240,000   CITY OF FREMONT CALIFORNIA ELECTION OF 2002 SERIES A MBIA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  6.75        08/01/2010           283,711
   1,025,000   CITY OF LOS ANGELES CA POWER SYSTEM SERIES A SUBSERIES A1 (ELECTRIC
               REVENUE LOC)                                                                5.00        07/01/2009         1,114,114
   1,500,000   CITY OF LOS ANGELES CA POWER SYSTEMS SERIES AA1 (WATER REVENUE LOC)         5.25        07/01/2004         1,500,165
   2,000,000   CITY OF LOS ANGELES CA SERIES A (PROPERTY TAX REVENUE LOC)                  5.00        09/01/2008         2,169,720

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$    610,000   CITY OF VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC
               REVENUE LOC)                                                                5.00%       04/01/2012    $      624,933
   1,500,000   CONTRA COSTA CA WATER DISTRICT SERIES K FSA INSURED (WATER REVENUE
               LOC)                                                                        5.00        10/01/2009         1,638,630
   1,000,000   CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT MBIA
               INSURED (LEASE REVENUE LOC)                                                 5.25        11/01/2010         1,079,910
     500,000   CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-                                     3.38        08/01/2031           500,860
     235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY SERIES A FRANCISCAN
               ACQUISITION PROJECT (HOUSING REVENUE LOC)                                   5.00        12/15/2010           241,742
     650,000   EAST BAY DELTA CA HOUSING & FINANCE AGENCY LEASE PURCHASE PROJECT
               SERIES A MBIA CAHLIF (HOUSING REVENUE LOC)                                  4.25        06/01/2005           665,535
     205,000   ESCONDIDO JOINT POWERS FINANCING AUTHORITY SERIES A AMBAC INSURED
               (OTHER REVENUE LOC)                                                         5.00        09/01/2006           206,119
     625,000   FONTANA CA REDEVELOPMENT AGENCY JURUPA HILLS REDEVELOPMENT PROJECT
               SERIES A (TAX INCREMENTAL REVENUE LOC)                                      4.75        10/01/2004           629,469
     250,000   FONTANA CA REDEVELOPMENT AGENCY JURUPA HILLS REDEVELOPMENT PROJECT
               SERIES A (TAX INCREMENTAL REVENUE LOC)                                      5.00        10/01/2007           263,073
     760,000   GLENDALE CA COMMUNITY COLLEGE DISTRICT CAP APPRECIATION FGIC INSURED
               (PROPERTY TAX REVENUE LOC)^                                                 3.25        08/01/2008           666,094
     300,000   KERN VALLEY CA HEALTHCARE DISTRICT CA MTG INSURED (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     3.75        08/01/2008           300,999
     500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY SPECIAL TAX HORSETHIEF
               CANYON (SPECIAL TAX REVENUE LOC)                                            5.35        09/01/2010           528,475
     460,000   LIVERMORE VALLEY CA JOINT UNIFIED SCHOOL DISTRICT ELECTION OF 1999
               MBIA INSURED (PROPERTY TAX REVENUE LOC)                                     4.00        08/01/2004           461,067
   1,000,000   LONG BEACH CA HARBOR REVENUE SERIES A FGIC INSURED (SPECIAL TAX
               REVENUE LOC)                                                                5.00        05/15/2012         1,052,780
     230,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER PREREFUNDED MBIA IBC
               BANK OF NEW YORK INSURED ESCROWED TO MATURITY (ELECTRIC REVENUE LOC)        4.75        08/15/2011           235,076
     920,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY SERIES A
               REGULAR PARK & OPEN SPACE DISTRICT. (SPECIAL TAX REVENUE LOC)               5.50        10/01/2010           999,083
     500,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CA SERIES C (WATER
               REVENUE LOC)+/-                                                             1.08        07/01/2027           500,000
   1,000,000   MORENO VALLEY CA UNIFIED SCHOOL DISTRICT FSA INSURED (LEASE REVENUE
               LOC)                                                                        5.25        03/01/2011         1,042,090
   1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
               FACILITY (SOLID WASTE REVENUE LOC)%%                                        5.10        02/15/2011         1,023,460
   1,400,000   NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON TRANSMISSION
               PROJECT SERIES A (POWER REVENUE LOC)                                        7.00        05/01/2013         1,686,776
     250,000   OAK GROVE CA SCHOOL DISTRICT ELECTION OF 1995 FGIC INSURED
               (PROPERTY TAX REVENUE LOC)                                                  7.70        08/01/2004           251,353
   1,000,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION
               CENTERS AMBAC INSURED (LEASE REVENUE LOC)                                   5.00        10/01/2005         1,040,710
     590,000   ONTARIO CA REDEVELOPMENT FING AUTHORITY REVENUE ONTARIO
               REDEVELOPMENT PROJECT NO.1 MBIA INSURED (TAX INCREMENTAL
               REVENUE LOC)                                                                6.90        08/01/2010           700,147
   1,000,000   ORANGE COUNTY CA SERIES A MBIA INSURED (LEASE REVENUE LOC)                  5.60        07/01/2009         1,079,590
     100,000   PALO ALTO CA SERIES A (SEWER REVENUE LOC)                                   5.80        06/01/2005           102,339
     100,000   PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA LINDA
               SCHOOL MBIA INSURED (LEASE REVENUE LOC)                                     5.10        08/01/2006           100,287
     515,000   PORT OF OAKLAND CA SERIES H MBIA INSURED (HARBOR DEPARTMENT REVENUE
               LOC)                                                                        5.00        11/01/2005           535,178
   1,000,000   PORT OF OAKLAND CA SERIES K FGIC INSURED (HARBOR DEPARTMENT REVENUE
               LOC)                                                                        5.50        11/01/2009         1,092,760
     820,000   RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               4.00        09/01/2005           839,245
     885,000   RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               4.00        09/01/2008           899,107

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$    825,000   RIALTO REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               4.50%       09/01/2012           829,612
     545,000   RIVERSIDE CA REDEVELOPMENT AGENCY SERIES A AMBAC INSURED
               (TAX INCREMENTAL REVENUE LOC)                                               2.00        10/01/2004           545,905
   1,300,000   SACRAMENTO CA COGENERATION AUTHORITY PROCTOR AND GAMBLE PROJECT
               PREREFUNDED (ELECTRIC REVENUE LOC)                                          6.50        07/01/2005         1,389,388
   1,000,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT ELECTRIC REVENUE SERIES S
               (ELECTRIC PLANT REVENUE LOC)                                                5.00        11/15/2011         1,090,470
     985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY AMBAC INSURED (SOLID WASTE
               REVENUE LOC)                                                                5.00        08/01/2012         1,034,526
     315,000   SAN DIEGO CA REDEVELOPMENT AGENCY CENTRE CITY SUBSIDIZED PARKING
               SERIES B (PARKING FACILITIES REVENUE LOC)                                   3.00        09/01/2004           315,750
     345,000   SAN DIEGO CA REDEVELOPMENT AGENCY CENTRE CITY SUBSIDIZED PARKING
               SERIES B (PARKING FACILITIES REVENUE LOC)                                   3.00        09/01/2005           349,130
   1,090,000   SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES
               ISSUE 13B MBIA INSURED (AIRPORT REVENUE LOC)                                8.00        05/01/2005         1,145,546
   1,110,000   SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES
               ISSUE 14A MBIA INSURED (AIRPORT REVENUE LOC)                                8.00        05/01/2007         1,218,325
     650,000   SAN FRANCISCO CITY & COUNTY CA AIRPORTS COMMISSION SECOND SERIES
               ISSUE 14A MBIA INSURED (AIRPORT REVENUE LOC)                                8.00        05/01/2005           683,124
     680,000   SAN FRANCISCO CITY & COUNTY CA SERIES 1 FGIC INSURED (PROPERTY TAX
               REVENUE LOC)                                                                5.75        06/15/2007           743,736
     575,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A (SPECIAL
               TAX REVENUE LOC)                                                            3.00        09/01/2004           575,972
     275,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A (SPECIAL
               TAX REVENUE LOC)                                                            3.85        09/01/2009           273,116
     590,000   SAN JOAQUIN CA AREA FLOOD CONTROL AGENCY FLOOD PROTECTION
               RESTORATION FSA INSURED (SPECIAL FACILITIES REVENUE LOC)                    3.00        09/02/2004           591,723
     585,000   SAN JUAN CA UNIFIED SCHOOL DISTRICT CAP APPREC-ELECTION OF
               1998-B MBIA INSURED(PROPERTY TAX REVENUE LOC)^                              3.55        08/01/2009           489,206
     565,000   SANTA ANA CA UNIFIED SCHOOL DISTRICT ELECTION 1999 SERIES B FGIC
               INSURED (PROPERTY TAX REVENUE LOC)^                                         1.90        08/01/2005           553,531
     825,000   SANTA MONICA CA REDEVELOPMENT AGENCY OCEAN PARK REDEVELOPMENT
               PROJECT (TAX INCREMENTAL REVENUE LOC)                                       4.70        07/01/2012           859,056
   1,250,000   SOUTH ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY FOOTHILL AREA
               SERIES C FGIC INSURED (SALES TAX REVENUE LOC)                               7.50        08/15/2006         1,386,238
   2,000,000   STATE OF CALIFORNIA PREREFUNDED FGIC INSURED (OTHER REVENUE LOC)            7.10        11/01/2004         2,078,020
     300,000   STATE OF CALIFORNIA VETERANS BONDS SERIES AN (PROPERTY TAX
               REVENUE LOC)                                                                9.00        04/01/2009           373,578
     600,000   STATE OF CALIFORNIA VETERANS BONDS SERIES BH (OTHER REVENUE LOC)            5.35        12/01/2013           600,852
   1,000,000   STATE OF CALIFORNIA XLCA-ICR INSURED (OTHER REVENUE LOC)                    5.75        10/01/2010         1,121,740
     100,000   STOCKTON CA COMMUNITY FACILITIES DISTRICT NO.1 MELLO ROOS WESTON
               RANCH SERIES A (OTHER REVENUE LOC)                                          5.15        09/01/2004           100,564
   1,310,000   SUNNYVALE CA AMBAC INSURED (SOLID WASTE REVENUE LOC)                        5.00        10/01/2010         1,389,569
     415,000   TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT ELECTRIC DISTRIBUTION
               FACILITIES AMBAC INSURED (LEASE REVENUE LOC)                                5.00        04/01/2012           439,850
   1,060,000   TRUCKEE-DONNER CA PUBLIC UTILITY DISTRICT SERIES A ACA INSURED
               (ELECTRIC REVENUE LOC)%%                                                    4.50        01/01/2008         1,088,673
   1,000,000   WHITTIER CA HEALTH FACILITIES REVENUE INSURED PRESBYTERIAN
               INTERCOMMUNITY (HEALTHCARE FACILITIES REVENUE LOC)                          6.25        06/01/2009         1,137,780
     245,000   WHITTIER PUBLIC FINANCING AUTHORITY CA SERIES A GREENLEAF AVE
               WHITTIER REDEVELOPMENT (LEASE REVENUE LOC)                                  5.00        11/01/2012           254,070
     100,000   Y S CA SCHOOL FACILITIES FINANCING AUTHORITY SWEETWATER SERIES
               A MBIA INSURED (SPECIAL TAX REVENUE LOC)                                    5.20        09/01/2004           100,657

                                                                                                                         85,947,954
                                                                                                                     --------------

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
PUERTO RICO - 2.20%
$    805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS ECON DEFEASED TO CALL
               DATE MBIA INSURED (PROPERTY TAX REVENUE LOC)                                5.75%       07/01/2020    $      905,078
   1,000,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY CIFG-TCRS INSURED
               (FUEL SALES TAX REVENUE LOC)                                                5.00        07/01/2008         1,080,400
                                                                                                                          1,985,478
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $87,448,039)                                                                         87,933,432
                                                                                                                     --------------
SHARES
SHORT-TERM INVESTMENTS - 1.97%
   1,773,000   WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~                                                        1,773,000
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,773,000)                                                                            1,773,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $89,815,171)*                              100.09%                                                             $   90,261,532
OTHER ASSETS AND LIABILITIES, NET                 (0.09)                                                                    (82,722)
                                                -------                                                              --------------
TOTAL NET ASSETS                                 100.00%                                                             $   90,178,810
                                                =======                                                              ==============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD
      TO MATURITY.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,106,833. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND.THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $89,813,601 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                        $  1,022,874
      GROSS UNREALIZED DEPRECIATION                            (574,943)
                                                           ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)           $    447,931

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
INVESTMENT COMPANIES - 2.55%
      64,600   BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                          $    1,024,556
     314,300   MUNIYIELD CALIFORNIA FUND                                                                                  4,199,048
     414,378   MUNIYIELD CALIFORNIA INSURED FUND II                                                                       5,283,319
      30,000   PUTNAM CA INVESTMENT GRADE MUNICIPAL TRUST                                                                   380,400
     100,000   VAN KAMPEN CA QUALITY MUNICIPAL TRUST                                                                      1,495,000
      60,100   VAN KAMPEN CA VALUE MUNICIPAL TRUST                                                                          863,637

TOTAL INVESTMENT COMPANIES (COST $12,996,148)                                                                            13,245,960
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 96.25%

CALIFORNIA - 95.42%
$  2,180,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA SCHOOL OF
               MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE LOC)                          5.30%       10/01/2032         2,164,021
   6,700,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA CHANNING
               HOUSE (NURSING HOME REVENUE LOC)                                            5.50        02/15/2029         6,403,927
   2,000,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT (HOSPITAL REVENUE LOC)               5.38        03/01/2020         1,967,620
   2,000,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA REVENUE SAN
               DIEGO HOSPITAL ASSOCIATION SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                6.13        08/15/2020         2,083,160
   1,800,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA REVENUE SAN
               DIEGO HOSPITAL ASSOCIATION SERIES C (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                5.38        03/01/2021         1,755,954
   2,000,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD
               UNIVERSITY HOSPITAL (OTHER REVENUE LOC)                                     5.50        11/01/2005         2,088,260
   1,500,000   ABC UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION SERIES B
               (PROPERTY TAX REVENUE LOC)^                                                 5.12        08/01/2018           735,900
   2,080,000   ACALANES CA UNION HIGH SCHOOL DISTRICT SERIES A FSA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  4.00        08/01/2019         1,895,234
   1,500,000   ANAHEIM PUBLIC FINANCING AUTHORITY PUBLIC IMPROVEMENTS PROJECT
               SERIES C (LEASE REVENUE LOC)^                                               5.49        09/01/2022           560,685
   1,900,000   ANTELOPE VALLEY CALIFORNIA HEALTH CARE SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.20        01/01/2017         1,989,053
   4,345,000   AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        5.88        09/01/2020         4,460,794
   4,455,000   AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        6.00        09/01/2031         4,524,498
   3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
               LIBRARY PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL REVENUE LOC)        5.75        08/01/2030         3,526,449
   5,000,000   BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION 2000 FSA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  5.00        08/01/2027         4,972,650
   1,000,000   BONITA CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES A MBIA
               INSURED (PROPERTY TAX REVENUE LOC)%%^                                       5.79        08/01/2028           252,900
   1,300,000   BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA (AIRPORT
               REVENUE LOC)                                                                6.40        06/01/2010         1,304,836
   1,195,000   BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE LOC)           5.50        08/01/2019         1,291,138
   1,500,000   CABRILLO CA UNIFIED SCHOOL DISTRICT SERIES A AMBAC INSURED
               (PROPERTY TAX REVENUE LOC)^                                                 5.37        08/01/2021           606,555
   2,000,000   CALIFORNIA EDUCATION FACILITIES AUTHORITY KECK GRADUATE INSTITUTE
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        6.75        06/01/2030         2,133,520
   1,000,000   CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE &
               UNIVERSITY PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)           5.25        04/01/2024           952,670
   1,500,000   CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE AND
               UNIVERSITY PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)           5.13        04/01/2017         1,473,720
   1,000,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                 5.00        11/01/2018         1,016,980

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  5,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ADVENTIST HEALTH
               SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                        5.00%       03/01/2028    $    4,652,150
   3,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CASA COLINA
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.00        04/01/2022         3,070,530
   2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED DE LAS
               COMPANAS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                       5.75        07/01/2015         2,100,120
   2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCRIPPS
               MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              6.40        10/01/2012         2,022,720
   1,795,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCRIPPS
               MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              6.25        10/01/2013         1,814,691
   2,750,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SUTTER
               HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                         5.13        08/15/2022         2,785,035
   2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SCRIPPS RESEARCH
               INSTITUTION SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                    6.63        07/01/2014         2,046,780
     990,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SMALL FACILITY
               LOAN SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                           6.75        03/01/2020           993,297
   1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ST FRANCIS MEMORIAL
               HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                       5.88        11/01/2023         1,126,830
   6,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER HEALTH
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                6.25        08/15/2031         6,366,300
   2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY THE EPISCOPAL HOME
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.25        02/01/2021         2,018,580
     520,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY VALLEYCARE PROJECT
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                6.50        05/01/2005           521,893
     690,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES M
               (HOUSING REVENUE LOC)                                                       5.60        08/01/2029           700,591
     500,000   CALIFORNIA HOUSING FINANCE AGENCY MULTI UNIT RENTAL HOUSING SERIES
               B II (HOUSING REVENUE LOC)                                                  6.70        08/01/2015           500,540
   5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE
               REVENUE LOC)                                                                5.50        06/01/2025         5,218,650
   6,950,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
               GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             5.25        10/01/2034         6,744,488
   1,275,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS
               RESEARCH INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)             5.75        07/01/2030         1,317,419
   1,425,000   CALIFORNIA PUBLIC WORKS BOARD DEPARTMENT OF GENERAL SERVICES TEALE
               DATA CENTER SERIES B (LEASE REVENUE LOC)                                    5.25        03/01/2019         1,487,942
     530,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B (HOUSING
               REVENUE LOC)                                                                6.25        12/01/2031           545,688
     630,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B5 (HOUSING
               REVENUE LOC)+/-                                                             6.35        12/01/2029           638,555
   1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION SERIES
               MM (LEASE REVENUE LOC)                                                      5.50        06/01/2021         1,111,462
   5,000,000   CALIFORNIA STATE AMBAC TCRS BANK OF NEW YORK
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                              5.25        12/01/2024         5,086,900
   3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A AMBAC
               INSURED (OTHER REVENUE LOC)                                                 5.30        12/01/2021         3,094,500
   1,100,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
               (ELECTRIC REVENUE LOC)+/-                                                   1.12        05/01/2022         1,100,000
   5,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2 (WATER
               REVENUE LOC)                                                                6.00        12/01/2007         5,548,350
   5,000,000   CALIFORNIA STATE FGIC INSURED (TAX REVENUE LOC)                             5.00        02/01/2033         4,902,850
   3,850,000   CALIFORNIA STATE PUBLIC WORKS BOARD UCLA REPLACEMENT HOSPITAL SERIES
               A (LEASE REVENUE LOC)                                                       5.00        10/01/2011         4,177,096
   3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SR-AUX
               ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)              6.00        07/01/2022         3,568,530
   6,210,000   CALIFORNIA STATE UNIVERSITY SYSTEMWIDE SERIES A FSA INSURED
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        4.75        11/01/2017         6,356,742

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

 CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE   VALUE
CALIFORNIA (CONTINUED)
$    165,000   CALIFORNIA STATE UNREFUNDED BALANCE (TAX REVENUE LOC)                       5.75%       03/01/2015    $      170,080
   1,000,000   CALIFORNIA STATE VARIOUS PURPOSE (PROPERTY TAX REVENUE LOC)                 5.30        04/01/2029         1,003,390
   7,830,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CATHOLIC
               HEALTHCARE WEST (HEALTHCARE FACILITIES REVENUE LOC)                         6.50        07/01/2020         8,377,395
   3,310,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CEDARS SINAI
               MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                          6.50        08/01/2012         3,659,768
   2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS
               HOSPITAL LA MBIA IBC (HEALTHCARE FACILITIES REVENUE LOC)                    5.25        08/15/2029         2,018,800
   2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS
               HOSPITAL LOS ANGELES MBIA (HEALTHCARE FACILITIES REVENUE LOC)               5.25        08/15/2029         2,018,800
   4,750,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY DISPOSAL
               REPUBLIC SERVICES SERIES A (SOLID WASTE REVENUE LOC)                        4.95        12/01/2012         4,787,240
   2,010,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY PIONEER PARK
               PROJECT SERIES T (HOUSING REVENUE LOC)                                      6.10        12/20/2035         2,079,626
   2,540,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE
               VIEWPOINT SCHOOL ACA INSURED (LEASE REVENUE LOC)                            5.75        10/01/2033         2,536,165
   4,210,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES B
               (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                  5.25        10/01/2027         4,274,413
   5,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY THE
               INTERNEXT GROUP (HEALTHCARE FACILITIES REVENUE LOC)                         5.38        04/01/2017         4,933,800
     965,000   CALIPATRIA UNIFIED SCHOOL DISTRICT CA ELECTION 1995 SERIES C
               CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^                            6.13        08/01/2019           389,117
   1,080,000   CALIPATRIA UNIFIED SCHOOL DISTRICT CA ELECTION 1995 SERIES C CAPITAL
               APPRECIATION (PROPERTY TAX REVENUE LOC)^                                    6.20        08/01/2020           404,449
   1,500,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 FGIC INSURED
               (PROPERTY TAX REVENUE LOC)                                                  5.00        08/01/2032         1,478,550
     200,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE LOC)             6.50        04/01/2012           200,786
   1,080,000   CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               5.25        10/01/2019         1,146,776
   1,140,000   CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               5.25        10/01/2020         1,202,814
   5,000,000   CENTER UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES C
               (PROPERTY TAX REVENUE LOC)^                                                 5.37        09/01/2021         2,012,950
   2,645,000   CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                        6.45        02/01/2018         3,145,751
   3,000,000   CHICO PUBLIC FINANCING AUTHORITY TAX ALLOCATION MERGED REDEVELOPMENT
               AREA PROJECT (TAX INCREMENTAL REVENUE LOC)                                  5.13        04/01/2021         3,070,080
   1,800,000   CHINA BASIN REGIONAL FINANCING AUTHORITY CA MUNICIPAL WATER DISTRICT
               SEWER SYSTEM PROJECT (SEWER REVENUE LOC)                                    6.00        08/01/2016         1,841,778
   3,440,000   CLOVIS CA UNIFIED SCHOOL DISTRICT ELECTION 2001 SERIES B FGIC
               INSURED (PROPERTY TAX REVENUE LOC)^                                         5.60        08/01/2024         1,134,409
   1,000,000   COLTON JOINT UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX
               REVENUE LOC)                                                                5.38        08/01/2017         1,086,190
     885,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT HILL
               (TAX ALLOCATION REVENUE LOC)                                                5.25        08/01/2028           978,969
   4,615,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT HILL
               (TAX ALLOCATION REVENUE LOC)                                                5.25        08/01/2028         4,522,100
     270,000   CONTRA COSTA COUNTY CALIFORNIA GNMA (HOUSING REVENUE LOC)                   7.75        05/01/2022           348,011
   3,000,000   CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES TAX
               REVENUE LOC)                                                                5.50        03/01/2005         3,080,340
   2,755,000   CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES TAX
               REVENUE LOC)                                                                6.50        03/01/2009         3,064,194
     805,000   COUNTY OF MERCED CA REFUNDED CONSTRUCTION (LEASE REVENUE LOC)               6.00        10/01/2012           811,504

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  1,035,000   DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY CA FRANCISCAN
               ACQUISITION PROJECT SERIES A (HOUSING REVENUE LOC)                          5.65%       12/15/2019    $    1,063,814
   5,000,000   DESERT SANDS CA UNIFIED SCHOOL DISTRICT ELECTION 2001 FSA
               INSURED (TAX REVENUE LOC)                                                   5.00        06/01/2029         4,950,600
   5,250,000   DUARTE CALIFORNIA SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              5.25        04/01/2024         5,019,525
   2,000,000   DUARTE CALIFORNIA SERIES A ACA (HEALTHCARE FACILITIES REVENUE LOC)          5.25        04/01/2019         1,981,620
   4,000,000   DUARTE REDEVELOPMENT AGENCY CA MERGED REDEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE LOC)^                                              5.74        12/01/2016         1,981,520
   3,300,000   EAST PALO ALTO REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSITY CIRCLE
               GATEWAY 101 CORRIDOR PROJECT (TAX INCREMENTAL REVENUE LOC)                  6.63        10/01/2029         3,468,498
   4,430,000   EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.32        09/01/2018         2,105,225
   5,185,000   EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.41        09/01/2019         2,306,755
   5,420,000   EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.50        09/01/2020         2,255,154
   2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE
               II (LEASE REVENUE LOC)                                                      5.25        01/01/2034         2,517,775
     500,000   EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT DISTRIBUTION
               REFINANCING (SPECIAL FACILITIES REVENUE LOC)                                5.75        09/02/2014           510,255
   1,750,000   EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT DISTRIBUTION
               REFINANCING (SPECIAL FACILITIES REVENUE LOC)                                5.90        09/02/2021         1,768,742
   1,500,000   ENCINITAS UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION (PROPERTY
               TAX REVENUE LOC)^                                                           5.12        08/01/2018           735,900
   2,000,000   ESCONDIDI JOINT POWERS FINANCING AUTHORITY CA CIVIC CENTER PROJECT
               SERIES B (LEASE REVENUE LOC)                                                6.13        09/01/2011         2,241,320
   2,125,000   ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CENTER FOR THE ARTS
               PROJECT (LEASE REVENUE LOC)                                                 6.00        09/01/2018         2,256,325
   1,595,000   FOLSOM CORDOVA UNION SCHOOL DISTRICT FACILITIES IMPROVEMENT DISTRICT
               NO.2 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE LOC)^              5.20        10/01/2019           728,963
   1,285,000   FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
               SERIES A (TAX INCREMENTAL REVENUE LOC)                                      5.50        10/01/2017         1,324,360
   5,040,000   FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
               SERIES A (TAX INCREMENTAL REVENUE LOC)                                      5.50        10/01/2027         4,980,881
   4,785,000   FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
               SERIES A (TAX INCREMENTAL REVENUE LOC)                                      5.60        10/01/2027         4,787,345
   3,000,000   FONTANA UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX REVENUE
               LOC)                                                                        6.15        05/01/2020         3,358,200
   5,000,000   FOOTHILL EASTERN CORRIDOR AGENCY CA TOLL ROAD REVENUE CAPITAL
               APPRECIATION SENIOR LIEN SERIES A (TOLL ROAD REVENUE LOC)^                  5.56        01/01/2027         1,455,500
   1,000,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE LOC)                    6.63        12/01/2011         1,018,470
   1,250,000   FRESNO COUNTY FINANCING AUTHORITY CA AMERICAN AVENUE LANDFILL
               PROJECT (SPECIAL FACILITIES REVENUE LOC)                                    5.75        05/15/2014         1,317,150
   2,000,000   FRESNO UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE
               LOC)                                                                        5.70        08/01/2015         2,026,840
   1,550,000   GILROY CA BONFONTE GARDENS PARK PROJECT (RECREATIONAL FACILITIES
               REVENUE LOC)^^                                                              8.15        11/01/2015           930,000
   4,025,000   GILROY CA UNIFIED SCHOOL DISTRICT (TAX REVENUE LOC)                         5.00        08/01/2027         4,002,983
   2,420,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL APPRECIATION
               SERIES A (OTHER REVENUE LOC)^                                               4.80        08/01/2015         1,430,341
   2,500,000   HAWAIIAN GARDENS REDEVELOPMENT AGENCY CA (TAX INCREMENTAL REVENUE
               LOC)                                                                        6.00        12/01/2013         2,690,050
   4,500,000   HAWTHORNE SCHOOL DISTRICT CA (LEASE REVENUE LOC)^                           5.62        11/01/2025         4,379,535
   1,340,000   HOLLISTER CA REDEVELOPMENT AGENCY TAX ALLOCATION COMMUNITY
               DEVELOPMENT PROJECT (TAX ALLOCATION REVENUE LOC)                            5.25        10/01/2019         1,410,095
   3,750,000   INDUSTRY URBAN DEVELOPMENT AGENCY CA TAX ALLOCATION CIVIC
               RECREATION SERIES A (TAX INCREMENTAL REVENUE LOC)                           5.00        05/01/2017         3,879,225

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  1,555,000   INGLEWOOD CA REDEVELOPMENT AGENCY SERIES A MERGED REDEVELOPMENT
               PROJECT (TAX INCREMENTAL REVENUE LOC)                                       5.25%       05/01/2017    $    1,677,145
     270,000   JAMUL-DULZURA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE
               LOC)                                                                        6.40        08/01/2016           270,875
   2,000,000   KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE LOC)               5.60        08/01/2012         2,026,020
   2,000,000   LAGUNA SALADA UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES B
               (PROPERTY TAX REVENUE LOC)^                                                 5.28        08/01/2020           864,860
   3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY REVENUE SPECIAL TAX
               HORSETHIEF CANYON (SPECIAL TAX REVENUE LOC)                                 5.63        09/01/2016         3,120,949
   4,000,000   LAKE ELSINORE PUBLIC FINANCING AUTHORITY CA SERIES A (TAX
               INCREMENTAL REVENUE LOC)                                                    5.50        09/01/2030         3,907,480
   1,310,000   LANCASTER CA FINANCING AUTHORITY TAX ALLOCATION REVENUE PROJECT
               NUMBER 5 AND 6 REDEVELOPMENT PROJECTS (TAX REVENUE LOC)                     5.25        02/01/2018         1,413,162
   2,965,000   LANCASTER CALIFORNIA SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)^                                                             5.60        08/01/2024           977,768
   3,000,000   LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                       6.00        11/01/2008         3,371,430
   1,500,000   LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                       6.00        11/01/2017         1,728,585
   2,900,000   LOS ALTOS SCHOOL DISTRICT CA ELECTION OF 1998 SERIES B CAPITAL
               APPRECIATION (PROPERTY TAX REVENUE LOC)^                                    5.58        08/01/2021         1,133,320
   1,025,000   LOS ANGELES COUNTY CA CAPITAL APPRECIATION AMBAC INSURED (LEASE
               REVENUE LOC)^                                                               5.30        09/01/2020           439,930
   2,000,000   LOS ANGELES COUNTY CALIFORNIA (LEASE REVENUE LOC)                           6.00        12/01/2015         2,313,980
   2,700,000   LOS ANGELES COUNTY CAPITAL ASSET LEASING CORPORATION CA SERIES B
               (LEASE REVENUE LOC)                                                         6.00        12/01/2014         3,144,069
   2,900,000   LOS ANGELES DEPARTMENT OF AIRPORTS CA SERIES A (AIRPORT REVENUE LOC)        5.50        05/15/2008         3,028,151
   2,750,000   LOS ANGELES DEPARTMENT OF WATER & POWER CA REFUNDED BALANCE SECOND
               ISSUE MBIA (ELECTRIC REVENUE LOC)                                           5.00        10/15/2017         2,810,528
   4,745,000   LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)             5.38        11/01/2015         4,876,531
   2,465,000   LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)             5.38        11/01/2023         2,488,023
   2,200,000   LOS ANGELES UNIFIED SCHOOL DISTRICT CA MULTIPLE PROPERTY PROJECTS
               SERIES A (LEASE REVENUE LOC)                                                5.50        10/01/2010         2,382,666
   1,275,000   MADERA CALIFORNIA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)                5.25        08/01/2023         1,314,742
   2,235,000   MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.12        08/01/2018         1,096,491
   1,055,000   MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.37        08/01/2021           426,610
   1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CA SERIES C (WATER
               REVENUE LOC)+/-                                                             1.08        07/01/2027         1,000,000
   2,000,000   MIDPENINSULA REGIONAL OPEN SPACE DISTRICT CA PROMISSORY NOTES
               (PROPERTY TAX REVENUE LOC)                                                  7.00        09/01/2014         2,057,200
   4,375,000   MONROVIA REDEVELOPMENT AGENCY CA CENTRAL REDEVELOPMENT PROJECT
               AREA 1 (TAX INCREMENTAL REVENUE LOC)                                        5.00        05/01/2021         4,443,425
   1,660,000   MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A AMBAC
               INSURED (TAX INCREMENTAL REVENUE LOC)                                       5.00        08/01/2018         1,716,274
   1,260,000   MOUNTAIN VIEW LOS ALTOS UNION HIGH SCHOOL DISTRICT CA SERIES D
               (PROPERTY TAX REVENUE LOC)^                                                 5.20        08/01/2019           580,810
   1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
               FACILITY (SOLID WASTE REVENUE LOC)%%                                        5.50        02/15/2013         1,109,970
     720,000   NATOMAS UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE
               LOC)                                                                        5.75        09/01/2012           736,906
   1,600,000   NEVADA UNION HIGH SCHOOL DISTRICT CA (PROPERTY TAX REVENUE LOC)            12.00        08/01/2018         2,790,896
   5,000,000   NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON TRANSMISSION
               PROJECT SERIES A (POWER REVENUE LOC)                                        7.00        05/01/2013         6,024,200
   1,465,000   OAKLAND CALIFORNIA (PROPERTY TAX REVENUE LOC)                               6.00        06/15/2012         1,470,142
   2,500,000   OCEANSIDE CA COMMUNITY DEVELOPMENT COMMON TAX ALLOCATION DOWNTOWN
               REDEVELOPMENT PROJECT ESCROW BONDS (TAX ALLOCATION REVENUE LOC)             5.20        09/01/2017         2,448,975

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$  1,500,000   ONTARIO REDEVELOPMENT FINANCING AUTHORITY CA ONTARIO REDEVELOPMENT
               PROJECT NO.1 (SPECIAL TAX REVENUE LOC)                                      6.00%       08/01/2015    $    1,534,515
   2,160,000   ORCHARD SCHOOL DISTRICT CA CAPITAL APPRECIATION ELECTION OF 2000
               SERIES A (PROPERTY TAX REVENUE LOC)^                                        5.60        08/01/2024           712,303
   1,000,000   PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.37        09/01/2021           402,590
   1,000,000   PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 5.43        09/01/2022           377,780
     105,000   PARLIER REDEVELOPMENT AGENCY UNREFUNDED BALANCE SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               6.95        08/01/2023           106,429
   1,915,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE
               LOC)                                                                        6.25        01/01/2018         2,208,129
   1,030,000   PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               5.25        10/01/2020         1,081,582
   2,045,000   PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               5.75        10/01/2031         2,068,190
   2,000,000   PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A
               (WATER REVENUE LOC)                                                         5.50        05/01/2019         2,190,400
   7,000,000   PICO RIVERA WATER AUTHORITY CA SERIES A (WATER REVENUE LOC)                 6.25        12/01/2032         6,862,870
   2,515,000   PLACENTIA REDEVELOPMENT AUTHORITY CA SERIES A (TAX INCREMENTAL
               REVENUE LOC)                                                                5.85        08/01/2032         2,570,305
   2,680,000   POMONA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX
               REVENUE LOC)                                                                6.55        08/01/2029         3,256,790
     775,000   PORT OF OAKLAND CA MITSUI O.S.K. LINES LIMITED SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        6.70        01/01/2007           777,720
   2,155,000   PORT OF OAKLAND CA MITSUI O.S.K. LINES LIMITED SERIES A
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        6.80        01/01/2019         2,159,418
   2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                 5.50        11/01/2020         2,078,400
   5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                 5.00        11/01/2021         5,009,800
   3,600,000   PORT REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE LOC)                        5.13        06/01/2030         3,321,288
   1,500,000   RANCHO CUCAMONGA CA REDEVELOPMENT PROJECT TAX ALLOCATION REVENUE
               MBIA INSURED (TAX ALLOCATION REVENUE LOC)                                   5.13        09/01/2030         1,496,670
   1,000,000   RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY CA SERIES B
               EISENHOWER MEDICAL CENTER (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE LOC)+/-                                                   1.00        01/01/2026         1,000,000
   1,530,000   REDLANDS CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE
               REDEVELOPMENT PROJECT AREA CLASS A (TAX REVENUE LOC)                        4.63        08/01/2022         1,470,973
   1,345,000   RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               4.88        09/01/2018         1,319,956
   1,000,000   RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               5.00        09/01/2021           976,290
   3,115,000   RICHMOND CALIFORNIA WASTEWATER REVENUE (SEWER REVENUE LOC)                  5.80        08/01/2018         3,437,839
   1,100,000   RICHMOND JOINT POWERS FINANCING AUTHORITY CA LEASE & GAS TAX SERIES
               A (LEASE REVENUE LOC)                                                       5.25        05/15/2013         1,045,528
   8,595,000   RIVERSIDE COUNTY ASSET LEASING CORPORATION CA RIVERSIDE COUNTY
               HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)^                       5.74        06/01/2026         2,486,104
      35,000   RIVERSIDE COUNTY CA GNMA SERIES A (HOUSING REVENUE LOC)                     6.85        10/01/2016            35,459
   4,560,000   RIVERSIDE COUNTY PUBLIC FINANCING AUTHORITY CA REDEVELOPMENT
               PROJECTS SERIES A (TAX ALLOCATION REVENUE LOC)                              5.50        10/01/2022         4,587,041
   2,000,000   ROBLA CA SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE LOC)^               5.62        08/01/2025           621,540
   3,990,000   ROCKLIN REDEVELOPMENT AGENCY CA ROCKLIN REDEVELOPMENT PROJECT
               SERIES A (TAX INCREMENTAL REVENUE LOC)                                      5.50        09/01/2031         4,027,307
       5,000   SACRAMENTO CITY FINANCING AUTHORITY CA UNREFUNDED BALANCE
               (OTHER REVENUE LOC)                                                         6.70        11/01/2011             5,020
   2,870,000   SACRAMENTO COUNTY HOUSING AUTHORITY VERANDAS APARTMENTS PROJECT
               SERIES H (HOUSING REVENUE LOC)                                              5.70        03/01/2034         2,921,086

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    300,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT CA ESCROWED TO MATURITY
               SERIES C (ELECTRIC REVENUE LOC)                                             5.75%       11/15/2008    $      304,137
   2,500,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC
               REVENUE LOC)                                                                6.25        08/15/2010         2,844,025
   3,500,000   SAN BUENAVENTURA CA WATER REVENUE AMBAC INSURED (WATER REVENUE LOC)         5.00        10/01/2029         3,435,705
   1,000,000   SAN DIEGO CA PUBLIC FACILITIES FINANCE AUTHORITY SERIES A (LEASE
               REVENUE LOC)                                                                5.25        05/15/2020         1,005,200
   3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE LOC)           6.25        09/01/2029         3,249,440
   4,500,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION CA SERIES A
               (SALES TAX REVENUE LOC)                                                     6.00        04/01/2008         4,839,660
   3,910,000   SAN DIEGO REDEVELOPMENT AGENCY CA CAPITAL APPRECIATION TAX
               ALLOCATION CENTRE (TAX INCREMENTAL REVENUE LOC)^                            5.56        09/01/2023         1,366,506
   1,060,000   SAN DIEGO REDEVELOPMENT AGENCY CA CENTRE CITY SUB PARKING SERIES B
               (PARKING FACILITIES REVENUE LOC)                                            5.30        09/01/2020         1,060,413
   2,500,000   SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND SERIES 27B
               (AIRPORT REVENUE LOC)                                                       5.00        05/01/2019         2,556,450
   2,390,000   SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION SECOND SERIES ISSUE
               15A (AIRPORT REVENUE LOC)                                                   5.00        05/01/2017         2,416,338
     645,000   SAN JACINTO COMMUNITY FACILITIES DISTRICT CA SERIES A (SPECIAL
               TAX REVENUE LOC)                                                            2.90        09/01/2006           644,955
   6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
               REVENUE (TOLL ROAD REVENUE LOC)^                                            5.42        01/01/2024         2,114,400
   4,000,000   SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY CA SENIOR LIEN
               (TOLL ROAD REVENUE LOC)                                                     7.55        01/01/2008         4,715,600
   2,000,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE LOC)^                      4.82        04/01/2016         1,142,680
   3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
               REVENUE LOC)                                                                6.20        01/01/2041         3,406,821
   1,205,000   SAN JOSE UNIFIED SCHOOL DISTRICT (LEASE REVENUE LOC)^                       5.40        01/01/2021           500,147
   1,055,000   SAN JUAN CALIFORNIA UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION -
               SCHOOL DISTRICTS LOC)                                                       5.25        08/01/2017         1,127,236
   1,170,000   SAN JUAN UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)                                                              5.25        08/01/2018         1,242,879
   5,270,000   SAN MARCOS CA PUBLIC FINANCING AUTHORITY REVENUE SERIES A
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                              6.25        09/02/2022         5,948,354
   1,310,000   SAN MARCOS PUBLIC FACILITIES AUTHORITY CA ESCROWED TO MATURITY
               (STATE & LOCAL GOVERNMENTS LOC)^                                            4.66        01/01/2015           807,523
   1,000,000   SAN MATEO REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE LOC)                5.40        08/01/2018         1,036,490
   3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
               (LEASE REVENUE LOC)                                                         5.60        09/01/2019         3,018,390
   3,000,000   SANTA CLARA COUNTY HOUSING AUTHORITY CA BLOSSOM RIVER APARTMENTS
               SERIES A (HOUSING REVENUE LOC)                                              6.50        09/01/2039         2,861,460
   4,284,000   SANTA CLARA COUNTY HOUSING AUTHORITY CA THE WILLOWS APARTMENTS
               SERIES A (HOUSING REVENUE LOC)                                              6.40        06/01/2030         3,930,527
   6,000,000   SIMI VALLEY CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES A
               MBIA INSURED (GENERAL OBLIGATION - STATES, TERRITORIES LOC)^                5.77        06/01/2029         1,453,920
   1,750,000   SIMI VALLEY UNIFIED SCHOOL DISTRICT CAPITAL IMPROVEMENT PROJECTS
               (LEASE REVENUE LOC)                                                         5.25        08/01/2022         1,859,708
   1,000,000   SONOMA VALLEY UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)            6.00        07/15/2021         1,068,130
   1,765,000   SOUTH GATE PUBLIC FINANCING AUTHORITY CA SOUTH GATE REDEVELOPMENT
               PROJECT NO.1 (TAX INCREMENTAL REVENUE LOC)                                  5.25        09/01/2019         1,836,853
      40,000   SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA & FNMA SERIES
               A (HOUSING REVENUE LOC)                                                     6.75        09/01/2022            40,007
      30,000   SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA SERIES A
               (HOUSING REVENUE LOC)                                                       7.63        10/01/2022            30,016
   1,270,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE LOC)           6.75        07/01/2011         1,484,008
      10,000   STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A
               HOUSING REVENUE LOC)                                                        7.50        02/01/2023            10,593
   1,415,000   STOCKTON CA REDEVELOPMENT AGENCY STOCKTON EVENTS CENTER ARENA
               PROJECT FGIC INSURED (LEASE REVENUE LOC)                                    4.25        09/01/2025         1,235,691

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$  5,690,000   SULPHUR SPRINGS UNION SCHOOL DISTRICT CA INTEREST ACCRUAL SERIES A
               (PROPERTY TAX REVENUE LOC)^                                                 4.46%       09/01/2013    $    3,798,132
   1,970,000   TEMECULA VALLEY CA UNIFIED SCHOOL DISTRICT FSA INSURED (PROPERTY
               TAX REVENUE LOC)                                                            5.00        08/01/2018         2,095,174
   2,705,000   TORRANCE CA (LEASE REVENUE LOC)                                             5.75        04/01/2016         2,821,991
   5,725,000   UNION CITY COMMUNITY REDEVELOPMENT AGENCY SERIES A COMMUNITY
               REDEVELOPMENT PROJECT (SPECIAL FACILITIES REVENUE LOC)                      5.38        10/01/2034         5,837,210
   3,275,000   VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE LOC)           5.70        05/01/2016         3,513,125
   2,595,000   VERNON CALIFORNIA MALBURG GENERATING STATION PROJECT (ELECTRIC
               REVENUE LOC)                                                                5.50        04/01/2021         2,622,767
   1,140,000   VERNON CALIFORNIA MALBURG GENERATING STATION PROJECT (ELECTRIC
               REVENUE LOC)                                                                5.50        04/01/2023         1,149,109
   2,500,000   VISTA COMMUNITY DEVELOPMENT COMMISSION CA VISTA REDEVELOPMENT
               PROJECT AREA (TAX INCREMENTAL REVENUE LOC)                                  5.88        09/01/2037         2,543,050
   1,135,000   WALNUT VALLEY UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX
               REVENUE LOC)                                                                5.75        08/01/2015         1,150,288
   1,000,000   WESTMINSTER REDEVELOPMENT AGENCY CA ROSE GARDENS APARTMENT PROJECT
               SERIES A (HOUSING REVENUE LOC)                                              6.50        08/01/2010         1,008,040
   2,395,000   WINDSOR JOINT POWERS FINANCING AUTHORITY CA WINDSOR CIVIC CENTER
               SERIES A (LEASE REVENUE LOC)                                                5.38        10/01/2018         2,546,460
   1,600,000   YORBA LINDA REDEVELOPMENT AGENCY CA SERIES A CAPITAL APPRECIATION
               YORBA LINDA REDEVELOPMENT (SPECIAL TAX REVENUE LOC)^                        5.34        09/01/2019           719,232

                                                                                                                        496,181,239
                                                                                                                     --------------

PUERTO RICO - 0.83%
   3,800,000   CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER
               REVENUE LOC)                                                                6.00        07/01/2010         4,323,564
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $482,190,144)                                                                       500,504,803
                                                                                                                     --------------

SHARES
SHORT-TERM INVESTMENTS - 0.40%
   2,094,000   WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~                                                        2,094,000
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,094,000)                                                                            2,094,000
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $497,280,292)*                                99.20%                                                           $  515,844,763
OTHER ASSETS AND LIABILITIES, NET                    0.80                                                                 4,150,395
                                                   ------                                                            --------------

TOTAL NET ASSETS                                   100.00%                                                           $  519,995,158
                                                   ======                                                            ==============

+/-   VARIABLE RATE SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $1,356,622. (SEE NOTE 2)

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $497,644,365 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $ 21,232,035
      GROSS UNREALIZED DEPRECIATION                             (3,031,637)
                                                              ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $ 18,200,398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
Investment Companies -- 2.49%
       8,248   BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                   $      110,111
      50,096   DREYFUS MUNICIPAL INCOME FUND                                                                                460,883
      27,791   DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                        226,219
      17,748   MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                        219,543
      15,692   NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                     223,925
      25,652   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                    365,028
      18,339   NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                         241,341
      15,188   SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                        199,266
      12,543   SELIGMAN SELECT MUNICIPAL FUND                                                                               127,061
       7,778   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                  109,825
       8,528   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                               114,105
      12,032   VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                             173,140
                                                                                                                          2,570,447
                                                                                                                     --------------
TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                              2,570,447
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES -- 97.70%

COLORADO -- 96.59%
$  1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO
               (PROPERTY TAX REVENUE LOC)                                                  5.50%       12/01/2019         1,347,350
   1,380,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT NO. 27J BRIGHTON, CO
               (PROPERTY TAX REVENUE LOC)                                                  5.00        12/01/2015         1,466,209
   1,100,000   ADAMS COUNTY CO SCHOOL DISTRICT #012 SERIES A FSA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  5.00        12/15/2016         1,160,181
   1,250,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE (WATER
               REVENUE LOC)                                                                6.25        12/01/2020         1,370,912
   1,500,000   AURORA HOUSING AUTHORITY CO RIVER FALLS PROJECT SERIES A (HOUSING
               REVENUE LOC)                                                                5.60        07/01/2019         1,458,510
     725,000   BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS
               DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)                                    7.00        12/01/2011           730,481
     700,000   BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1 PROJECT
               (SPECIAL TAX REVENUE LOC)                                                   6.00        12/01/2009           703,591
   1,000,000   BOULDER CO WATER & SEWER REVENUE (WATER REVENUE LOC)                        5.60        12/01/2017         1,094,500
   1,235,000   BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
               (OTHER REVENUE LOC)                                                         5.50        09/01/2020         1,322,722
   1,000,000   BOULDER COUNTY COLORADO OPEN SPACE CAP IMP TR FD (SALES TAX REVENUE
               LOC)                                                                        5.00        07/15/2017         1,040,940
   1,000,000   BROOMFIELD COLORADO (WATER REVENUE LOC)                                     5.00        12/01/2019         1,031,150
     500,000   CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO
               (PROPERTY TAX REVENUE LOC)                                                  6.38        12/01/2016           508,535
   1,250,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER REVENUE
               LOC)                                                                        5.25        06/01/2021         1,265,850
   1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER
               SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                 6.25        12/15/2012         1,078,380
   1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER
               SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                 7.13        12/15/2030         1,061,270
   3,750,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ALEXANDER DAWSON
               SCHOOL CO PROJECT (PRIVATE SCHOOL REVENUE LOC)                              5.30        02/15/2029         3,765,975
     500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
               CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)                                  7.00        11/01/2029           582,965

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
COLORADO (CONTINUED)
$    600,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
               RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)                              6.75%       06/01/2029    $      556,506
   1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
               UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                  5.75        06/01/2016         1,002,210
   1,500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER
               SCHOOL PROJECT (LEASE REVENUE LOC)                                          6.00        12/01/2021         1,711,980
   1,040,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE CHARTER
               SCHOOL COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL FACILITIES
               REVENUE LOC)                                                                5.00        06/15/2019         1,068,725
   1,445,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE PARKER
               CORE CHARTER XLCA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)              5.00        11/01/2024         1,421,360
     100,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A JOHNSON
               & WALES UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)             5.00        04/01/2023            99,992
   2,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.25        09/01/2021         2,026,060
   1,040,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.50        01/01/2023         1,051,960
   1,000,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.63        01/01/2033         1,005,700
     415,000   COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL &
               RESEARCH (HEALTHCARE FACILITIES REVENUE LOC)                                5.00        01/01/2008           426,392
   2,000,000   COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.50        09/01/2020         2,127,940
   1,250,000   COLORADO HEALTH FACILITIES AUTHORITY SISTERS OF CHARITY SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.25        05/15/2011         1,451,087
   1,000,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.75        09/15/2022           991,000
     850,000   COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY PROJECT
               (HOUSING REVENUE LOC)                                                       6.10        08/01/2023           865,886
     785,000   COLORADO HOUSING & FINANCE AUTHORITY AMT-SINGLE FAMILY PROJECT
               (HOUSING REVENUE LOC)                                                       6.50        08/01/2031           811,941
     400,000   COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE APARTMENTS
               PROJECT (HOUSING REVENUE LOC)+/-                                            1.06        02/15/2028           400,000
     365,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES A-3 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               6.50        05/01/2016           369,683
   3,180,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)+/-                                            6.70        08/01/2017         3,303,130
     700,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               6.55        08/01/2033           726,222
      15,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               7.50        12/01/2016            15,176
     175,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C-2 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               7.45        06/01/2017           177,681
     880,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C-3 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               6.38        08/01/2033           911,557
       5,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES D-1 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               8.00        12/01/2024             5,020
     145,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES D-2 SINGLE FAMILY
               PROJECT (HOUSING REVENUE LOC)                                               7.10        06/01/2014           145,927
   3,160,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE
               LOC)+/-                                                                    11.44        04/01/2011         3,322,677
     935,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)       6.60        08/01/2017           938,039

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
COLORADO (CONTINUED)
$  1,000,000   COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES
               A-3 CLASS III (HOUSING REVENUE LOC)%%                                       5.25%       05/01/2032    $    1,038,800
   2,255,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
               (OTHER REVENUE LOC)                                                         5.25        09/01/2015         2,428,770
   1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
               (OTHER REVENUE LOC)                                                         5.63        09/01/2015         1,100,360
   1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
               (OTHER REVENUE LOC)                                                         5.13        09/01/2018         1,048,830
   1,810,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
               (WATER REVENUE LOC)                                                         4.88        09/01/2017         1,860,028
   1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
               (WATER REVENUE LOC)                                                         5.00        09/01/2019         1,021,310
   1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES B
               (OTHER REVENUE LOC)                                                         5.00        09/01/2019         1,027,840
   2,280,000   DAWSON RIDGE METROPOLITAN DISTRICT #1 SERIES B (PROPERTY TAX REVENUE
               LOC)^                                                                       5.49        10/01/2022           848,411
   2,000,000   DENVER CITY & COUNTY BOARD OF WATER COMMISSION (LEASE REVENUE LOC)          5.00        11/15/2016         2,088,200
   1,000,000   DENVER CITY & COUNTY CO CONVENTION CENTER PROJECT SERIES A
               (SALES TAX REVENUE LOC)                                                     5.50        09/01/2016         1,084,550
   1,000,000   DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT SERIES B
               (RECREATIONAL FACILITIES REVENUE LOC)                                       5.13        12/01/2017         1,045,970
   1,000,000   DENVER CITY & COUNTY CO SCHOOL DISTRICT #1 FSA INSURED (PROPERTY TAX
               REVENUE LOC)                                                                5.00        12/01/2016         1,056,090
   2,000,000   DENVER CITY & COUNTY CO SERIES B (AIRPORT REVENUE LOC)                      5.50        11/15/2015         2,163,460
   1,000,000   DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE LOC)                      5.60        11/15/2010         1,068,520
   2,000,000   DENVER CITY & COUNTY CO CONVENTION CENTER PROJECT SERIES A FSA
               INSURED (SALES TAX REVENUE LOC)                                             5.50        09/01/2017         2,169,100
   1,000,000   DENVER CITY & COUNTY CO WATER COMMISSION WATER REVENUE SERIES B FSA
               INSURED (WATER REVENUE LOC)                                                 5.00        12/01/2016         1,052,130
     900,000   DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT (PROPERTY TAX
               REVENUE LOC)                                                                6.40        12/01/2018           902,178
   1,000,000   DOUGLAS COUNTY CO AUTUMN CHASE PROJECT (HOUSING REVENUE LOC)+/-             1.08        12/01/2029         1,000,000
   1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE LOC)              5.35        08/01/2018         1,516,374
   1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES FGIC
               INSURED (PROPERTY TAX REVENUE LOC)                                          5.75        12/15/2022         1,105,980
   2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS (PROPERTY TAX
               REVENUE LOC)                                                                7.10        12/01/2017         3,177,325
   1,160,000   EL PASO COUNTY CO SCHOOL DISTRICT #49 FALCON PROJECT (PROPERTY TAX
               REVENUE LOC)                                                                5.63        12/01/2016         1,276,812
   1,500,000   ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT (HOUSING REVENUE LOC)            6.65        12/01/2026         1,503,300
   1,000,000   FORT COLLINS CO LEASE REVENUE SERIES A AMBAC INSURED (LEASE
               REVENUE LOC)%%                                                              5.38        06/01/2025         1,040,590
   1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE (LEASE
               REVENUE LOC)                                                                5.75        12/01/2019         1,325,676
   1,395,000   GARFIELD COUNTY COLORADO SCHOOL DISTRICT REVENUE-2 GARFIELD
               (PROPERTY TAX REVENUE LOC)                                                  5.25        12/01/2021         1,455,669
   1,000,000   GOLDEN COLORADO SERIES B (SALES TAX REVENUE LOC)                            5.25        12/01/2016         1,070,250
   1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE LOC)            5.75        12/01/2019         1,280,673
   1,000,000   HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 (PROPERTY TAX REVENUE
               LOC)                                                                        6.50        06/15/2011         1,173,390
   3,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE LOC)        6.50        12/15/2011         3,556,830
     500,000   LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                 6.00        04/01/2019           503,845
     500,000   LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                 6.10        04/01/2024           494,180
   1,090,000   LARIMER COUNTY CO FAIRGROUNDS & EVENTS CENTER PROJECT (SALES TAX
               REVENUE LOC)                                                                5.25        12/15/2015         1,171,641
   2,000,000   METEX METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE LOC)          5.80        12/01/2016         2,181,440
     865,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)          6.50        12/01/2016           866,894

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
COLORADO (CONTINUED)
$    280,000   PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE REVENUE
               (LEASE REVENUE LOC)                                                         6.90%       07/01/2015    $      283,125
     600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
               REVENUE LOC)                                                                7.38        09/01/2010           713,376
   1,730,000   UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES
               SYSTEM (COLLEGE AND UNIVERSITY REVENUE LOC)                                 5.50        06/01/2019         1,854,058

                                                                                                                         99,479,347
                                                                                                                     --------------
PUERTO RICO -- 1.11%
   1,000,000   CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE
               LOC)                                                                        6.00        07/01/2026         1,137,780
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $ 96,726,673)                                                                       100,617,127
                                                                                                                     --------------

SHARES

SHORT-TERM INVESTMENTS -- 0.88%
     905,000   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                            905,000
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $905,000)                                                                                905,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $99,909,219)*                 101.07%                                                                           $ 104,092,574
OTHER ASSETS AND LIABILITIES, NET    (1.07)                                                                              (1,104,557)
                                    ------                                                                           --------------
TOTAL NET ASSETS                    100.00%                                                                           $ 102,988,017
                                    ======                                                                           ==============

+/-   Variable rate securities.

^ Zero coupon/stepped coupon bond. Interest rate presented is yield to maturity.

%% Securities issued on a when-issued (TBA) basis, total cost $1,020,330. (See Note 2)

~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is $100,080,805 and net unrealized appreciation (depreciation) consists of:

      Gross Unrealized Appreciation               $ 5,021,831
      Gross Unrealized Depreciation                (1,010,062)
                                                  -----------
      Net unrealized appreciation (depreciation)  $ 4,011,769

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 98.81%

MINNESOTA - 96.23%
$  2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SCHOOL DISTRICT
               CENTER FOR ENHANCEMENT PROGRAM SERIES A FSA SCHOOL DISTRICT CREDIT
               PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                  5.00%       02/01/2018     $   2,953,082
   2,395,000   ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES PRESBYTERIAN HOMES
               SERIES A UNITED STATES BANK INSURED (HOUSING REVENUE LOC)+/-                1.13        09/01/2029         2,395,000
     650,000   AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE
               PROJECT SERIES A (HOUSING REVENUE LOC)                                      7.15        01/01/2020           686,771
   1,500,000   AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A COURTYARD
               RESIDENCE PROJECT (HOUSING REVENUE LOC)                                     7.25        01/01/2032         1,577,475
   1,055,000   BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.63        09/01/2021         1,087,462
     160,000   BLAINE MN BALL CORPORATION PROJECT ESCROWED TO MATURITY
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        7.13        12/01/2004           163,602
   3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B
               SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)           5.00        02/01/2016         3,150,780
   3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B
               SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)           5.00        02/01/2019         3,097,320
   2,195,000   BRECKENRIDGE MN CATHOLIC HEALTH CORPORATION MBIA INSURED (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.00        11/15/2005         2,244,453
   4,805,000   BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ZERO COUPON ESCROWED TO
               MATURITY (HEALTHCARE FACILITIES REVENUE LOC)^                               6.08        05/01/2012         3,005,191
     155,000   CHASKA MN ECONOMIC DEVELOPMENT AUTHORITY INDEPENDENT SCHOOL DISTRICT
               #112 SERIES A (LEASE REVENUE LOC)                                           5.25        12/01/2012           162,811
     750,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A FSA SCHOOL
               DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                  5.70        02/01/2017           811,725
   1,250,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
               CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
               REVENUE LOC)                                                                5.75        02/01/2007         1,317,400
   1,000,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
               CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
               REVENUE LOC)                                                                5.75        02/01/2009         1,053,920
     500,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
               CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
               REVENUE LOC)                                                                6.00        02/01/2013           528,900
     210,000   CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED 2/01/2005
               @ 100 (PROPERTY TAX REVENUE LOC)                                            9.75        02/01/2005           220,051
     290,000   CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED 2/01/2005
               @ 100 (PROPERTY TAX REVENUE LOC)                                            9.75        02/01/2005           303,879
     945,000   CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                           5.63        10/01/2014         1,005,111
     995,000   CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                           5.70        10/01/2015         1,055,804
     220,000   CITY OF MINNEAPOLIS MN ABBOTT NORTHWESTERN HOSPITAL INCORPORATED
               ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                    6.50        12/01/2006           232,355
   1,000,000   CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.00        11/15/2023         1,052,300
     500,000   CITY OF MINNEAPOLIS MN EBENEZER SOCIETY PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         7.20        07/01/2023           477,170
     575,000   CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.50        11/15/2012           517,477
   1,060,000   CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.88        11/15/2018           869,497
   1,000,000   CITY OF NEW HOPE MN MASONIC HOME NORTH RIDGE
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.90        03/01/2019         1,001,650
     500,000   CITY OF PINE RIVER MN EVANGELICAL LUTHERAN GOOD SAMARITAN PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.40        08/01/2015           510,555

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$    180,000   CITY OF ST CLOUD MN (LEASE REVENUE LOC)                                     5.20%       12/01/2005     $     187,117
     185,000   CITY OF ST CLOUD MN (LEASE REVENUE LOC)                                     5.30        12/01/2006           191,153
     400,000   CITY OF ST CLOUD MN (LEASE REVENUE LOC)                                     5.90        12/01/2017           405,632
   1,335,000   CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                 5.75        05/01/2010         1,486,282
   1,750,000   CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                 5.38        05/01/2011         1,908,935
   4,875,000   CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                 5.75        05/01/2026         5,130,450
   1,890,000   COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
               REVENUE LOC)                                                                5.00        02/01/2017         1,989,282
   1,000,000   COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
               REVENUE LOC)                                                                5.00        02/01/2018         1,048,300
   1,000,000   CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES
               REVENUE  LOC)                                                               5.75        06/01/2014           988,140
   1,000,000   CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                6.00        06/01/2019           987,150
   1,395,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MULTIFAMILY
               HOUSING COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                        7.38        12/01/2029         1,431,772
     695,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
               BENEDICTINE HEALTH SYSTEMS - ST MARY'S (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE LOC)                                                      5.25        02/15/2021           696,988
     155,000   EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                  5.90        02/01/2015           157,775
     255,000   EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                  6.00        02/01/2018           258,358
     300,000   EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                  6.10        02/01/2021           302,178
   1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA SCHOOL
               DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                  5.00        02/01/2018         1,037,990
     580,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
               HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                              5.10        09/01/2014           591,606
     605,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
               HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                              5.20        09/01/2015           616,362
     560,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
               HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                              5.30        09/01/2016           570,360
     670,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
               HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                              5.40        09/01/2017           681,899
   1,390,000   GLENCOE MN PREREFUNDED 8/1/04 @ 102 (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                6.63        04/01/2011         1,423,721
     700,000   GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)             7.20        04/01/2016           749,280
     600,000   GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)             7.40        04/01/2021           644,118
     585,000   GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)             7.50        04/01/2031           623,376
   1,075,000   HIBBING MN THE DULUTH CLINIC LIMITED FSA INSURED PREREFUNDED
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.50        11/01/2013         1,202,914
   2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 FSA SCHOOL DISTRICT
               CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.00        02/01/2017         2,904,449
   1,735,000   LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 BUILDING SERIES
               A FSA SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
               LOC)                                                                        5.00        04/01/2019         1,797,078
   1,080,000   LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE
               LOC)                                                                        5.25        02/01/2016         1,086,966
     500,000   LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE
               LOC)                                                                        5.35        02/01/2019           502,340
     315,000   MANKATO MN UNREFUNDED BALANCE 1ST MORTGAGE SERIES C
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.10        08/01/2005           316,099
     390,000   MANKATO MN UNREFUNDED BALANCE 1ST MORTGAGE SERIES C
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.15        08/01/2006           391,170
     850,000   MARSHALL MN WEINER MEMORIAL MEDICAL CENTER PROJECT SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.85        11/01/2023           863,855
     500,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH
               CARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.63        12/01/2022           500,515


PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$    500,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH
               CARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.88%       12/01/2029    $      500,865
     500,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
               HEALTHCARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.25        12/01/2016           498,625
   4,660,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
               SUBORDINATED SERIES C FGIC INSURED (AIRPORT REVENUE LOC)                    5.25        01/01/2021         4,864,621
   5,700,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS SERIES A MBIA INSURED
               (AIRPORT REVENUE LOC)                                                       5.00        01/01/2022         5,790,744
   1,130,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
               LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        6.00        02/01/2022         1,173,302
   5,360,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
               SYSTEM FAIRVIEW HOSPITAL SERIES A MBIA INSURED (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.50        11/15/2017         5,754,282
   2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
               SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                        5.88        11/15/2010         2,254,635
   2,000,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
               SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                        6.38        11/15/2022         2,161,860
     435,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD BENEDICTINE
               HEALTH SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)            5.25        02/15/2014           463,031
   1,525,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD SMALL BUSINESS
               DEVELOPMENT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)                   5.50        08/01/2010         1,529,651
   2,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY COLLEGE AT ST
               BENEDICT SERIES 4-T (COLLEGE AND UNIVERSITY REVENUE LOC)                    5.35        03/01/2020         2,008,520
     700,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY MACALESTER COLLEGE
               SERIES 4-C GENERAL OBLIGATION OF INSTITUTION INSURED (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     5.55        03/01/2016           714,077
     600,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY NORTHWESTERN COLLEGE
               SERIES 4-Z (COLLEGE AND UNIVERSITY REVENUE LOC)                             5.20        10/01/2013           606,528
   1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST JOHNS UNIVERSITY
               SERIES 4-L (COLLEGE AND UNIVERSITY REVENUE LOC)                             5.35        10/01/2017         1,021,190
     895,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST MARYS UNIVERSITY
               SERIES 5-E (COLLEGE AND UNIVERSITY REVENUE LOC)                             6.75        03/01/2019           965,463
     135,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY UNREFUNDED BALANCE
               SERIES 3-W GENERAL OBLIGATION OF UNIVERSITY INSURED (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     6.00        03/01/2007           135,297
   1,785,000   MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA
               GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                  5.80        08/01/2011         1,833,302
     760,000   MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA
               GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                  5.90        08/01/2015           779,372
     170,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
               GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                  5.75        07/01/2018           174,723
     990,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
               OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                          5.85        07/01/2020         1,018,274
   1,310,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
               MBIA INSURED (HOUSING REVENUE LOC)                                           5.35        07/01/2017         1,338,283
   1,650,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D
               AMBAC GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)            5.80        07/01/2021         1,673,958
     105,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D-2
               REMARKET 3/24/93 GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
               REVENUE LOC)                                                                5.60        01/01/2006           106,290
     790,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES I
               REMARKET 8/12/92 GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
               REVENUE LOC)                                                                6.25        01/01/2015           795,972
   1,620,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES M
               REMARKET 12/12/96 GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
               REVENUE LOC)                                                                5.88        01/01/2017         1,680,799
   1,110,000   MINNESOTA PUBLIC FACILITIES AUTHORITY CLOSED LOAN POOL (OTHER
               REVENUE LOC)                                                                5.00        03/01/2008         1,192,029

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$  4,490,000   MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES A (OTHER REVENUE LOC)          5.00%       03/01/2018    $    4,629,010
   2,000,000   MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER REVENUE LOC)          5.13        03/01/2015         2,117,040
   1,000,000   MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE
               RECREATIONAL AREA (RECREATIONAL FACILITIES REVENUE LOC)                     7.25        11/01/2016         1,004,880
   1,100,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL
               DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                  5.65        02/01/2010         1,196,272
   1,650,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL
               DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                  5.75        02/01/2022         1,799,969
     505,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
               FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                     5.20        12/01/2009           521,887
     725,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
               FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                     5.40        12/01/2011           740,348
     825,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
               FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                     5.45        12/01/2012           834,323
     500,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
               FACILITIES SERIES A (HOUSING REVENUE LOC)                                   5.30        12/01/2010           512,650
     700,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
               FACILITIES SERIES A RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)      5.75        12/01/2019           738,927
   1,405,000   MOORHEAD MN FHA INSURED ESCROWED TO MATURITY (HOUSING REVENUE LOC)          7.10        08/01/2011         1,594,001
   1,430,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL
               DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                  5.38        02/01/2017         1,536,363
   2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL
               DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                  5.38        02/01/2019         2,172,988
     560,000   MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY NORTHEAST SERVICE
               COOPERATIVE PROJECT SERIES A (LEASE REVENUE LOC)                            6.25        10/01/2019           574,515
   1,000,000   NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)       5.30        01/01/2021         1,040,760
   2,000,000   NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)       5.40        01/01/2015         2,160,900
     360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)        5.90        02/01/2018           374,458
     455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)        6.00        02/01/2022           468,177
   1,000,000   OTTER TAIL COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A
               (LEASE REVENUE LOC)                                                         5.00        02/01/2019           996,880
     115,000   RED WING MN RIVER REGION OBLIGATED GROUP SERIES B PREREFUNDED 9/1/05
               @ 100 (HEALTHCARE FACILITIES REVENUE LOC)                                   6.35        09/01/2005           120,941
     300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY SENIOR HOUSING PROJECT
               SERIES A (HOUSING REVENUE LOC)                                              6.63        01/01/2019           276,039
   2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT
               CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.00        02/01/2019         2,894,199
   1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT
               CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.00        02/01/2020         1,026,620
   1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL BUILDING FSA
               SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)           5.00        02/01/2018         1,035,040
   1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT
               CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
               REVENUE LOC)                                                                5.60        02/01/2018         1,308,011
   2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT
               CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
               REVENUE LOC)                                                                5.63        02/01/2020         3,177,327
   2,285,000   ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO
               MEDICAL  CENTER- SERIES I (HEALTHCARE FACILITIES REVENUE LOC)               5.80        11/15/2007         2,504,611
   1,650,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.90        11/15/2009         1,847,819
   1,875,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.90        11/15/2010         2,119,875


PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$  2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
               SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
               REVENUE LOC)^                                                               3.55%       04/01/2009    $    1,691,980
   3,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
               SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
               REVENUE LOC)^                                                               3.81        04/01/2010         2,414,490
   2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
               SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
               REVENUE LOC)^                                                               4.03        04/01/2011         1,527,620
     695,000   SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT NO.833 SERIES
               A (PROPERTY TAX REVENUE LOC)                                                5.50        02/01/2017           749,585
   5,000,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY CAPITAL APPRECIATION
               SERIES A (ELECTRIC REVENUE LOC)^                                            5.12        01/01/2020         2,283,450
     975,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY PREREFUNDED SERIES A
               (ELECTRIC REVENUE LOC)                                                      5.00        01/01/2009         1,051,869
   1,450,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE
               LOC)                                                                        5.25        01/01/2017         1,579,224
   2,025,000   ST LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SCHOOL DISTRICT
               CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.45        02/01/2013         2,192,954
   1,050,000   ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL DISTRICT
               CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.00        02/01/2018         1,088,850
   2,000,000   ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL DISTRICT
               CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.00        02/01/2019         2,063,600
     500,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                 5.20        05/15/2013           511,125
   1,700,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                 5.25        05/15/2018         1,701,343
   3,000,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                 5.30        05/15/2028         2,866,860
   2,500,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY ST PAUL ACADEMY &
               SUMMIT SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                          5.50        10/01/2024         2,551,125
     215,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
               LOC)                                                                        6.10        02/01/2006           215,750
     230,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
               LOC)                                                                        6.20        02/01/2007           230,830
     245,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
               LOC)                                                                        6.25        02/01/2008           245,894
     260,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
               LOC)                                                                        6.30        02/01/2009           260,988
   1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)       5.75        07/01/2011         1,130,720
   2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)       5.75        07/01/2017         3,186,468
   7,285,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)       5.50        07/01/2021         8,034,335
      10,000   VADNAIS HEIGHTS MINNESOTA (HOUSING REVENUE LOC)                             6.00        11/01/2009            10,090
     345,000   WACONIA MN HOUSING & REDEVELOPMENT AUTHORITY EVANGELICAL LUTHERAN
               SERIES A                                                                    5.85        06/01/2006           349,257
   2,745,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC
               REVENUE LOC)                                                                6.38        01/01/2016         3,098,611

                                                                                                                        188,552,892
                                                                                                                     --------------
PUERTO RICO - 2.58%
   2,500,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
               E FSA INSURED (TOLL ROAD REVENUE LOC)                                       5.50        07/01/2016         2,801,450
   2,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES LL MBIA INSURED
               (ELECTRIC REVENUE LOC)                                                      5.50        07/01/2016         2,241,160

                                                                                                                          5,042,610
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $185,469,547)                                                                       193,595,502
                                                                                                                     --------------

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
SHORT-TERM INVESTMENTS - 0.13%
     262,828   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                     $      262,828
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $262,828)                                                                                262,828
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $185,732,375)*                                98.94%                                                           $  193,858,330
OTHER ASSETS AND LIABILITIES, NET                    1.06                                                                 2,078,426
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $  195,936,756
                                                   ------                                                            ==============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $186,013,294 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                             $  9,002,700
      GROSS UNREALIZED DEPRECIATION                               (1,157,664)
                                                                ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                $  7,845,036


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 97.88%

ALABAMA - 1.11%
$  1,785,000   JEFFERSON COUNTY AL WARRANTS-SERIES A (PROPERTY TAX REVENUE LOC)            5.00%       04/01/2008    $    1,914,680
                                                                                                                     --------------
ALASKA - 0.86%
   1,000,000   ALASKA ENERGY AUTHORITY FSA INSURED (ELECTRIC REVENUE LOC)                  7.00        07/01/2009         1,108,070
     360,000   ALASKA STUDENT LOAN CORPORATION SERIES A AMBAC INSURED
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                         5.50        07/01/2006           371,138

                                                                                                                          1,479,208
                                                                                                                     --------------
ARIZONA - 1.07%
   1,350,000   MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY SERIES B
               (PROPERTY TAX REVENUE LOC)                                                  7.10        07/01/2008         1,553,944
     290,000   PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A (HOUSING
               REVENUE LOC)                                                                6.50        02/01/2017           291,099

                                                                                                                          1,845,043
                                                                                                                     --------------
CALIFORNIA - 0.33%
     500,000   SANTA CLARA CA REDEVELOPMENT AGENCY BAYSHORE NORTH PROJECT AMBAC
               INSURED (TAX REVENUE LOC)                                                   7.00        07/01/2010           574,920
                                                                                                                     --------------
COLORADO - 10.49%
   1,020,000   ADAMS COUNTY CO SCHOOL DISTRICT #1 FSA INSURED
               GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                  5.00        12/01/2007         1,094,491
     621,000   BOWLES CO METROPOLITAN DISTRICT PREREFUNDED 12/01/05 @ 102
               (PROPERTY TAX REVENUE LOC)                                                  7.75        12/01/2005           677,716
   1,000,000   CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT SERIES A USB INSURED
               (PROPERTY TAX REVENUE LOC)+/-                                               5.00        12/01/2009         1,046,080
     490,000   CITY OF ARVADA CO SPRINGWOOD COMMUNITY PROJECT SERIES A
               COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                                5.60        08/20/2008           496,086
     205,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
               SCHOOL-RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)                       5.85        06/01/2008           200,379
   1,435,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
               CHARTER SCHOOL PROJECT ESCROWED TO MATURITY (LEASE REVENUE LOC)             5.25        12/01/2011         1,568,771
   1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                5.50        12/01/2008         1,084,530
     380,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.00        12/01/2006           395,405
     455,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.25        12/01/2010           487,168
     500,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL STEAMBOAT SPRINGS
               HEALTH (HEALTHCARE FACILITIES REVENUE LOC)                                  5.30        09/15/2009           512,565
     505,000   COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL &
               RESEARCH CENTER (HEALTHCARE FACILITIES REVENUE LOC)                         4.80        01/01/2005           509,151
      10,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES C
               (HOUSING REVENUE LOC)                                                       5.00        05/01/2005             9,978
   1,000,000   COLORADO STATE CO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
               SERIES II-B GSL INSURED (HIGHER EDUCATION FACILITIES AUTHORITY
               REVENUE LOC)                                                                6.20        12/01/2008         1,036,350
     385,000   COUNTY OF BOULDER CO DEVELOPMENT OF LONGMONT UNITED HOSPITAL PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.00        12/01/2005           397,443
     620,000   COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.00        12/01/2008           659,928
     650,000   COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.50        12/01/2009           706,160

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE      VALUE
COLORADO (CONTINUED)
$    460,000   COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                 5.50%       12/01/2010     $     502,518
     970,000   DENVER CITY & COUNTY CO ESCROWED TO MATURITY (HOUSING REVENUE LOC)          7.00        08/01/2010         1,088,175
   1,350,000   DENVER CITY & COUNTY CO SERIES A AMBAC INSURED (AIRPORT REVENUE LOC)        4.90        11/15/2008         1,425,721
     305,000   DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE SERIES A          5.25        12/01/2005           313,546
     205,000   DENVER CO WEST METROPOLITAN DISTRICT SERIES B (PROPERTY TAX REVENUE
               LOC)                                                                        5.00        12/01/2004           207,501
     775,000   HIGHLANDS RANCH COM METROPOLITAN DISTRICT #2 FSA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  6.50        06/15/2009           889,282
     350,000   INTERLOCKEN METROPOLITAN DISTRICT CO SERIES A RADIAN INSURED
               (PROPERTY TAX REVENUE LOC)                                                  5.50        12/15/2009           380,314
   2,675,000   METROPOLITAN FOOTBALL STADIUM DISTRICT CO CAPITAL APPRECIATION
               SERIES A MBIA INSURED (RECREATIONAL FACILITIES REVENUE LOC)^                3.33        01/01/2008         2,383,184

                                                                                                                         18,072,442
                                                                                                                      -------------
CONNECTICUT - 1.00%
     500,000   CONNECTICUT STATE SERIES A (PROPERTY TAX REVENUE LOC)                       5.05        04/15/2008           538,075
   1,100,000   CONNECTICUT STATE SERIES C (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)                                                                        5.00        04/01/2008         1,181,125

                                                                                                                          1,719,200
                                                                                                                      -------------
DISTRICT OF COLUMBIA - 1.57%
     300,000   DISTRICT OF COLUMBIA SERIES B-1 AMBAC INSURED (PROPERTY TAX REVENUE
               LOC)                                                                        5.50        06/01/2008           327,033
   2,180,000   DISTRICT OF COLUMBIA UNREFUNDED BALANCE 2001 SERIES B FSA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  5.50        06/01/2008         2,376,440

                                                                                                                          2,703,473
                                                                                                                      -------------
FLORIDA - 3.35%
   1,035,000   BOYNTON BEACH FL FGIC INSURED (WATER REVENUE LOC)                           5.00        11/01/2012         1,103,320
     150,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT ESCROWED
               TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                             6.00        11/15/2009           162,293
   1,475,000   BROWARD COUNTY FL SERIES B AMBAC INSURED (WATER REVENUE LOC)                5.00        10/01/2008         1,591,289
   1,240,000   HILLSBOROUGH COUNTY FL ESCROWED TO MATURITY (SEWER REVENUE LOC)             6.20        12/01/2008         1,334,513
     500,000   MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A MBIA INSURED (LEASE
               REVENUE LOC)                                                                5.00        08/01/2027           534,065
     975,000   NAPLES FL WATER AND SEWER REVENUE (WATER & WASTEWATER AUTHORITY
               REVENUE LOC)                                                                5.90        09/01/2013         1,053,390

                                                                                                                          5,778,870
                                                                                                                      -------------
GEORGIA - 2.12%
     765,000   ATLANTA GA AIRPORT FACILITIES CAPITAL APPRECIATION BONDS MBIA
               INSURED (AIRPORT REVENUE LOC)^                                              5.36        01/01/2010           571,929
   1,700,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES V (POWER
               REVENUE LOC)                                                                6.40        01/01/2007         1,846,506
   1,150,000   GEORGIA STATE SERIES C (PROPERTY TAX REVENUE LOC)                           6.50        04/01/2006         1,234,928

                                                                                                                          3,653,363
                                                                                                                      -------------
IDAHO - 0.68%
   1,000,000   BOISE CITY ID INDEPENDENT SCHOOL DISTRICT SBG INSURED (PROPERTY TAX
               REVENUE LOC)                                                                5.00        08/15/2008         1,079,890
      90,000   POCATELLO ID DEVELOPMENT AUTHORITY SERIES B (TAX INCREMENTAL REVENUE
               LOC)                                                                        7.25        12/01/2008            92,152

                                                                                                                          1,172,042
                                                                                                                      -------------
ILLINOIS - 7.43%
   1,870,000   BERWYN ILLINOIS AMBAC INSURED (PROPERTY TAX REVENUE LOC)                    5.00        11/15/2010         1,996,356
   1,500,000   CHICAGO IL ALLOCATION CAPITAL APPRECIATION CENTRAL SERIES A AMBAC
               INSURED (TAX INCREMENTAL REVENUE LOC)^                                      1.91        12/01/2005         1,460,040

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE       VALUE
ILLINOIS (CONTINUED)
$    700,000   CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER CHICAGO
               IL CAPITAL IMPROVEMENT BONDS (PROPERTY TAX REVENUE LOC)                     6.90%       01/01/2007     $     771,834
     565,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MIDWESTERN UNIVERSITY SERIES
               B (COLLEGE AND UNIVERSITY REVENUE LOC)                                      5.00        05/15/2007           593,097
     920,000   ILLINOIS HEALTH FACILITIES AUTHORITY LUTHERAN GENERAL HEALTH SYSTEMS
               SERIES A FSA INSURED ESCROWED TO MATURITY (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                6.13        04/01/2012         1,015,082
     470,000   ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL PROJECT ESCROWED
               TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                             7.10        06/01/2009           522,029
     500,000   ILLINOIS HEALTH FACILITIES AUTHORITY METHODIST MEDICAL CENTER MBIA
               INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                 5.50        11/15/2010           544,625
     800,000   NORTH CHICAGO IL FGIC INSURED (PROPERTY TAX REVENUE LOC)                    5.75        01/01/2010           891,928
   1,030,000   NORTHERN ILLINOIS UNIVERSITY CAPITAL APPRECIATION AUXILIARY
               FACILITES SYSTEMS FGIC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)^        2.92        04/01/2007           950,999
     500,000   SOUTHERN ILLINOIS UNIVERSITY REVENUE HOUSING & AUXILIARY FACILITIES
               SYSTEM MBIA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)^                   2.29        04/01/2006           480,440
     250,000   SPRINGFIELD IL WATER REVENUE (WATER & WASTEWATER AUTHORITY REVENUE
               LOC)                                                                        5.00        03/01/2008           264,353
   3,000,000   STATE OF ILLINOIS SERIES Q (SALES TAX REVENUE LOC)                          6.00        06/15/2009         3,313,440
                                                                                                                         12,804,223
                                                                                                                      -------------
INDIANA - 5.89%
     250,000   BLUFFTON-HARRISON IN HIGH SCHOOL BUILDING CORPORATION FIRST MORTGAGE
               FSA INSURED (LEASE REVENUE LOC)                                             4.60        08/01/2009           263,937
   1,295,000   DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT SCHOOL
               BUILDING CORPORATION FIRST MORTGAGE (LEASE REVENUE LOC)                     5.20        09/15/2008         1,398,911
   1,000,000   INDIANA BOND BANK COMMON SCHOOL ADVANCE PURCHASE FUNDING SERIES B
               MBIA INSURED (OTHER REVENUE LOC)                                            5.00        02/01/2008         1,068,300
   1,000,000   INDIANA BOND BANK COMMON SCHOOL FUND ADVISORY PURCHASE SERIES A MBIA
               INSURED                                                                     5.00        02/01/2007         1,059,530
     850,000   INDIANA EDUCATIONAL FACILITIES AUTHORITY DEPAUW UNIVERSITY PROJECT
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        5.00        07/01/2012           895,892
   1,000,000   INDIANA HEALTH FACILITIES FINANCING AUTHORITY CHARITY OBLIGATION
               GROUP SERIES D PREREFUNDED 11/15/09 @101 (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                5.75        11/15/2014         1,130,490
   1,980,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY UNREFUNDED BALANCE
               SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                   5.50        11/01/2007         2,145,508
   1,000,000   INDIANA UNIVERSITY CAPITAL APPRECIATION STUDENT FEE SERIES H AMBAC
               INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)^                               3.67        08/01/2009           831,130
   1,150,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK CAPITAL APPRECIATION
               SERIES A  (SPECIAL TAX REVENUE LOC)^                                        1.81        02/01/2005         1,137,948
     200,000   MERRILLVILLE IN MULTI SCHOOL BUILDING CORPORATION FIRST MORTGAGE
               MBIA INSURED (LEASE REVENUE LOC)                                            6.55        07/01/2005           209,542

                                                                                                                         10,141,188
                                                                                                                      -------------
IOWA - 2.25%
     395,000   CLINTON IA COMMUNITY SCHOOL DISTRICT SERIES A (PROPERTY TAX
               REVENUE LOC)                                                                5.38        06/01/2005           408,067
   1,345,000   IOWA FINANCE AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.38        12/01/2005         1,386,910
   1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES B
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                         4.90        12/01/2005         1,037,980
   1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION STUDENT LOAN REVENUE SERIES
               Q AMBAC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                        4.55        12/01/2007         1,037,290

                                                                                                                          3,870,247
                                                                                                                      -------------

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE       VALUE
KANSAS - 0.11%
$    185,000   CITY OF LAWRENCE KS LAWRENCE MEMORIAL HOSPITAL (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.00%       07/01/2004     $     185,018
                                                                                                                      -------------
LOUISIANA - 1.38%
     285,000   LOUISIANA STATE LA UNIVERSITY & AGRICULTURAL & MECHANICAL COLLEGE
               LOUISIANA STATE UNIVERSITY AT EUNICE PROJECT MBIA INSURED (COLLEGE
               AND UNIVERSITY REVENUE LOC)                                                 5.00        06/01/2008           300,561
   1,900,000   SHREVEPORT LA SERIES A FGIC INSURED (PROPERTY TAX REVENUE LOC)              5.63        05/01/2008         2,083,198

                                                                                                                          2,383,759
                                                                                                                      -------------
MASSACHUSETTS - 3.89%
     500,000   COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)                  5.25        01/01/2009           541,355
   1,515,000   COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)                  5.50        01/01/2010         1,666,258
   2,410,000   COMMONWEALTH OF MASSACHUSETTS SERIES C (TAX REVENUE LOC)                    5.25        12/01/2007         2,594,919
     780,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
               (ELECTRIC REVENUE LOC)                                                      5.13        12/01/2011           815,342
   1,000,000   MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES TAX REVENUE
               LOC)                                                                        5.25        06/15/2011         1,089,250

                                                                                                                          6,707,124
                                                                                                                      -------------
MICHIGAN - 5.12%
     325,000   BATTLE CREEK MI ECONOMIC DEVELOPMENT CORPORATION KELLOG COMPANY
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                5.13        02/01/2009           335,429
   2,000,000   DETROIT MI COBO HALL MBIA INSURED (TAX REVENUE LOC)                         5.00        09/30/2008         2,150,220
   1,000,000   DETROIT MI DISTRIBUTABLE STATE AID AMBAC INSURED (PROPERTY TAX
               REVENUE LOC)                                                                5.25        05/01/2008         1,082,160
   1,710,000   DETROIT MI ESCROWED TO MATURITY (STATE & LOCAL GOVERNMENTS LOC)             7.10        12/15/2009         1,896,458
     300,000   LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)        6.50        05/01/2005           312,189
     305,000   LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)        6.50        05/01/2006           328,406
     395,000   MERRILL MI COMMUNITY SCHOOL DISTRICT FGIC INSURED (PROPERTY TAX
               REVENUE LOC)                                                                6.50        05/01/2005           411,049
     250,000   MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT
               SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                   5.50        11/15/2007           271,040
     415,000   MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.25        11/15/2006           436,140
     435,000   MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.38        11/15/2007           463,088
     300,000   MICHIGAN STATE MI HOSPITAL FINANCIAL AUTHORITY CHARITY OBLIGATION
               GROUP SERIES A PREREFUNDED 05/ 01/10 @100 (HOSPITAL REVENUE LOC)            5.13        11/01/2029           324,039
   2,405,000   ROMULUS TOWNSHIP MI COMMUNITY SCHOOLS CAPITAL APPRECIATION SERIES II
               FGIC INSURED PREREFUNDED 05/ 01/07 @ 36.6958 (PROPERTY TAX REVENUE
               LOC)^                                                                       6.16        05/01/2022           815,151

                                                                                                                          8,825,369
                                                                                                                      -------------
MINNESOTA - 4.35%
   1,000,000   BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF AMERICA
               PROJECT SERIES A (SPECIAL TAX REVENUE LOC)                                  4.70        02/01/2007         1,053,870
     750,000   BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ZERO COUPON ESCROWED TO
               MATURITY (HEALTHCARE FACILITIES REVENUE LOC)^                               6.08        05/01/2012           469,072
     100,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT NO 112 SERIES B (PROPERTY TAX
               REVENUE LOC)                                                                6.00        02/01/2014           105,780
     405,000   CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.00        11/15/2008           429,077
     300,000   COHASSET MN MINNESOTA POWER & LIGHT PROJECT SERIES C ABN-AMRO BANK
               INSURED (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                             1.08        06/01/2013           300,000
     300,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
               BENEDICTINE HEALTH SYSTEMS - ST MARYS (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                4.50        02/15/2006           309,222
     250,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
               BENEDICTINE HEALTH SYSTEMS - ST MARYS (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                4.50        02/15/2007           259,743

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$    500,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
               BENEDICTINE HEALTH SYSTEMS - ST MARYS (HEALTHCARE FACILITIES REVENUE
               LOC)                                                                        4.50%       02/15/2008     $     519,475
   1,200,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH
               CARE SYSTEMS HEALTH PARTNERS OBLIGATION GROUP PJ (HEALTHCARE
               FACILITIES REVENUE LOC)                                                     5.25        12/01/2008         1,262,952
     225,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
               LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        5.00        02/01/2006           231,867
     230,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
               LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        5.00        02/01/2007           239,122
     250,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.00        02/01/2008           259,995
     365,000   MINNESOTA STATE MN HIGHER EDUCATION FACILITIES AUTHORITY STATE
               SCHOLASTICAL SERIES 5-J (COLLEGE AND UNIVERSITY REVENUE LOC)                4.88        12/01/2007           381,392
   1,000,000   ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION
                MAYO MEDICAL CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE LOC)           5.80        11/15/2007         1,096,110
     515,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC
               REVENUE LOC)                                                                6.38        01/01/2016           581,342

                                                                                                                          7,499,019
                                                                                                                      -------------

MISSISSIPPI - 3.19%
   1,000,000   STATE OF MISSISSIPPI (TAX REVENUE LOC)                                      5.25        09/01/2007         1,078,060
   4,035,000   STATE OF MISSISSIPPI ESCROWED TO MATURITY (PROPERTY TAX REVENUE LOC)        6.20        02/01/2008         4,421,432

                                                                                                                          5,499,492
                                                                                                                      -------------

MISSOURI - 0.63%
   1,000,000   MISSOURI STATE BOARD PUBLIC BUILDINGS SPECIAL OBLIGATION SERIES A
               (RECREATIONAL FACILITIES REVENUE LOC)                                       5.25        10/15/2008         1,089,460

NEBRASKA - 1.70%
     300,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
               PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES REVENUE
               LOC)+/-                                                                     1.08        08/01/2031           300,000
     415,000   NEBRASKA INVESTMENT FINANCE AUTHORITY GREAT PLAINS REGULAR MEDICAL
               CENTER PROJECT RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)           4.80        11/15/2004           419,943
   1,500,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)              5.25        01/01/2006         1,569,765
     600,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE LOC)                 5.00        01/01/2009           644,694

                                                                                                                          2,934,402
                                                                                                                      -------------
NEVADA - 0.71%
     645,000   SPARKS NV REDEVELOPMENT AGENCY SERIES A RADIAN INSURED
               (TAX INCREMENTAL REVENUE LOC)                                               5.10        01/15/2008           683,100
     500,000   WASHOE COUNTY NV AIRPORT AUTHORITY FGIC INSURED (AIRPORT REVENUE LOC)       5.25        07/01/2008           539,005

                                                                                                                          1,222,105
                                                                                                                      -------------
NEW JERSEY - 1.07%
     500,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL HEALTH
               SYSTEMS OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)                5.00        07/01/2005           512,805
     225,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
               REVENUE (TOLL ROAD REVENUE LOC)                                             6.20        01/01/2010           250,828
   1,000,000   NEW JERSEY STATE TRANSPORTATION TRANSIT FUND AUTHORITY
               TRANSPORTATION SYSTEM-SERIES A (TRANSPORTATION REVENUE LOC)                 5.00        06/15/2012         1,077,480

                                                                                                                          1,841,113
                                                                                                                      -------------
NEW YORK - 3.63%
   1,000,000   CITY OF NEW YORK NY SERIES E (PROPERTY TAX REVENUE LOC)                     5.25        08/01/2009         1,079,410
   1,000,000   CITY OF NEW YORK NY SERIES E FSA INSURED (PROPERTY TAX REVENUE LOC)         4.90        02/01/2007         1,057,040

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE    MATURITY DATE       VALUE
NEW YORK (CONTINUED)
$    200,000   NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)                5.25%       08/01/2006     $     212,098
     150,000   NEW YORK STATE DORMITORY AUTHORITY CAPITAL APPRECIATION PREREFUNDED
               CITY SERIES A FSA INSURED ESCROWED TO MATURITY (COLLEGE AND
               UNIVERSITY REVENUE LOC)^                                                    7.33        07/01/2005           139,548
     500,000   NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX SERIES
               A (TAX REVENUE LOC)                                                         5.00        03/15/2008           534,445
   1,000,000   NEW YORK STATE THRUWAY AUTHORITY UNREFUNDED BALANCE LOCAL HIGHWAY &
               BRIDGES (OTHER REVENUE LOC)                                                 5.25        04/01/2010         1,077,320
   1,890,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER PROJECT
               SERIES E MBIA INSURED (OTHER REVENUE LOC)                                   7.25        01/01/2010         2,145,169

                                                                                                                          6,245,030
                                                                                                                      -------------

NORTH DAKOTA - 0.63%
   1,000,000   NORTH DAKOTA BUILDING AUTHORITY SERIES A FGIC INSURED (LEASE REVENUE
               LOC)                                                                        5.25        06/01/2008         1,079,790
                                                                                                                      -------------

OHIO - 5.70%
     160,000   AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE REVENUE LOC)       6.50        12/01/2007           170,419
     970,000   COLUMBUS OH SERIES 1 (PROPERTY TAX REVENUE LOC)                             6.00        06/15/2007         1,063,867
   1,000,000   FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        5.13        10/01/2008         1,068,120
   1,000,000   LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION MBIA INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.00        11/15/2007         1,090,620
     900,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WATER DEVELOPMENT PURE WATER
               AMBAC INSURED (WATER REVENUE LOC)                                           5.00        06/01/2008           968,382
   2,000,000   STATE OF OHIO (PROPERTY TAX REVENUE LOC)                                    6.65        09/01/2009         2,227,660
     560,000   STATE OF OHIO INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY TAX
               REVENUE LOC)                                                                5.00        03/01/2008           600,572
   2,455,000   STATE OF OHIO INFRASTRUCTURE IMPROVEMENTS SERIES C (PROPERTY TAX
               REVENUE LOC)                                                                5.00        08/01/2007         2,625,794

                                                                                                                          9,815,434
                                                                                                                      -------------

OREGON - 0.87%
     555,000   COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS REVENUE SERIES A MBIA
               INSURED  (UTILITIES REVENUE LOC)                                            5.50        12/01/2009           606,565
     855,000   GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
               (TAX INCREMENTAL REVENUE LOC)                                               5.00        08/01/2008           894,373

                                                                                                                          1,500,938
                                                                                                                      -------------

PENNSYLVANIA - 1.38%
     480,000   DOVER TOWNSHIP AUTHORITY ESCROWED TO MATURITY (SEWER REVENUE LOC)           6.25        05/01/2012           505,215
   1,000,000   MONTGOMERY COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY PECO ENERGY
               COMPANY SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                    5.30        10/01/2004         1,006,950
     820,000   WINDBER AREA AUTHORITY PA WINDBER HOSPITAL PROJECT FHA INSURED
               PREREFUNDED 08/01/05 @ 102 (HEALTHCARE FACILITIES REVENUE LOC)              6.50        08/01/2005           865,600

                                                                                                                          2,377,765
                                                                                                                      -------------

Rhode Island - 0.84%
     320,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
               REVENUE LOC)                                                                4.50        09/01/2006           334,896
     350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
               REVENUE LOC)                                                                4.50        09/01/2007           352,939
     350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
               REVENUE LOC)                                                                4.50        09/01/2008           369,338
     365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
               REVENUE LOC)                                                                4.50        09/01/2009           384,330

                                                                                                                          1,441,503
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
SOUTH CAROLINA - 1.60%
$  2,000,000   SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY IMPROVEMENT
               PALMETTO HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                     5.25%       08/01/2011     $   2,033,500
     730,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES
               A-2 FSA INSURED (HOUSING REVENUE LOC)                                       5.50        07/01/2004           730,066

                                                                                                                          2,763,566
                                                                                                                      -------------

SOUTH DAKOTA - 1.85%
   1,220,000   HEARTLAND SD CONSUMERS POWER DISTRICT FSA INSURED (ELECTRIC REVENUE
               LOC)                                                                        6.00        01/01/2009         1,330,422
   1,000,000   RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
               CERTIFICATIONS FSA INSURED (PROPERTY TAX REVENUE LOC)                       5.00        01/01/2009         1,076,660
     745,000   SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY HEALTHCARE
               PRAIRIE ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                     5.20        04/01/2008           780,052

                                                                                                                          3,187,134
                                                                                                                      -------------

TENNESSEE - 3.83%
   2,900,000   JACKSON TENNESSEE WATER AND SEWER REVENUE (WATER & WASTEWATER
               AUTHORITY REVENUE LOC)                                                      6.30        07/01/2011         3,172,977
   1,000,000   MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS CORPORATION
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        5.00        09/01/2009         1,051,140
   1,215,000   SHELBY COUNTY TN PUBLIC IMPROVEMENT & SCHOOL SERIES A MBIA INSURED
               (PROPERTY TAX REVENUE LOC)                                                  5.00        03/01/2008         1,303,027
   1,000,000   STATE OF TENNESSEE SERIES A (FUEL SALES TAX REVENUE LOC)                    5.00        05/01/2007         1,066,420

                                                                                                                          6,593,564
                                                                                                                      -------------

TEXAS - 9.52%
   1,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT DOW CHEMICAL COMPANY
               PROJECT SERIES B-1 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                  4.20        05/15/2005         1,012,550
     555,000   CITY OF HOUSTON TX ESCROWED TO MATURITY (AIRPORT REVENUE LOC)               6.25        07/01/2012           614,180
     260,000   DENISON HOUSING AUTHORITY MANNING PARK PLAZA HUD INSURED (HOUSING
               REVENUE LOC)                                                                5.00        10/01/2009           268,466
     70,000    DESOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT SERIES
               A ESCROWED TO MATURITY (HOUSING REVENUE LOC)                                6.13        02/01/2005            71,737
     400,000   GULF COAST INDUSTRIAL DEVELOPMENTAL AUTHORITY MOBIL OIL CORPORATION
               PROJECT GUARANTEE AGREEMENT (INDUSTRIAL DEVELOPMENT REVENUE LOC)            4.95        07/01/2007           426,028
     240,000   HARLANDALE TX INDEPENDENT SCHOOL DISTRICT ESCROWED TO MATURITY
               (LEASE REVENUE LOC)                                                         5.20        10/15/2006           252,590
   2,330,000   HARRIS COUNTY HOUSTON TX SPORTS AUTHORITY SENIOR LIEN SERIES A MBIA
               INSURED (SPECIAL TAX REVENUE LOC)                                           5.25        11/15/2007         2,510,598
   1,040,000   HARRIS COUNTY TX PERMANENT IMPROVEMENT                                      5.50        10/01/2007         1,128,358
   1,380,000   LOWER COLORADO RIVER AUTHORITY TRANSMISSION SERVICES CORPORATION
               PROJECT SERIES C (OTHER REVENUE LOC)                                        5.00        05/15/2006         1,447,303
     275,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
               SYSTEMS OF EAST TEXAS (HEALTHCARE FACILITIES REVENUE LOC)                   6.50        02/15/2006           283,861
     815,000   LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH SYSTEM
               REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE LOC)                                            5.00        02/15/2008           818,056
     910,000   LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE LOC)                  5.00        08/15/2007           954,190
   2,435,000   MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION AMBAC
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)^                                4.72        06/01/2007         2,124,757
   3,000,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY MBIA INSURED (ELECTRIC REVENUE
               LOC)                                                                        6.00        09/01/2009         3,350,880
   1,025,000   TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS MULTI FAMILY
               REVENUE ASMARA PROJECT SERIES A (HOUSING REVENUE LOC)                       6.40        01/01/2027         1,138,539

                                                                                                                         16,402,093
                                                                                                                      -------------

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
UTAH - 0.95%
$    500,000   INTERMOUNTAIN POWER AGENCY UT SERIES A MBIA INSURED (ELECTRIC
               REVENUE LOC)                                                                6.00%       07/01/2008     $     555,385
   1,000,000   UTAH COUNTY UT MUNICIPAL BUILDING AUTHORITY LEASE REVENUE AMBAC
               INSURED (LEASE REVENUE LOC)                                                 5.00        11/01/2010         1,079,990

                                                                                                                          1,635,375
                                                                                                                      -------------

WASHINGTON - 5.46%
   1,000,000   COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION SYSTEMS
               AMBAC INSURED (ELECTRIC REVENUE LOC)                                        5.25        09/01/2009         1,087,130
     950,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE LOC)                            5.13        09/01/2009           986,822
     495,000   PORT SEATTLE WA SERIES D MBIA INSURED (AIRPORT REVENUE LOC)                 5.50        02/01/2007           527,249
   1,345,000   SKAGIT COUNTY WASHINGTON PUBLIC HOSPITAL DISTRICT                           4.75        12/01/2007         1,367,434
   1,330,000   SPOKANE WA FGIC INSURED (PROPERTY TAX REVENUE LOC)                          5.00        06/01/2008         1,427,489
   1,155,000   STATE OF WASHINGTON SERIES A & AT-6 (TAX REVENUE LOC)                       6.25        02/01/2011         1,299,999
     695,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO
               MATURITY (ELECTRIC REVENUE LOC)                                             4.20        01/01/2008           726,303
     555,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO
               MATURITY (ELECTRIC REVENUE LOC)                                             4.20        07/01/2008           581,651
     800,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL
               RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                          5.00        10/01/2008           850,568
     485,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT NUMBER 1
               PREREFUNDED-SERIES B (ELECTRIC REVENUE LOC)                                 7.25        07/01/2009           542,162

                                                                                                                          9,396,807
                                                                                                                      -------------

WEST VIRGINIA - 0.70%
     200,000   KANAWHA COUNTY WV FGIC INSURED ESCROWED TO MATURITY (HOUSING REVENUE
               LOC)                                                                        7.38        09/01/2011           242,490
     865,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN PROGRAM
               ESCROWED TO MATURITY (SEWER REVENUE LOC)                                    7.10        11/01/2009           961,638

                                                                                                                          1,204,128
                                                                                                                      -------------

WISCONSIN - 0.62%
   1,000,000   WISCONSIN STATE PETROLEUM INSPECTION FEE REVENUE SERIES I FSA
               INSURED (SPECIAL TAX REVENUE LOC)                                           5.00        07/01/2008         1,074,520
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $167,777,919)                                                                       168,633,407
                                                                                                                      -------------

SHARES                                                                                                                   VALUE

SHORT-TERM INVESTMENTS - 1.03%
   1,766,607   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                          1,766,607
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,766,607)                                                                            1,766,607
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $169,544,526)*                                98.91%                                                            $ 170,400,014
OTHER ASSETS AND LIABILITIES, NET                    1.09                                                                 1,878,219
                                                   ------                                                             -------------
TOTAL NET ASSETS                                   100.00%                                                            $ 172,278,233
                                                   ======                                                             =============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $169,612,719 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                               $ 2,282,726
      GROSS UNREALIZED DEPRECIATION                                (1,495,431)
                                                                  -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                  $   787,295

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 5.02%
      60,485   BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                   $      807,475
     380,000   DREYFUS MUNICIPAL INCOME FUND                                                                              3,496,000
      91,802   DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                        747,268
     103,352   MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                      1,278,464
     115,082   NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                   1,642,220
     204,862   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                  2,915,186
     116,037   NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                       1,527,047
      30,612   SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                        401,630
      91,984   SELIGMAN SELECT MUNICIPAL FUND                                                                               931,798
      57,005   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                  804,911
      45,072   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                               603,063
      91,637   VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                           1,318,656

TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                            16,473,718
                                                                                                                     --------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.02%

ALABAMA - 0.92%
$     40,000   ALABAMA HOUSING FINANCE AUTHORITY SERIES B COLLEGE HOME MORTGAGE
               BOARD PROGRAM (HOUSING REVENUE LOC)                                         6.10%       10/01/2020            40,962
   1,815,000   ALABAMA STATE BOARD EDUCATION TUITION REVENUE JOHN C CALHOUN
               COMMUNITY COLLEGE-A (COLLEGE AND UNIVERSITY REVENUE LOC)                    5.25        05/01/2023         1,877,091
   1,000,000   COUNTY OF JEFFERSON AL CAPITAL IMPROVEMENTS WASTE SERIES D (SEWER
               REVENUE LOC)                                                                5.25        02/01/2022         1,101,780

                                                                                                                          3,019,833
                                                                                                                     --------------

ARIZONA - 4.04%
   1,000,000   ARIZONA POWER AUTHORITY CROSSOVER SERIES A SPL OBLIG-REF-HOOV (OTHER
               REVENUE LOC)                                                                5.25        10/01/2014         1,094,710
     250,000   ARIZONA STATE TRANSPORTATION BOARD (TOLL ROAD REVENUE LOC)                  5.25        07/01/2015           266,877
     500,000   CHANDLER ARIZONA (FUEL SALES TAX REVENUE LOC)                               6.00        07/01/2011           565,765
     180,000   GILBERT WATER RESOURCE MUNICIPAL PROPERTY CORPORATION AZ SUB
               LIEN-CONNECTION DEV FEE (LEASE REVENUE LOC)                                 6.40        04/01/2016           180,263
     630,000   GLENDALE INDUSTRIAL DEVELOPMENT AUTHORITY AZ UNREFUNDED BALANCE
               SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)                               6.00        05/15/2026           673,999
     200,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68 ALHAMBRA
               (PROPERTY TAX REVENUE LOC)                                                  5.50        07/01/2013           223,616
     500,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68 ALHAMBRA SCHOOL
               IMPROVEMENTS PROJECT (PROPERTY TAX REVENUE LOC)                             5.10        07/01/2004           510,050
   1,400,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A ARIZONA
               CHARTER SCHOOLS PROJECT 1 (PRIVATE SCHOOL REVENUE LOC)                      6.63        07/01/2020         1,409,044
   2,000,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
               CATHOLIC HEALTHCARE WEST PROJECT (HEALTHCARE FACILITIES REVENUE LOC)        5.00        07/01/2016         1,973,380
     750,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
               WHISPERING PALMS APARTMENTS (HOUSING REVENUE LOC)                           5.85        07/01/2019           775,552
     810,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES B GRAN
               VICTORIA HOUSING LLC PROJECT (HOUSING REVENUE LOC)                         10.00        05/01/2031           799,381
     215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES
               (LEASE REVENUE LOC)                                                         5.63        07/01/2010           230,753
     250,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY CAPITAL MALL LLC PROJECT
               (LEASE REVENUE LOC)                                                         5.38        09/15/2022           260,188
     900,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY JOHN C LINCOLN HEALTH
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                5.65        12/01/2012           982,665


WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
ARIZONA (CONTINUED)
$    215,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES 1A (HOUSING
               REVENUE LOC)                                                                6.25%       09/01/2032    $      219,582
     115,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY STATEWIDE SERIES C
               (HOUSING REVENUE LOC)                                                       5.30        04/01/2020           117,099
     275,000   PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A (HOUSING
               REVENUE LOC)                                                                6.50        02/01/2017           276,042
   1,440,000   PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY WILLOWICK APARTMENT
               PROJECT (HOUSING REVENUE LOC)                                               5.50        03/01/2028         1,459,382
     300,000   SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE LOC)                5.25        07/01/2017           318,924
     500,000   TUCSON AZ SENIOR LIEN SERIES 1994-C (FUEL SALES TAX REVENUE LOC)            7.00        07/01/2012           609,520
     275,000   UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE AND UNIVERSITY
               REVENUE LOC)                                                                6.00        06/01/2010           312,249

                                                                                                                         13,259,041
                                                                                                                     --------------

CALIFORNIA - 7.51%
   2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA SERIES D-2
               STUDENT LOAN PG-JR-SUB-IV (COLLEGE AND UNIVERSITY REVENUE LOC)              7.85        07/01/2025         2,427,600
   2,340,000   CALIFORNIA STATE AMBAC INSURED (PROPERTY TAX REVENUE LOC)                   5.00        02/01/2018         2,420,988
     570,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY SERIES A MONTEREY
               HILLS REDEVELOPMENT PROJECT (HOUSING REVENUE LOC)                           8.20        12/01/2013           572,297
   2,000,000   LOS ANGELES CA PARKING REVENUE SERIES A (PARKING FACILITIES REVENUE
               LOC)                                                                        5.25        05/01/2029         2,021,880
   6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES A6 (WATER
               REVENUE LOC)+++/-                                                           9.72        08/10/2018         8,686,824
   1,440,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS SERIES B
               (PROPERTY TAX REVENUE LOC)                                                  4.63        03/01/2018         1,447,718
   1,020,000   NAPA VALLEJO WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
               FACILITY (SOLID WASTE REVENUE LOC)%%                                        5.30        02/15/2012         1,045,102
     850,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE LOC)                 5.75        12/01/2012           858,424
     240,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES
               INCORPORATED (AIRPORT REVENUE LOC)                                          8.00        07/01/2013           282,396
   4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1 JUNIOR
               SUBORDINATES (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)            5.88        01/01/2018         4,877,490

                                                                                                                         24,640,719
                                                                                                                     --------------

COLORADO - 7.58%
   1,750,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE (WATER
               REVENUE LOC)                                                                6.25        12/01/2020         1,919,277
   1,455,000   BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS
               DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)                                    7.00        12/01/2011         1,466,000
     200,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
               CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)                                  7.00        11/01/2029           233,186
   1,800,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                         5.70        09/15/2023         1,789,434
   2,130,000   COLORADO HOUSING & FINANCE AUTHORITY AMT- SINGLE FAMILY
               PROGRAM-SERIES A MBIA INSURED (SINGLE FAMILY HOUSING REVENUE LOC)           6.50        08/01/2031         2,204,252
     900,000   COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES
               B-2 (HOUSING REVENUE LOC)                                                   7.10        04/01/2017           909,297
     100,000   COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES
               C (HOUSING REVENUE LOC)                                                     7.90        12/01/2024           100,422
      75,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 SINGLE FAMILY PROJECT
               (HOUSING REVENUE LOC)                                                       7.50        12/01/2016            75,880
   3,390,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PG-B3-FSA-CR
               (HOUSING REVENUE LOC)                                                       6.70        08/01/2017         3,524,990
     165,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES
               A-2 (HOUSING REVENUE LOC)                                                   7.15        11/01/2014           167,353

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
COLORADO (CONTINUED)
$  1,370,000   COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES
               D-2 (SINGLE FAMILY HOUSING REVENUE LOC)                                     6.90%       04/01/2029    $    1,383,577
     500,000   DENVER CITY & COUNTY CO SERIES E (AIRPORT REVENUE LOC)                      5.50        11/15/2025           514,610
     500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A (HOUSING
               REVENUE LOC)                                                                5.75        10/01/2027           508,320
   5,200,000   DENVER URBAN RENEWAL AUTHORITY CO TAX EXEMPT RICE SERIES A
               (PROPERTY TAX REVENUE LOC)                                                  9.13        09/01/2017         5,312,580
   3,245,000   LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS (LEASE
               REVENUE LOC)                                                                5.13        12/01/2018         3,387,034
     870,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)          6.50        12/01/2016           871,905
     420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE
               LOC)                                                                        7.38        09/01/2010           499,363

                                                                                                                         24,867,480
                                                                                                                     --------------

DISTRICT OF COLUMBIA - 0.69%
   3,850,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
               (TAX INCREMENTAL REVENUE LOC)^                                              4.84        07/01/2015         2,274,772
                                                                                                                     --------------

FLORIDA - 1.83%
     505,000   BOYNTON BEACH FL HOUSING MORTGAGE CLIPPER COVE APARTMENTS (HOUSING
               REVENUE LOC)                                                                6.45        01/01/2027           547,036
     500,000   FLORIDA HOUSING FINANCE AGENCY HOUSING GLEN OAKS APARTMENTS PROJECT
               (HOUSING REVENUE LOC)                                                       5.90        02/01/2030           512,925
   3,770,000   PALM BEACH COUNTY HOUSING FINANCE AUTHORITY HOUSING REVENUE SERIES A
               (HOUSING REVENUE LOC)                                                       4.85        04/01/2032         3,887,963
   1,000,000   PORT ST LUCIE FL LOCAL OPTIONAL GAS TAX REVENUE FGIC INSURED
               (SALES TAX REVENUE LOC)                                                     5.00        09/01/2014         1,064,460

                                                                                                                          6,012,384
                                                                                                                     --------------

GEORGIA - 0.30%
     500,000   FULTON COUNTY HOUSING AUTHORITY CONCORDE PLACE APARTMENT PROJECT
               SERIES C (HOUSING REVENUE LOC)                                              6.90        07/01/2008           568,990
     390,000   GEORGIA STATE HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
               SERIES B-2 (HOUSING REVENUE LOC)                                            5.85        12/01/2028           399,028

                                                                                                                            968,018
                                                                                                                     --------------

GUAM - 0.02%
      60,000   GUAM HOUSING CORPORATION SERIES A MTG-GTD MTG-BKD SECS (HOUSING
               REVENUE LOC)                                                                5.75        09/01/2031            63,235
                                                                                                                     --------------

HAWAII - 0.10%
     335,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
               (HOUSING REVENUE LOC)                                                       5.75        07/01/2030           341,881
                                                                                                                     --------------

IDAHO - 1.18%
      85,000   AMMON URBAN RENEWAL AGENCY ID TAX INCREMENT SERIES B
               (TAX INCREMENTAL REVENUE LOC)                                               6.00        08/01/2014            91,175
     135,000   BLACKFOOT IDAHO WASTE WATER TREATMENT PLANT FACILITIES PROJECT
               (LEASE REVENUE LOC)                                                         5.80        09/01/2018           149,795
     115,000   BLACKFOOT IDAHO WASTE WATER TREATMENT PLANT FACILITIES PROJECT
               (LEASE REVENUE LOC)                                                         5.85        09/01/2019           128,185
     500,000   CANYON COUNTY SCHOOL DISTRICT NO. 132 IDAHO (PROPERTY TAX REVENUE
               LOC)                                                                        5.45        07/30/2004           506,695
     125,000   FREMONT & MADISON COUNTIES SCHOOL DISTRICT NO.215 ST ANTHONY ID
               (PROPERTY TAX REVENUE LOC)                                                  5.60        08/01/2004           125,461
     765,000   FREMONT & MADISON COUNTIES SCHOOL DISTRICT NO.215 ST ANTHONY ID
               (PROPERTY TAX REVENUE LOC)                                                  5.60        08/01/2004           767,823
     150,000   IDAHO HEALTH FACILITIES AUTHORITY ID IHC HOSPITALS INCORPORATED
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.65        02/15/2021           184,737
     490,000   IDAHO HOUSING & FINANCE ASSOCIATION SINGLE FAMILY MORTGAGE SERIES
               H-2 (HOUSING REVENUE LOC)                                                   6.15        01/01/2028           506,018

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
IDAHO (CONTINUED)
$    370,000   IDAHO HOUSING AGENCY SINGLE FAMILY MORTGAGE SERIES C-2 (HOUSING
               REVENUE LOC)                                                                6.35%       07/01/2015    $      379,424
     425,000   IDAHO WATER RESOURCE BOARD RESOURCE POOLED LOAN PROGRAM SERIES A
               (WATER REVENUE LOC)                                                         6.20        05/01/2020           445,166
      55,000   POCATELLO ID DEVELOPMENT AUTHORITY SERIES B (TAX INCREMENTAL REVENUE
               LOC)                                                                        7.25        12/01/2008            56,315
     500,000   UNIVERSITY OF IDAHO STUDENT FEE KIBBIE & ENROLL SERIES D
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        6.00        04/01/2026           544,145

                                                                                                                          3,884,939
                                                                                                                     --------------

ILLINOIS - 12.56%
   2,500,000   BRIDGEVIEW ILLINOIS (PROPERTY TAX REVENUE LOC)                              5.00        12/01/2017         2,595,575
   2,250,000   CHICAGO HOUSING AUTHORITY IL (HOUSING REVENUE LOC)                          5.38        07/01/2019         2,347,290
     500,000   CHICAGO IL GNMA COLLEGE BELLA PROJECT (HOUSING REVENUE LOC)                 6.13        06/01/2039           513,535
   2,495,000   CHICAGO ILLINOIS SERIES B (AIRPORT REVENUE LOC)                             5.38        01/01/2017         2,653,932
   1,620,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A COMMUNITY
               REHABILITATION PREREFUNDED                                                  7.88        07/01/2005         1,744,513
     925,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A UNREFUNDED BALANCE
               COMMUNITY REHABILITATION^^                                                  7.88        07/01/2020           305,250
   4,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     5.75        07/01/2012         4,277,040
   1,020,000   ILLINOIS HEALTH FACILITIES AUTHORITY EDGEWATER MEDICAL CENTER
               SERIES A                                                                    9.25        07/01/2004         1,039,023
   4,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY OSF HEALTHCARE SYSTEM
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.25        11/15/2029         4,158,080
     235,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI-FAMILY HOUSING (HOUSING
               REVENUE LOC)                                                                7.00        07/01/2017           236,781
   1,000,000   ILLINOIS STATE SERIES A (OTHER REVENUE LOC)                                 5.00        10/01/2018         1,035,130
     500,000   JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT
               NO.165 (PROPERTY TAX REVENUE LOC)                                           6.25        12/01/2015           563,380
   2,760,000   REGIONAL TRANSPORTATION AUTHORITY IL (SALES TAX REVENUE LOC)                5.75        06/01/2016         3,119,076
   7,350,000   REGIONAL TRANSPORTATION AUTHORITY IL SERIES D (SALES TAX REVENUE
               LOC)                                                                        7.75        06/01/2019         9,580,137
   1,000,000   ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A (HOUSING
               REVENUE LOC)                                                                6.75        01/01/2018         1,064,540
   6,000,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #201-U FGIC INSURED
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)^                                5.16        11/01/2018         2,890,380
   3,000,000   WINNEBAGO COUNTY IL SERIES E (PROPERTY TAX REVENUE LOC)                     5.00        12/30/2018         3,092,670

                                                                                                                         41,216,332
                                                                                                                     --------------

INDIANA - 1.90%
   1,400,000   EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY EXCISE INCOME
               TAX                                                                         5.00        08/01/2012         1,508,066
   2,515,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH SERIES
               F (HEALTHCARE FACILITIES REVENUE LOC)                                       5.50        11/15/2018         2,640,700
      25,000   INDIANA STATE TOLL FINANCE AUTHORITY (LEASE REVENUE LOC)                    6.00        07/01/2013            25,687
     290,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B (OTHER
               REVENUE LOC)                                                                6.00        01/10/2020           333,689
   1,610,000   MICHIGAN CITY MI INDEPENDENT SCHOOL BUILDING CORPORATION FIRST
               MORTGAGE MBIA INSURED (LEASE REVENUE LOC)                                   5.00        07/01/2012         1,731,893

                                                                                                                          6,240,035
                                                                                                                     --------------

IOWA - 0.09%
     300,000   IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE LOC)                       5.70        01/01/2027           308,067
                                                                                                                     --------------

KANSAS - 1.22%
   1,445,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 MORTGAGE BACKED SECURITIES
               (HOUSING REVENUE LOC)                                                       6.70        06/01/2029         1,472,571
   2,440,000   SEDGWICK & SHAWNEE COUNTIES MORTGAGE BACKED SECURITIES PROGRAM
               SERIES B-4 (HOUSING REVENUE LOC)+/-                                         5.90        12/01/2034         2,540,845

                                                                                                                          4,013,416
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
LOUISIANA - 1.54%
$  1,985,000   JEFFERSON PARISH HOME MORTGAGE AUTHORITY LA SERIES A (HOUSING
               REVENUE LOC)                                                                5.13%       06/01/2026    $    2,065,154
   3,070,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY
               SERIES A DEVELOPMENT AUTHORITY- HSG-BELLEMONT APARTMENTS PJS
               (HOUSING REVENUE LOC)                                                       6.00        09/01/2022         2,980,540

                                                                                                                          5,045,694
                                                                                                                     --------------

MASSACHUSETTS - 1.16%
   2,500,000   MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES A
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        7.50        05/01/2014         3,143,100
     200,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
               SERIES B MELROSE-WAKEFIELD HOSPITAL PROJECT (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                5.88        07/01/2018           204,082
     400,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
               (WATER REVENUE LOC)                                                         6.00        08/01/2023           442,592

                                                                                                                          3,789,774
                                                                                                                     --------------

MICHIGAN - 4.48%
   1,760,000   DETROIT MICHIGAN SERIES B (WATER REVENUE LOC)                               5.25        07/01/2017         1,872,904
   2,035,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE CLEAN WATER STATE
               REVOLVING FUND (WATER & WASTEWATER AUTHORITY REVENUE LOC)                   5.00        10/01/2011         2,213,286
   3,000,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE FACILITIES PROGRAM SERIES
               II MBIA INSURED (LEASE REVENUE LOC)                                         5.00        10/15/2029         2,965,800
   3,000,000   MICHIGAN STATE HOSPITAL FINANCING AUTHORITY REVENUE OAKWOOD
               OBLIGATED GROUP (HOSPITAL REVENUE LOC)                                      5.50        11/01/2017         3,094,770
   1,160,000   MICHIGAN STRATEGIC FUND UTD WASTE SYSTEMS PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        5.20        04/01/2010         1,194,742
   2,760,000   WAYLAND UNION SCHOOL DISTRICT MI (PROPERTY TAX REVENUE LOC)                 8.00        05/01/2010         3,347,356

                                                                                                                         14,688,858
                                                                                                                     --------------

MINNESOTA - 0.16%
     500,000   AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A COURTYARD
               RESIDENCE PROJECT (HOUSING REVENUE LOC)                                     7.25        01/01/2032           525,825
                                                                                                                     --------------

MONTANA - 0.47%
   1,495,000   MONTANA FACILITY FINANCING AUTHORITY HOSPITAL FACILITIES REVENUE
               ST PETERS HOSPITAL PROJECT (HOSPITAL REVENUE LOC)                           5.25        06/01/2016         1,541,584
                                                                                                                     --------------

NEBRASKA - 0.05%
     150,000   LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED
               LEASE RENTAL (LEASE REVENUE LOC)                                            6.00        10/15/2026           162,067
                                                                                                                     --------------

NEVADA - 0.68%
   2,000,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT REVENUE ALEXANDER DAWSON SCHOOL
               NV PROJECT (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                      5.38        05/15/2033         1,958,240
     275,000   NEVADA HOUSING DIVISION SARATOGA PALMS MULTI UNIT HOUSING (HOUSING
               REVENUE LOC)                                                                6.25        10/01/2016           283,759

                                                                                                                          2,241,999
                                                                                                                     --------------

NEW HAMPSHIRE - 0.72%
   5,110,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY REVENUE CAPITAL
               APPRECIATION-SERIES B (RECREATIONAL FACILITIES REVENUE LOC)^                5.78        01/01/2018         2,367,412
                                                                                                                     --------------

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
NEW JERSEY - 2.58%
$  4,000,000   NEW JERSEY HEALTH CARE FACILITIES AUTHORITY RARITAN BAY MEDICAL
               CENTER (HEALTHCARE FACILITIES REVENUE LOC)                                  7.25%       07/01/2027    $    4,165,000
   4,000,000   NEW JERSEY STATE TRANSPORTATION AUTHORITY SERIES-C (TRANSPORTATION
               REVENUE LOC)                                                                5.50        06/15/2019         4,313,560

                                                                                                                          8,478,560
                                                                                                                     --------------

NEW MEXICO - 2.48%
   3,040,000   BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                    5.20        04/01/2021         3,236,536
   1,475,000   BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                    5.25        04/01/2027         1,529,767
   3,365,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION EDUCATIONAL LOAN
               SERIES B-1 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)              5.90        09/01/2031         3,375,970

                                                                                                                          8,142,273
                                                                                                                     --------------

NEW YORK - 2.24%
   3,500,000   METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES G-1
               (TRANSPORTATION REVENUE LOC)+/-                                             1.08        11/01/2026         3,500,000
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH CAMPUS
               PROJECT FHA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                     6.10        02/01/2037         1,086,110
   2,535,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE STUDENT HOUSING
               CORPORATION FGIC INSURED (HOUSING REVENUE LOC)                              5.25        07/01/2015         2,763,556

                                                                                                                          7,349,666
                                                                                                                     --------------

NORTH CAROLINA - 1.84%
   1,785,000   CHARLOTTE NC CERTIFICATIONS PARTNERSHIP TRANSIT PROJECTS SERIES H           5.00        06/01/2016         1,863,237
   4,000,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B (ELECTRIC
               REVENUE LOC)                                                                5.70        01/01/2017         4,179,080

                                                                                                                          6,042,317
                                                                                                                     --------------

NORTH DAKOTA - 0.08%
     115,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE
               HOME MORTGAGE (HOUSING REVENUE LOC)                                         5.95        07/01/2017           117,251
     155,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE
               HOME MORTGAGE (HOUSING REVENUE LOC)                                         6.10        07/01/2028           158,165

                                                                                                                            275,416
                                                                                                                     --------------

OHIO - 0.24%
     250,000   JOHNSTOWN OHIO MORTGAGE (SEWER REVENUE LOC)                                 6.00        12/01/2017           262,198
     500,000   OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE
               LOC)                                                                        5.70        12/01/2025           531,640

                                                                                                                            793,838
                                                                                                                     --------------

OKLAHOMA - 0.57%
   1,655,000   OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.00        08/15/2010         1,865,218
                                                                                                                     --------------

OREGON - 5.53%
     250,000   CHEMEKETA COMMUNITY COLLEGE DISTRICT OR (LEASE REVENUE LOC)                 6.50        07/01/2007           261,575
   1,000,000   CHEMEKETA COMMUNITY COLLEGE DISTRICT OR SERIES B (PROPERTY TAX
               REVENUE LOC)                                                                5.60        06/01/2014         1,073,780
     425,000   CLACKAMAS COUNTY HOSPITAL FACILITY AUTHORITY ODD FELLOW HOME SERIES
               A (HEALTHCARE FACILITIES REVENUE LOC)                                       5.88        09/15/2021           396,640
   1,500,000   KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)           5.88        01/01/2016         1,454,580
   3,500,000   KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)           6.00        01/01/2025         3,343,270
     500,000   LANE COUNTY OR SCHOOL DISTRICT NO.52 BETHEL (PROPERTY TAX REVENUE
               LOC)                                                                        5.63        06/15/2010           559,855
   1,485,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
               AUTHORITY SERIES A ASPEN FOUNDATION II (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                6.13        04/15/2029         1,222,096

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
OREGON (CONTINUED)
$  1,250,000   OREGON ST HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTH
               SERIES A LINFELD COLLEGE PROJECT (COLLEGE AND UNIVERSITY
               REVENUE LOC)                                                                6.50%       10/01/2015    $    1,350,300
   1,000,000   OREGON STATE BOARD HIGHER EDUCATION SERIES D (PROPERTY TAX REVENUE
               LOC)                                                                        5.75        08/01/2029         1,121,940
   1,000,000   OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A (LEASE
               REVENUE LOC)                                                                6.25        05/01/2010         1,160,180
   1,735,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTH
               SERIES A GMNA MORTGAGE BACKED SECURITIES (HEALTHCARE FACILITIES
               REVENUE LOC)                                                                6.85        06/20/2042         1,853,084
   3,650,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
               AUTHORITY (LEASE REVENUE LOC)^^                                             5.25        10/01/2016         1,095,000
   1,105,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M SINGLE
               FAMILY MORTGAGE PROGRAM (HOUSING REVENUE LOC)                               6.20        07/01/2028         1,142,714
   1,000,000   PORTLAND OR OREGON CONVENTION CENTER PROJECT SERIES A
               (TAX INCREMENTAL REVENUE LOC)                                               5.75        06/15/2016         1,107,130
     424,000   PORTLAND OREGON SERIES A (OTHER REVENUE LOC)                                4.88        06/01/2018           431,500
     550,000   WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY
               SISTERS OF ST JOSEPH PEACE PROJECT (HEALTHCARE FACILITIES REVENUE
               LOC)                                                                        5.63        08/01/2007           562,754

                                                                                                                         18,136,398
                                                                                                                     --------------

PENNSYLVANIA - 2.44%
   1,790,000   CARBON COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY PANTHER CREEK
               PARTNERS (OTHER REVENUE LOC)                                                6.65        05/01/2010         1,916,535
   1,035,000   PENNSYLVANIA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES
               59A (HOUSING REVENUE LOC)                                                   5.80        10/01/2029         1,056,269
   5,000,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
               JEANES HEALTH SYSTEM PROJECT (RECREATIONAL FACILITIES REVENUE LOC)          6.85        07/01/2022         5,019,900

                                                                                                                          7,992,704
                                                                                                                     --------------

PUERTO RICO - 0.29%
     390,000   CHILDRENS TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)                  5.75        07/01/2010           419,086
     300,000   CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE
               LOC)                                                                        6.00        07/01/2010           341,334
      15,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER REVENUE
               LOC)                                                                       10.25        07/01/2009            17,915
     170,000   PUERTO RICO HOUSING FINANCE CORPORATION MULTI FAMILY MORTGAGE SERIES
               A-1 (HOUSING REVENUE LOC)                                                   7.50        04/01/2022           173,060

                                                                                                                            951,395
                                                                                                                     --------------

SOUTH CAROLINA - 1.88%
   4,000,000   DORCHESTER COUNTY SC SCHOOL DISTRICT #002 INSTALLMENT PURCHASE
               REVENUE GROWTH REMEDY OPPORTUNITY TAX HIKE (LEASE REVENUE LOC)              5.25        12/01/2021         4,034,960
   1,035,000   GREENWOOD COUNTY SC HOSPITAL REVENUE SELF REGULATING HEALTHCARE
               SERIES A FSA INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
               LOC)                                                                        5.00        10/01/2015         1,087,340
   1,000,000   UNIVERSITY OF SOUTH CAROLINA (COLLEGE AND UNIVERSITY REVENUE LOC)           5.75        06/01/2026         1,053,000

                                                                                                                          6,175,300
                                                                                                                     --------------

TENNESSEE - 0.67%
   2,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
               METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                    6.50        09/01/2021         2,189,600
                                                                                                                     --------------
TEXAS - 12.68%
   1,000,000   ALIEF INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE LOC)             4.75        02/15/2019         1,010,270
   1,215,000   ARLINGTON TEXAS REF & IMPT (OTHER REVENUE LOC)                              5.00        08/15/2023         1,222,011
   1,000,000   AUSTIN TEXAS CONVENTION ENTERPRISES INCORPORATED SECOND TIER SERIES
               B (OTHER REVENUE LOC)                                                       5.75        01/01/2032           958,360

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
TEXAS (CONTINUED)
$  4,800,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
               SECOND TIER SERIES B ZC SPECIALTY INSURED (OTHER REVENUE LOC)               6.00%       01/01/2023    $    4,781,424
   1,305,000   AUSTIN TX ELECTRIC UTILITY SYSTEM REVENUE MBIA INSURED (ELECTRIC
               REVENUE LOC)                                                                5.25        11/15/2018         1,379,816
     500,000   BEAUMONT HOUSING CORPORATION PARK SHADOWS PROJECT SERIES A (HOUSING
               REVENUE LOC)                                                                6.45        06/15/2022           500,465
     325,000   CARROLL INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE LOC)           6.75        08/15/2020           401,388
     275,000   CORPUS CHRISTI HOUSING FINANCE CORPORATION TX SERIES A (HOUSING
               REVENUE LOC)                                                                7.70        07/01/2011           275,608
   1,000,000   DALLAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)               5.00        02/15/2018         1,031,270
   2,395,000   DE SOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT
               SERIES A (HOUSING REVENUE LOC)                                              7.00        02/01/2025         2,508,379
   1,000,000   DENTON TEXAS IMPROVEMENTS (UTILITIES REVENUE LOC)                           5.13        12/01/2018         1,043,040
   4,000,000   EL PASO HOUSING FINANCE CORPORATION TX SINGLE FAMILY SERIES A-3
               (HOUSING REVENUE LOC)+/-                                                    6.18        04/01/2033         4,179,560
      80,000   GALVESTON PROPERTY FINANCE AUTHORITY TX SERIES A (HOUSING REVENUE
               LOC)                                                                        8.50        09/01/2011            80,456
   1,300,000   GRAPE CREEK-PULLIAM INDEPENDENT SCHOOL DISTRICT TX (LEASE REVENUE
               LOC)                                                                        7.25        05/15/2006         1,442,064
   1,100,000   GULF COAST WASTE DISPOSAL AUTHORITY TX EXXON PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                     1.00        10/01/2024         1,100,000
   1,000,000   LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)          4.25        02/15/2019           948,680
   1,170,000   LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL CREEK APTS
               SERIES A (HOUSING REVENUE LOC)                                              6.00        07/01/2022         1,175,897
   1,530,000   LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL CREEK APTS
               SERIES HOUSING REVENUE LOC)                                                 6.00        07/01/2025         1,532,876
   1,170,000   LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH SYSTEM
               REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE LOC)                                            5.00        02/15/2008         1,174,388
   2,300,000   SAN ANTONIO TX FSA INSURED (PROPERTY TAX REVENUE LOC)                       4.75        02/01/2021         2,286,867
     200,000   SOCORRO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)           5.75        02/15/2021           208,416
   1,075,000   SOUTH SAN ANTONIO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
               REVENUE LOC)                                                                5.00        08/15/2018         1,108,228
     160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES B
               WADLEY REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)          6.00        10/01/2017           181,688
   1,500,000   TEXAS STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                  5.00        08/01/2015         1,586,325
   1,390,000   TEXAS STATE PUBLIC FINANCING AUTHORITY REVENUE STEPHEN F AUSTIN
               UNIVERSITY FINANCING SYSTEM FSA INSURED (COLLEGE AND UNIVERSITY
               REVENUE LOC)                                                                4.00        10/15/2017         1,295,855
   2,425,000   TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B JUNIOR LIEN STUDENT
               HOUSING COLLEGE AND UNIVERSITY REVENUE LOC)                                 6.75        01/01/2033         2,123,039
   3,250,000   TEXAS STATE VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
               (HOUSING REVENUE LOC)                                                       5.65        12/01/2017         3,373,500
   4,780,000   TRAVIS COUNTY TX HOUSING FINANCE AUTHORITY LAKEVIEW APARTMENT
               PROJECT SERIES A (HOUSING REVENUE LOC)                                      6.25        07/01/2027         2,700,700

                                                                                                                         41,610,570
                                                                                                                     --------------

UTAH - 2.94%
     500,000   PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS PROJECT
               COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                                5.80        07/20/2022           514,330
   3,270,000   SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE PROJECT FHA INSURED
               (HOUSING REVENUE LOC)                                                       6.38        11/01/2033         3,351,554
   1,860,000   SALT LAKE COUNTY UT WESTMINSTER COLLEGE PROJECT (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     5.75        10/01/2027         1,863,980
       5,000   UTAH HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SENIOR ISSUE
               SERIES D-2 (HOUSING REVENUE LOC)                                            6.45        01/01/2011             5,033
   2,500,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES B STATE FACILITIES
               MASTER LEASE PROGRAM (LEASE REVENUE LOC)                                    5.25        05/15/2024         2,556,575


PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
UTAH (CONTINUED)
$    250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES C STATE FACILITIES
               MASTER LEASE PROGRAM (LEASE REVENUE LOC)                                    5.50%       05/15/2019    $      275,738
   1,000,000   WEBER MUNICIPAL BUILDING AUTHORITY UTAH (LEASE REVENUE LOC)                 5.75        12/15/2019         1,088,500

                                                                                                                          9,655,710
                                                                                                                     --------------

VERMONT - 0.03%
     105,000   VERMONT HOUSING FINANCE AGENCY VT HOUSING SERIES 9 (HOUSING REVENUE
               LOC)                                                                        6.00        05/01/2037           107,185
                                                                                                                     --------------

WASHINGTON - 5.92%
   2,125,000   CLARK COUNTY SCHOOL DISTRICT NO.101 LA CENTER WA (PROPERTY TAX
               REVENUE LOC)                                                                5.00        12/01/2015         2,242,895
     500,000   CLARK COUNTY SCHOOL DISTRICT NO.98 HOCKINSON WA (PROPERTY TAX
               REVENUE LOC)                                                                6.15        12/01/2015           566,665
   2,000,000   CLARK COUNTY WASHINGTON SCHOOL DISTRICT #114 EVERGREEN
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                 5.38        12/01/2014         2,172,440
   1,455,000   CONSERVATION & RENEWABLE ENERGY SYSTEMS WA CONSERVATION PROJECT
               (ELECTRIC REVENUE LOC)                                                      5.00        10/01/2014         1,556,326
     110,000   KING COUNTY WA SEWER (SEWER REVENUE LOC)                                    6.13        01/01/2033           114,762
   1,748,000   KITSAP COUNTY WA CONSOLIDATED HOUSING AUTHORITY LOW INCOME HOUSING
               MARTHA GNMA (HEALTHCARE FACILITIES REVENUE LOC)                             7.10        08/20/2016         2,035,441
   6,205,000   PORT LONGVIEW WA SERIES A (HARBOR DEPARTMENT REVENUE LOC)                   5.00        12/01/2014         6,325,997
   1,000,000   SEATTLE WA HOUSING AUTHORITY KIN ON PROJECT COLLATERALIZED BY GNMA
               (HEALTHCARE FACILITIES REVENUE LOC)                                         7.40        11/20/2036         1,124,630
     500,000   SEATTLE WA SERIES B (WATER REVENUE LOC)                                     6.00        07/01/2029           540,895
   2,575,000   SPOKANE COUNTY WA SCHOOL DISTRICT #365 MEAD FSA SCHOOL BOARD
               GUARANTY (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                        5.38        12/01/2019         2,757,851

                                                                                                                         19,437,902
                                                                                                                     --------------

WEST VIRGINIA - 0.56%
   3,000,000   BERKELEY BROOKE FAYETTE COUNTIES WEST VA SINGLE FAMILY MORTGAGE
               REVENUE (HOUSING REVENUE LOC)^                                              4.71        12/01/2014         1,846,980
                                                                                                                     --------------

WISCONSIN - 0.51%
     550,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
               (HOUSING REVENUE LOC)                                                       6.00        09/01/2015           570,950
   1,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY WHEATON
               FRANCISCAN SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE LOC)             6.13        11/15/2015         1,065,870
      20,000   WISCONSIN STATE SERIES D (SPECIAL TAX REVENUE LOC)                          5.80        05/01/2020            20,255

                                                                                                                         1,657,075
                                                                                                                     --------------

WYOMING - 0.34%
     500,000   JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP SERIES
               B LOWER VALLEY POWER & LIGHT PROJECT (FUEL SALES TAX REVENUE LOC)           5.88        05/01/2026           512,665
     600,000   TETON COUNTY WY HOSPITAL DISTRICT REVENUE IMPROVEMENTS ACA CBI
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                 5.80        12/01/2017           617,010

                                                                                                                          1,129,675
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $300,943,300)                                                                       305,311,147
                                                                                                                     --------------

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 2.41%
   12,000 FEDERATED TAX FREE OBLIGATION                                                                              $       12,000

7,915,000 WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                               7,915,000

                                                                                                                          7,927,000
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,927,000)                                                                            7,927,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $323,434,104)*                               100.45%                                                           $  329,711,865
OTHER ASSETS AND LIABILITIES, NET                   (0.45)                                                               (1,473,648)
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $  328,238,217
                                                   ======                                                            ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $1,045,102. (SEE NOTE 2)

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $323,380,812 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                              $13,884,399
      GROSS UNREALIZED DEPRECIATION                               (7,553,346)
                                                                 -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                 $ 6,331,053

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.72%

COLORADO - 1.29%
$    600,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                 5.70%       09/15/2023    $      596,478
                                                                                                                     --------------

NEBRASKA - 95.31%
   1,500,000   CITY OF LINCOLN NE (ELECTRIC REVENUE LOC)                                   5.00        09/01/2018         1,553,940
   1,100,000   CITY OF LINCOLN NE (WATER REVENUE LOC)                                      5.00        08/15/2017         1,147,674
   1,000,000   CITY OF LINCOLN NE MBIA INSURED (SEWER REVENUE LOC)                         5.00        06/15/2017         1,046,270
   1,250,000   CITY OF LINCOLN NE SERIES A (PARKING FACILITIES REVENUE LOC)                5.38        08/15/2014         1,346,525
   1,000,000   CITY OF LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER
               REVENUE LOC)                                                                5.00        09/15/2016         1,046,510
     500,000   CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                 5.25        12/01/2012           540,505
   1,000,000   CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                 5.00        11/01/2014         1,073,150
   1,000,000   CITY OF OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT
               (SPECIAL TAX REVENUE LOC)                                                   6.00        11/01/2014         1,070,960
     865,000   CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A
               (SALES TAX REVENUE LOC)                                                     5.50        02/01/2017           936,060
     415,000   CITY OF OMAHA NE SERIES A (PROPERTY TAX REVENUE LOC)                        6.50        12/01/2014           502,681
   1,000,000   DOUGLAS COUNTY NE HENRY DOORLY ZOO AQUARIUM PROJECT
               (RECREATIONAL FACILITIES REVENUE LOC)                                       5.88        09/01/2014         1,065,710
   1,500,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
               REVENUE LOC)                                                                5.00        12/15/2018         1,554,780
     500,000   GRAND ISLAND NE PREREFUNDED 10/01/04 @ 101 (SEWER REVENUE LOC)              5.60        04/01/2006           510,295
     500,000   GRAND ISLAND NE PREREFUNDED 10/01/04 @ 101 (SEWER REVENUE LOC)              5.75        04/01/2007           510,480
   1,000,000   GRAND ISLAND NE SYSTEM MBIA INSURED (ELECTRIC REVENUE LOC)                  5.13        08/15/2016         1,058,820
   1,000,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL HOSPITAL
               PROJECT SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)           5.10        06/01/2010         1,067,510
   2,520,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL CENTER
               PROJECT SERIES A AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)          5.50        06/01/2020         2,640,103
   1,750,000   LANCASTER COUNTY SCHOOL DISTRICT NO.1 NE LINCOLN PUBLIC SCHOOLS
               (PROPERTY TAX REVENUE LOC)                                                  5.25        01/15/2022         1,816,167
     745,000   LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
               SUPPORTED LEASE RENTAL GOC INSURED (LEASE REVENUE LOC)                      5.80        10/15/2018           808,765
     500,000   LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
               SUPPORTED LEASE RENTAL REVENUE GOC INSURED (LEASE REVENUE LOC)              5.25        10/15/2008           539,090
   1,000,000   MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
               SERVICES PROJECT RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)         5.50        07/01/2021         1,032,220
     750,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS REVENUE
               SERIES A (POWER REVENUE LOC)                                                5.25        04/01/2019           791,940
     575,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY RADIAN INSURED
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        5.00        04/01/2016           584,188
     400,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
               UNIVERSITY PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL
               FACILITIES REVENUE LOC)+/-                                                  1.08        08/01/2031           400,000
     500,000   NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
               (LEASE REVENUE LOC)                                                         6.00        02/01/2007           540,360
   1,250,000   NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
               (LEASE REVENUE LOC)                                                         6.00        02/01/2010         1,398,525
   1,000,000   NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDREN HEALTHCARE
               SERVICES AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)                  5.00        08/15/2011         1,066,020
     685,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE LOC)          6.30        09/01/2020           718,586
     355,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C GNMA FNMA FHLMC
               INSURED (HOUSING REVENUE LOC)                                               5.65        03/01/2028           359,729

WELLS FARGO TAX-FREE FUNDS             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
NEBRASKA (CONTINUED)
$    690,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED
               BY GNMA FNMA FHLMC (HOUSING REVENUE LOC)                                    5.90%       09/01/2024    $      709,948
   1,385,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED
               BY GNMA FNMA FHLMC (HOUSING REVENUE LOC)                                    5.95        09/01/2031         1,418,129
   1,000,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC              5.25        01/01/2008         1,078,080
               REVENUE LOC)
   1,020,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC
               REVENUE LOC)                                                                5.25        01/01/2012         1,099,305
   1,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE
               LOC)                                                                        5.50        01/01/2012         1,096,530
   2,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE
               LOC)                                                                        5.50        01/01/2014         2,166,120
     500,000   OMAHA NE IMPOUND FACILITIES CORPORATION (LEASE REVENUE LOC)                 5.55        08/01/2014           513,555
     250,000   OMAHA NE PARKING FACILITIES CORPORATION OMAHA PARK SEVEN
               PROJECT SERIES A (LEASE REVENUE LOC)                                        5.50        05/01/2016           261,028
     475,000   OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE
               PROJECTS (LEASE REVENUE LOC)                                                5.20        09/15/2009           502,246
     500,000   OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE
               PROJECTS (LEASE REVENUE LOC)                                                5.70        09/15/2015           528,110
   1,000,000   OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)              5.40        02/01/2006         1,051,130
     500,000   OMAHA NE PUBLIC POWER DISTRICT SERIES B ESCROWED TO MATURITY
               (ELECTRIC REVENUE LOC)                                                      5.60        02/01/2012           505,185
   1,000,000   UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
               MAINTENANCE PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                    5.25        07/15/2011         1,073,950
   1,000,000   UNIVERSITY OF NEBRASKA FACILITIES CORPORATION MEMORIAL STADIUM
               IMPROVEMENT PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                    4.95        11/01/2009         1,022,600
     700,000   UNIVERSITY OF NEBRASKA FACILITIES CORPORATION UNIVERSITY
               MEDICAL CENTER PROJECT PREREFUNDED 07/01/05 @ 100 (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     5.45        07/01/2005           723,576
     740,000   UNIVERSITY OF NEBRASKA KEARNEY STUDENT FEES & FACILITIES
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                        5.75        07/01/2020           762,651
     800,000   UNIVERSITY OF NEBRASKA LINCOLN PARKING PROJECT (COLLEGE AND
               UNIVERSITY REVENUE LOC)                                                     5.80        06/01/2020           841,912

                                                                                                                         44,081,618
                                                                                                                     --------------

NEVADA - 0.12%
      55,000   NEVADA HOUSING DIVISION SINGLE FAMILY SERIES A-1 (HOUSING
               REVENUE LOC)                                                                5.60        10/01/2007            57,999
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $42,964,553)                                                                         44,736,095
                                                                                                                     --------------

SHARES

SHORT-TERM INVESTMENTS - 2.13%
     986,988   WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~                           0.00                             986,988
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $986,988)                                                                                986,988
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $43,951,541)*                                 98.85%                                                           $   45,723,083
OTHER ASSETS AND LIABILITIES, NET                    1.15                                                                   529,735
                                                   ------                                                            --------------

TOTAL NET ASSETS                                   100.00%                                                           $   46,252,818
                                                   ======                                                            ==============

+/-   VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $43,947,871 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                              $ 1,829,671
      GROSS UNREALIZED DEPRECIATION                                  (54,459)
                                                                 -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                 $ 1,775,212

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO TAX-FREE FUNDS  STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                      CALIFORNIA
                                                                                    LIMITED TERM       CALIFORNIA
                                                                                   TAX-FREE FUND    TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................   $  88,488,532    $ 513,750,763
   INVESTMENTS IN AFFILIATES ...................................................       1,773,000        2,094,000
                                                                                   -------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..............................      90,261,532      515,844,763
                                                                                   -------------    -------------
   CASH ........................................................................          50,043           51,803
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................          32,825          205,768
   RECEIVABLE FOR INVESTMENTS SOLD .............................................               0        1,847,486
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................       1,120,372        7,166,593
   PREPAID EXPENSES AND OTHER ASSETS ...........................................               0            5,172
                                                                                   -------------    -------------
TOTAL ASSETS ...................................................................      91,464,772      525,121,585
                                                                                   -------------    -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................         108,355          930,656
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................       1,022,460        3,041,003
   DIVIDENDS PAYABLE ...........................................................          59,883          751,852
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)........................          40,077          222,958
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................          24,881          179,958
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................          30,306                0
TOTAL LIABILITIES ..............................................................       1,285,962        5,126,427
                                                                                   -------------    -------------
TOTAL NET ASSETS ...............................................................   $  90,178,810    $ 519,995,158
                                                                                   =============    =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................   $  89,765,991    $ 500,668,105
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................             956               63
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................         (34,498)         762,519
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
         CURRENCIES ............................................................         446,361       18,564,471
                                                                                   -------------    -------------
TOTAL NET ASSETS ...............................................................   $  90,178,810    $ 519,995,158
                                                                                   -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS--CLASS A .........................................................   $  63,231,409    $ 357,779,359
   SHARES OUTSTANDING--CLASS A .................................................       6,045,961       32,503,256
   NET ASSET VALUE PER SHARE--CLASS A ..........................................   $       10.46    $       11.01
   MAXIMUM OFFERING PRICE PER SHARE--CLASS A ...................................   $       10.78(2) $       11.53(1)
   NET ASSETS--CLASS B .........................................................             N/A    $  91,718,835
   SHARES OUTSTANDING--CLASS B .................................................             N/A        8,174,118
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--CLASS B .......................             N/A    $       11.22
   NET ASSETS--CLASS C .........................................................   $  11,522,889    $  34,088,870
   SHARES OUTSTANDING--CLASS C .................................................       1,102,084        3,037,209
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--CLASS C .......................   $       10.46    $       11.22
   NET ASSETS--INSTITUTIONAL CLASS .............................................   $  15,424,512    $  36,408,094
   SHARES OUTSTANDING--INSTITUTIONAL CLASS .....................................       1,498,557        3,301,707
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--INSTITUTIONAL CLASS ...........   $       10.29    $       11.03
                                                                                   -------------    -------------
INVESTMENTS AT COST ............................................................   $  89,815,171    $ 497,280,292
                                                                                   =============    =============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2004  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                                        COLORADO        MINNESOTA
                                                                                   TAX-FREE FUND    TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................   $ 103,187,574    $ 193,595,502
   INVESTMENTS IN AFFILIATES ...................................................         905,000          262,828
                                                                                   -------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..............................     104,092,574      193,858,330
                                                                                   -------------    -------------
   CASH ........................................................................          51,315           51,004
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................          81,336           17,133
   RECEIVABLE FOR INVESTMENTS SOLD .............................................               0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................       1,198,362        3,237,865
   PREPAID EXPENSES AND OTHER ASSETS ...........................................               0                0
                                                                                   -------------    -------------
TOTAL ASSETS ...................................................................     105,423,587      197,164,332
                                                                                   -------------    -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................          62,359          608,734
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................       2,053,060                0
   DIVIDENDS PAYABLE ...........................................................         218,581          487,242
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)........................          45,547           91,348
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................          20,906           21,599
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................          35,117           18,653
TOTAL LIABILITIES ..............................................................       2,435,570        1,227,576
                                                                                   -------------    -------------
TOTAL NET ASSETS ...............................................................   $ 102,988,017    $ 195,936,756
                                                                                   =============    =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................   $  99,988,071    $ 187,266,333
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................          75,248          126,855
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................      (1,258,657)         417,613
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
         CURRENCIES ............................................................       4,183,355        8,125,955
                                                                                   -------------    -------------
TOTAL NET ASSETS ...............................................................   $ 102,988,017    $ 195,936,756
                                                                                   -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------
   NET ASSETS--CLASS A .........................................................   $  51,120,157    $  37,468,421
   SHARES OUTSTANDING--CLASS A .................................................       4,806,034        3,439,372
   NET ASSET VALUE PER SHARE--CLASS A ..........................................   $       10.64    $       10.89
   MAXIMUM OFFERING PRICE PER SHARE--CLASS A ...................................   $       11.14(1) $       11.40(1)
   NET ASSETS--CLASS B .........................................................   $  10,672,173    $  15,058,534
   SHARES OUTSTANDING--CLASS B .................................................       1,001,927        1,382,243
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--CLASS B .......................   $       10.65    $       10.89
   NET ASSETS--CLASS C .........................................................             N/A              N/A
   SHARES OUTSTANDING--CLASS C .................................................             N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--CLASS C .......................             N/A              N/A
   NET ASSETS--INSTITUTIONAL CLASS .............................................   $  41,195,687    $ 143,409,801
   SHARES OUTSTANDING--INSTITUTIONAL CLASS .....................................       3,872,561       13,166,653
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--INSTITUTIONAL CLASS ...........   $       10.64    $       10.89
                                                                                   -------------    -------------
INVESTMENTS AT COST ............................................................   $  99,909,219    $ 185,732,375
                                                                                   =============    =============

                                                                                        NATIONAL
                                                                                    LIMITED-TERM         NATIONAL         NEBRASKA
                                                                                   TAX-FREE FUND    TAX-FREE FUND    TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................   $ 168,633,407    $ 321,796,865    $  44,736,095
   INVESTMENTS IN AFFILIATES ...................................................       1,766,607        7,915,000          986,988
                                                                                   -------------    -------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..............................     170,400,014      329,711,865       45,723,083
                                                                                   -------------    -------------    -------------
   CASH ........................................................................          51,954           51,784           51,714
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................          38,836          128,810           39,000
   RECEIVABLE FOR INVESTMENTS SOLD .............................................       2,148,632                0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................       2,232,349        4,844,610          714,343
   PREPAID EXPENSES AND OTHER ASSETS ...........................................          24,328                0                0
                                                                                   -------------    -------------    -------------
TOTAL ASSETS ...................................................................     174,896,113      334,737,069       46,528,140
                                                                                   -------------    -------------    -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................         122,390        1,564,334           20,000
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................       2,124,674        3,752,328                0
   DIVIDENDS PAYABLE ...........................................................         290,249          870,044          147,184
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)........................          78,781          156,568           27,285
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................           1,786           57,854            1,124
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................               0           97,724           79,729
TOTAL LIABILITIES ..............................................................       2,617,880        6,498,852          275,322
                                                                                   -------------    -------------    -------------
TOTAL NET ASSETS ...............................................................   $ 172,278,233    $ 328,238,217    $  46,252,818
                                                                                   =============    =============    =============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................   $ 172,121,665    $ 334,222,175    $  43,901,871
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................         (50,881)         583,498            2,848
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................        (648,039)     (12,845,217)         576,557
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
         CURRENCIES ............................................................         855,488        6,277,761        1,771,542
                                                                                   -------------    -------------    -------------
TOTAL NET ASSETS ...............................................................   $ 172,278,233    $ 328,238,217    $  46,252,818
                                                                                   -------------    -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
   NET ASSETS--CLASS A .........................................................   $   1,146,765    $ 103,468,601              N/A
   SHARES OUTSTANDING--CLASS A .................................................         106,122       10,181,155              N/A
   NET ASSET VALUE PER SHARE--CLASS A ..........................................   $       10.81    $       10.16              N/A
   MAXIMUM OFFERING PRICE PER SHARE--CLASS A ...................................   $       11.14(2) $       10.64(1)           N/A
   NET ASSETS--CLASS B .........................................................   $     627,993    $  31,419,782              N/A
   SHARES OUTSTANDING--CLASS B .................................................          58,152        3,091,002              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--CLASS B .......................   $       10.80    $       10.16              N/A
   NET ASSETS--CLASS C .........................................................   $     163,379    $   9,829,476              N/A
   SHARES OUTSTANDING--CLASS C .................................................          15,135          967,399              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--CLASS C .......................   $       10.79    $       10.16              N/A
   NET ASSETS--INSTITUTIONAL CLASS .............................................   $ 170,340,096    $ 183,520,358    $  46,252,818
   SHARES OUTSTANDING--INSTITUTIONAL CLASS .....................................      15,764,037       18,055,604        4,618,047
   NET ASSET VALUE AND OFFERING PRICE PER SHARE--INSTITUTIONAL CLASS ...........   $       10.81    $       10.16    $       10.02
                                                                                   -------------    -------------    -------------
INVESTMENTS AT COST ............................................................   $ 169,544,526    $ 323,434,104    $  43,951,541
                                                                                   =============    =============    =============

WELLS FARGO TAX-FREE FUNDS                            STATEMENT OF OPERATIONS --
                                                FOR THE YEAR ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                      CALIFORNIA
                                                                                    LIMITED TERM       CALIFORNIA
                                                                                   TAX-FREE FUND    TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...................................................................   $      34,667   $      962,228
   INTEREST ....................................................................       3,354,894       28,740,191
   INCOME FROM AFFILIATED SECURITIES ...........................................          19,598           39,214
                                                                                   -------------   --------------
TOTAL INVESTMENT INCOME ........................................................       3,409,159       29,741,633
                                                                                   -------------   --------------

EXPENSES
   ADVISORY FEES ...............................................................         455,984        2,275,259
   ADMINISTRATION FEES .........................................................
      FUND LEVEL ...............................................................          56,998          284,407
      CLASS A ..................................................................         225,988        1,059,622
      CLASS B ..................................................................             N/A          320,566
      CLASS C ..................................................................          35,193          111,290
      INSTITUTIONAL CLASS ......................................................          41,434           72,288
   CUSTODY FEES ................................................................          22,799          113,763
   SHAREHOLDER SERVICING FEES ..................................................         233,197        1,331,676
   ACCOUNTING FEES .............................................................          26,551           52,475
   DISTRIBUTION FEES (NOTE 3) ..................................................
      CLASS B ..................................................................             N/A          858,658
      CLASS C ..................................................................          94,266          298,098
   AUDIT FEES ..................................................................          15,043           20,053
   LEGAL FEES ..................................................................           1,654           12,034
   REGISTRATION FEES ...........................................................           2,119           33,090
   SHAREHOLDER REPORTS .........................................................           2,006           21,056
   TRUSTEES' FEES ..............................................................           6,390            6,390
   OTHER FEES AND EXPENSES .....................................................           4,229           14,246
                                                                                   -------------   --------------
TOTAL EXPENSES .................................................................       1,223,851        6,884,971
                                                                                   -------------   --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................       (212,303)       (1,267,816)
   NET EXPENSES ................................................................       1,011,548        5,617,155
                                                                                   -------------   --------------
NET INVESTMENT INCOME (LOSS) ...................................................       2,397,611       24,124,478
                                                                                   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............         (35,022)       2,004,996
                                                                                   -------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................         (35,022)       2,004,996
                                                                                   -------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............      (2,511,125)     (26,197,643)
                                                                                   -------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............      (2,511,125)     (26,197,643)
                                                                                   =============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................      (2,546,147)     (24,192,647)
                                                                                   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $    (148,536)  $      (68,169)
                                                                                   =============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE YEAR ENDED JUNE 30, 2004                      WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                                                                        NATIONAL
                                                                                        COLORADO       MINNESOTA    LIMITED TERM
                                                                                   TAX-FREE FUND   TAX-FREE FUND   TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...................................................................   $     185,508   $           0   $           0
   INTEREST ....................................................................       5,719,983      10,903,754       5,330,615
   INCOME FROM AFFILIATED SECURITIES ...........................................          17,741          29,226          22,828
                                                                                   -------------   -------------   -------------
TOTAL INVESTMENT INCOME ........................................................       5,923,232      10,932,980       5,353,443
                                                                                   -------------   -------------   -------------

EXPENSES
   ADVISORY FEES ...............................................................         453,809         882,762         668,577
   ADMINISTRATION FEES .........................................................
      FUND LEVEL ...............................................................          56,726         110,345          83,572
      CLASS A ..................................................................         153,096         108,926             705
      CLASS B ..................................................................          35,205          52,775             171
      CLASS C ..................................................................             N/A             N/A             474
      INSTITUTIONAL CLASS ......................................................          92,403         325,881         333,325
   CUSTODY FEES ................................................................          22,691          44,138          33,429
   SHAREHOLDER SERVICING FEES ..................................................         168,127         144,376           1,205
   ACCOUNTING FEES .............................................................          26,520          32,633          34,042
   DISTRIBUTION FEES (NOTE 3) ..................................................
      CLASS B ..................................................................          94,300         141,361             458
      CLASS C ..................................................................             N/A             N/A           1,270
   AUDIT FEES ..................................................................          16,045          19,552          16,045
   LEGAL FEES ..................................................................           6,017           8,023           1,706
   REGISTRATION FEES ...........................................................           2,369           2,369           4,450
   SHAREHOLDER REPORTS .........................................................           3,711           3,309           2,408
   TRUSTEES' FEES ..............................................................           6,390           6,390           6,390
   OTHER FEES AND EXPENSES .....................................................           5,647           5,417           5,735
                                                                                   -------------   -------------   -------------
TOTAL EXPENSES .................................................................       1,143,056       1,888,257       1,193,962
                                                                                   -------------   -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................        (200,000)       (278,545)       (188,115)
   NET EXPENSES ................................................................         943,056       1,609,712       1,005,847
                                                                                   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ...................................................       4,980,176       9,323,268       4,347,596
                                                                                   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............        (223,176)      1,733,956         145,761
                                                                                   -------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................        (223,176)      1,733,956         145,761
                                                                                   -------------   -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............      (3,929,278)     (9,705,375)     (4,852,146)
                                                                                   -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............      (3,929,278)     (9,705,375)     (4,852,146)
                                                                                   =============   =============   =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................      (4,152,454)     (7,971,419)     (4,706,385)
                                                                                   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $     827,722   $   1,351,849   $    (358,789)
                                                                                   =============   =============   =============

                                                                                        NATIONAL        NEBRASKA
                                                                                   TAX-FREE FUND   TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...................................................................   $   1,194,669   $           0
   INTEREST ....................................................................      18,790,779       2,659,371
   INCOME FROM AFFILIATED SECURITIES ...........................................          84,616           9,434
                                                                                   -------------   -------------
TOTAL INVESTMENT INCOME ........................................................      20,070,064       2,668,805
                                                                                   -------------   -------------

EXPENSES
   ADVISORY FEES ...............................................................       1,542,826         286,275
   ADMINISTRATION FEES .........................................................
      FUND LEVEL ...............................................................         192,853          28,627
      CLASS A ..................................................................         309,637             N/A
      CLASS B ..................................................................         113,670             N/A
      CLASS C ..................................................................          36,042             N/A
      INSTITUTIONAL CLASS ......................................................         443,306         114,510
   CUSTODY FEES ................................................................          77,141          11,451
   SHAREHOLDER SERVICING FEES ..................................................         410,134               0
   ACCOUNTING FEES .............................................................          42,038          23,317
   DISTRIBUTION FEES (NOTE 3) ..................................................
      CLASS B ..................................................................         304,474             N/A
      CLASS C ..................................................................          96,541             N/A
   AUDIT FEES ..................................................................          20,053          15,544
   LEGAL FEES ..................................................................           8,524           1,252
   REGISTRATION FEES ...........................................................          14,959           2,468
   SHAREHOLDER REPORTS .........................................................           3,403           1,501
   TRUSTEES' FEES ..............................................................           6,390           6,390
   OTHER FEES AND EXPENSES .....................................................          11,525          7,174
                                                                                   -------------   -------------
TOTAL EXPENSES .................................................................       3,633,516         498,509
                                                                                   -------------   -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................        (508,329)        (23,306)
   NET EXPENSES ................................................................       3,125,187         475,203
                                                                                   -------------   -------------
NET INVESTMENT INCOME (LOSS) ...................................................      16,944,877       2,193,602
                                                                                   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............      (2,140,496)        671,433
                                                                                   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................      (2,140,496)        671,433
                                                                                   -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............     (12,123,041)     (2,617,974)
                                                                                   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............     (12,123,041)     (2,617,974)
                                                                                   =============   =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................     (14,263,537)     (1,946,541)
                                                                                   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   2,681,340   $     247,061
                                                                                   =============   =============

WELLS FARGO TAX-FREE FUNDS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         CALIFORNIA LIMITED
                                                                                                         TERM TAX-FREE FUND
                                                                                                   ------------------------------
                                                                                                         FOR THE          FOR THE
                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                   JUNE 30, 2004    JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................     $ 150,206,046    $  82,365,726

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................         2,397,611        2,521,263
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................           (35,022)         722,015
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................        (2,511,125)       1,421,608
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................          (148,536)       4,664,886
                                                                                                   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................        (1,721,585)      (2,040,598)
      CLASS B ................................................................................               N/A              N/A
      CLASS C ................................................................................          (176,881)         (62,751)
      INSTITUTIONAL CLASS ....................................................................          (497,611)        (417,918)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................          (487,692)               0
      CLASS B ................................................................................               N/A               N/A
      CLASS C ................................................................................           (77,739)               0
      INSTITUTIONAL CLASS ....................................................................          (117,659)               0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A ........................................................        18,425,398       74,517,970
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ....................................................         1,628,501        1,486,541
   COST OF SHARES REDEEMED--CLASS A ..........................................................       (54,305,164)     (48,368,740)
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A .....       (34,251,265)      27,635,771
                                                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD--CLASS B ........................................................               N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ....................................................               N/A              N/A
   COST OF SHARES REDEEMED--CLASS B ..........................................................               N/A              N/A
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B .....               N/A              N/A
                                                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD--CLASS C ........................................................         5,262,102       12,562,570
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ....................................................           200,699           41,682
   COST OF SHARES REDEEMED--CLASS C ..........................................................        (4,922,695)      (1,367,289)
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C .....           540,106       11,236,963
                                                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ............................................        17,367,551       37,715,504
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ........................................           222,700          210,549
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS ..............................................       (40,678,625)     (11,102,086)
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS .......................................................................       (23,088,374)      26,823,967
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............       (56,799,533)      65,696,701
                                                                                                   =============    =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................       (60,027,236)      67,840,320
                                                                                                   =============    =============
ENDING NET ASSETS ............................................................................     $  90,178,810    $ 150,206,046

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A ......................................................................         1,735,267        6,987,295
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................           153,411          139,515
   SHARES REDEEMED--CLASS A ..................................................................        (5,112,809)      (4,535,645)
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A .......................................        (3,224,131)       2,591,165
                                                                                                   -------------    -------------
   SHARES SOLD--CLASS B ......................................................................               N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................               N/A              N/A
   SHARES REDEEMED--CLASS B ..................................................................               N/A              N/A
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B .......................................               N/A              N/A
                                                                                                   -------------    -------------
   SHARES SOLD--CLASS C ......................................................................           495,276        1,176,279
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................            18,918            3,900
   SHARES REDEEMED--CLASS C ..................................................................          (464,575)        (127,714)
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C .......................................            49,619        1,052,465
                                                                                                   -------------    -------------
   SHARES SOLD--INSTITUTIONAL CLASS ..........................................................         1,659,145        3,576,433
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................            21,355           20,027
   SHARES REDEEMED--INSTITUTIONAL CLASS ......................................................        (3,902,649)      (1,058,196)
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ...........................        (2,222,149)       2,538,264
                                                                                                   -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......        (5,396,661)       6,181,894
                                                                                                   =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................     $         956    $         (57)
                                                                                                   =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                                                       CALIFORNIA TAX-FREE FUND
                                                                                                   ------------------------------
                                                                                                          FOR THE         FOR THE
                                                                                                       YEAR ENDED      YEAR ENDED
                                                                                                    JUNE 30, 2004   JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................     $  623,952,025   $ 622,340,129

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................         24,124,478      26,693,860
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................         2,004,996        6,106,413
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................        (26,197,643)     11,711,691
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................            (68,169)     44,511,964
                                                                                                   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................        (16,870,492)    (18,173,531)
      CLASS B ................................................................................         (4,124,399)     (5,508,532)
      CLASS C ................................................................................         (1,432,518)     (1,796,427)
      INSTITUTIONAL CLASS ....................................................................         (1,697,070)     (2,082,275)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................         (3,428,987)     (1,108,246)
      CLASS B ................................................................................         (1,052,885)       (408,641)
      CLASS C ................................................................................           (364,548)       (131,616)
      INSTITUTIONAL CLASS ....................................................................           (326,288)       (125,047)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A ........................................................         57,110,794      60,787,408
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ....................................................         13,164,025      12,017,086
   COST OF SHARES REDEEMED--CLASS A ..........................................................        (91,365,088)    (71,173,049)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A .....        (21,090,269)      1,631,445
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS B ........................................................          5,847,287      19,935,424
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ....................................................          3,744,549       4,296,587
   COST OF SHARES REDEEMED--CLASS B ..........................................................        (52,357,541)    (33,754,524)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B .....        (42,765,705)      9,522,513)
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS C ........................................................          7,456,114      14,894,975
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ....................................................          1,206,036       1,322,981
   COST OF SHARES REDEEMED--CLASS C ..........................................................        (19,098,859)    (16,695,402)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C .....        (10,436,709)       (477,446)
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ............................................         12,065,674       6,612,921
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ........................................            457,656         406,898
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS ..............................................        (12,822,158)    (12,217,058)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS .......................................................................           (298,828)      5,197,239)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        (74,591,511)    (13,565,753)
                                                                                                   ==============   =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................       (103,956,867)      1,611,896
                                                                                                   ==============   =============
ENDING NET ASSETS ............................................................................     $  519,995,158   $ 623,952,025

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A ......................................................................          5,047,647       5,306,051
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................          1,167,563       1,049,153
   SHARES REDEEMED--CLASS A ..................................................................         (8,132,608)     (6,204,695)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A .......................................         (1,917,398)        150,509
                                                                                                   --------------   -------------
   SHARES SOLD--CLASS B ......................................................................            507,037       1,704,045
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................            325,778         368,043
   SHARES REDEEMED--CLASS B ..................................................................         (4,566,375)     (2,893,835)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B .......................................         (3,733,560)       (821,747)
                                                                                                   --------------   -------------
   SHARES SOLD--CLASS C ......................................................................            644,768       1,273,925
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................            104,918         113,318
   SHARES REDEEMED--CLASS C ..................................................................         (1,669,356)     (1,429,062)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C .......................................           (919,670)        (41,819)
                                                                                                   --------------   -------------
   SHARES SOLD--INSTITUTIONAL CLASS ..........................................................          1,060,148         575,226
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................             40,478          35,499
   SHARES REDEEMED--INSTITUTIONAL CLASS ......................................................         (1,136,250)     (1,064,454)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ...........................            (35,624)       (453,729)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......         (6,606,252)     (1,166,786)
                                                                                                   ==============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................     $           63   $          64
                                                                                                   ==============   =============

                                                                                                        COLORADO TAX-FREE FUND
                                                                                                   ------------------------------
                                                                                                          FOR THE         FOR THE
                                                                                                       YEAR ENDED      YEAR ENDED
                                                                                                    JUNE 30, 2004   JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................     $  125,975,052   $ 121,322,286

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................          4,980,176       5,666,996
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................           (223,176)      1,882,219
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................         (3,929,278)      2,631,290
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................            827,722      10,180,505
                                                                                                   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................         (2,378,005)     (2,756,764)
      CLASS B ................................................................................           (451,997)       (521,752)
      CLASS C ................................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................         (2,122,654)     (2,372,984)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................                  0               0
      CLASS B ................................................................................                  0               0
      CLASS C ................................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................                  0               0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A ........................................................         10,867,042      13,133,324
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ....................................................          1,565,664       1,811,900
   COST OF SHARES REDEEMED--CLASS A ..........................................................        (19,168,789)    (15,401,719)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A .....         (6,736,083)       (456,495)
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS B ........................................................            448,916       3,559,080
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ....................................................            293,984         353,487
   COST OF SHARES REDEEMED--CLASS B ..........................................................         (3,984,835)     (2,573,946)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B .....         (3,241,935)      1,338,621
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS C ........................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ....................................................                N/A             N/A
   COST OF SHARES REDEEMED--CLASS C ..........................................................                N/A             N/A
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C .....                  0               0
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ............................................          7,722,954      13,272,472
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ........................................            102,911         132,163
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS ..............................................        (16,709,948)    (14,163,000)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS .......................................................................         (8,884,083)       (758,365)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        (18,862,101)        123,761
                                                                                                   ==============   =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        (22,987,035)      4,652,766
                                                                                                   ==============   =============
ENDING NET ASSETS ............................................................................     $  102,988,017   $ 125,975,052

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A ......................................................................            999,349       1,204,943
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................            144,805         165,892
   SHARES REDEEMED--CLASS A ..................................................................         (1,777,598)     (1,410,274)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A .......................................           (633,444)        (39,439)
                                                                                                   --------------   -------------
   SHARES SOLD--CLASS B ......................................................................             41,415         325,882
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................             27,147         32,316
   SHARES REDEEMED--CLASS B ..................................................................           (370,048)       (234,746)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B .......................................           (301,486)        123,452
                                                                                                   --------------   -------------
   SHARES SOLD--CLASS C ......................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................                N/A             N/A
   SHARES REDEEMED--CLASS C ..................................................................                N/A             N/A
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C .......................................                N/A             N/A
                                                                                                   --------------   -------------
   SHARES SOLD--INSTITUTIONAL CLASS ..........................................................            708,435       1,218,396
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................              9,514          12,107
   SHARES REDEEMED--INSTITUTIONAL CLASS ......................................................         (1,543,977)     (1,300,266)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ...........................           (826,028)        (69,763)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......         (1,760,958)         14,250
                                                                                                   ==============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................     $       75,248   $      34,476
                                                                                                   ==============   =============

                                                                                                      MINNESOTA TAX-FREE FUND
                                                                                                   ------------------------------
                                                                                                          FOR THE        FOR THE
                                                                                                       YEAR ENDED      YEAR ENDED
                                                                                                    JUNE 30, 2004   JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................     $  248,945,940   $ 254,220,949

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................          9,323,268      11,175,102
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................          1,733,956       1,499,724
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................         (9,705,375)      8,176,692
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................          1,351,849      20,851,518
                                                                                                   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ................................................................................         (1,573,003)     (1,855,853)
      CLASS B ................................................................................           (620,859)       (764,822)
      CLASS C ................................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................         (6,990,214)     (8,554,378)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ................................................................................                  0               0
      CLASS B ................................................................................                  0               0
      CLASS C ................................................................................                N/A             N/A
      INSTITUTIONAL CLASS ....................................................................                  0               0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A ........................................................          9,738,289      11,447,926
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ....................................................          1,164,383       1,277,945
   COST OF SHARES REDEEMED--CLASS A ..........................................................        (13,572,549)    (13,447,018)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A .....         (2,669,877)       (721,147)
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS B ........................................................            956,082       5,732,183
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ....................................................            450,022         577,649
   COST OF SHARES REDEEMED--CLASS B ..........................................................         (7,704,690)     (5,436,064)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B .....         (6,298,586)        873,768
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS C ........................................................                N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ....................................................                N/A             N/A
   COST OF SHARES REDEEMED--CLASS C ..........................................................                N/A             N/A
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C .....                  0               0
                                                                                                   --------------   -------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ............................................        151,527,324      27,778,538
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ........................................            956,412       1,069,076
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS ..............................................       (188,692,230)    (43,951,709)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS .......................................................................        (36,208,494)    (15,104,095)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        (45,176,957)    (14,951,474)
                                                                                                   ==============   =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        (53,009,184)     (5,275,009)
                                                                                                   ==============   =============
ENDING NET ASSETS ............................................................................     $  195,936,756   $ 248,945,940

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A ......................................................................            876,965      1,032,283
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................            105,282         115,135
   SHARES REDEEMED--CLASS A ..................................................................         (1,224,718)     (1,209,048)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A .......................................           (242,471)        (61,630)
                                                                                                   --------------   -------------
   SHARES SOLD--CLASS B ......................................................................             86,243         516,214
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................             40,689          52,037
   SHARES REDEEMED--CLASS B ..................................................................           (698,257)       (488,197)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B .......................................           (571,325)         80,054
                                                                                                   --------------   -------------
   SHARES SOLD--CLASS C ......................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................                N/A             N/A
   SHARES REDEEMED--CLASS C ..................................................................                N/A             N/A
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C .......................................                N/A             N/A
                                                                                                   --------------   -------------
   SHARES SOLD--INSTITUTIONAL CLASS ..........................................................         13,317,602       2,499,870
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................             86,529          96,208
   SHARES REDEEMED--INSTITUTIONAL CLASS ......................................................        (16,699,116)     (3,965,190)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ...........................         (3,294,985)     (1,369,112)
                                                                                                   --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......         (4,108,781)     (1,350,688)
                                                                                                   ==============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................     $      126,855   $      (9,148)
                                                                                                   ==============   =============

WELLS FARGO TAX-FREE FUNDS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      NATIONAL LIMITED
                                                                                                     TERM TAX-FREE FUND
                                                                                                -----------------------------
                                                                                                      FOR THE         FOR THE
                                                                                                   YEAR ENDED      YEAR ENDED
                                                                                                JUNE 30, 2004   JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ..................................................................   $ 152,835,376   $  85,370,759

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       4,347,596       3,875,525
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................         145,761         691,434
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................      (4,852,146)      3,175,312
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        (358,789)      7,742,271
                                                                                                -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................          (5,435)            N/A
      CLASS B ...............................................................................            (930)            N/A
      CLASS C ...............................................................................          (2,344)            N/A
      INSTITUTIONAL CLASS ...................................................................      (4,332,888)     (3,875,527)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................               0             N/A
      CLASS B ...............................................................................               0             N/A
      CLASS C ...............................................................................               0             N/A
      INSTITUTIONAL CLASS ...................................................................               0               0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A .......................................................       1,171,792             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................................           3,947             N/A
   COST OF SHARES REDEEMED--CLASS A .........................................................         (10,278)            N/A
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A ....       1,165,461             N/A
                                                                                                -------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS B .......................................................         644,230             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................................             926             N/A
   COST OF SHARES REDEEMED--CLASS B .........................................................         (16,088)            N/A
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B ....         629,068             N/A
                                                                                                -------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS C .......................................................         885,566             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................................           1,997             N/A
   COST OF SHARES REDEEMED--CLASS C .........................................................        (694,115)            N/A
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C ....         193,448             N/A
                                                                                                -------------   -------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ...........................................      78,641,316      97,744,021
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................................         674,603         921,800
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS .............................................     (57,160,653)    (35,067,948)
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS ......................................................................      22,155,266      63,597,873
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............      24,143,243      63,597,873
                                                                                                =============   =============
NET INCREASE (DECREASE) IN NET ASSETS .......................................................      19,442,857      67,464,617
                                                                                                =============   =============
ENDING NET ASSETS ...........................................................................   $ 172,278,233   $ 152,835,376

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A .....................................................................         106,691             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ..................................             363             N/A
   SHARES REDEEMED--CLASS A .................................................................            (932)            N/A
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A ......................................         106,122             N/A
                                                                                                -------------   -------------
   SHARES SOLD--CLASS B .....................................................................          59,540             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ..................................              86             N/A
   SHARES REDEEMED--CLASS B .................................................................          (1,474)            N/A
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B ......................................          58,152             N/A
                                                                                                -------------   -------------
   SHARES SOLD--CLASS C .....................................................................          79,465             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ..................................             183             N/A
   SHARES REDEEMED--CLASS C .................................................................         (64,513)            N/A
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C ......................................          15,135             N/A
                                                                                                -------------   -------------
   SHARES SOLD--INSTITUTIONAL CLASS .........................................................       7,141,701       8,953,137
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ......................          61,524          84,236
   SHARES REDEEMED--INSTITUTIONAL CLASS .....................................................      (5,222,903)     (3,211,621)
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ..........................       1,980,322       5,825,752
                                                                                                -------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       2,159,731       5,825,752
                                                                                                =============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $     (50,881)  $     (56,368)
                                                                                                =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                                                    NATIONAL TAX-FREE FUND
                                                                                                ------------------------------
                                                                                                       FOR THE         FOR THE
                                                                                                    YEAR ENDED      YEAR ENDED
                                                                                                 JUNE 30, 2004   JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ..................................................................   $  438,305,347   $ 477,668,150

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       16,944,877      21,983,774
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................       (2,140,496)      7,554,465
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................      (12,123,041)      2,646,498
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        2,681,340      32,184,737
                                                                                                --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................       (4,796,065)     (5,556,071)
      CLASS B ...............................................................................       (1,457,391)     (2,012,737)
      CLASS C ...............................................................................         (463,857)       (525,813)
      INSTITUTIONAL CLASS ...................................................................      (10,161,552)    (13,565,555)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................                0               0
      CLASS B ...............................................................................                0               0
      CLASS C ...............................................................................                0               0
      INSTITUTIONAL CLASS ...................................................................                0               0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A .......................................................       33,124,214      46,430,317
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................................        2,965,238       3,532,856
   COST OF SHARES REDEEMED--CLASS A .........................................................      (42,221,290)    (59,535,947)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A ....       (6,131,838)     (9,572,774)
                                                                                                --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS B .......................................................        1,836,158       5,765,108
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................................          899,844       1,317,072
   COST OF SHARES REDEEMED--CLASS B .........................................................      (18,378,903)    (11,462,678)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B ....      (15,642,901)     (4,380,498)
                                                                                                --------------   -------------
   PROCEEDS FROM SHARES SOLD--CLASS C .......................................................        1,035,182       5,633,675
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................................          275,379         282,912
   COST OF SHARES REDEEMED--CLASS C .........................................................       (6,221,092)     (2,368,116)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C ....       (4,910,531)      3,548,471
                                                                                                --------------   -------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ...........................................       22,340,790      38,235,960
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................................          640,364       1,578,214
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS .............................................      (92,165,489)    (79,296,737)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS ......................................................................      (69,184,335)    (39,482,563)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............      (95,869,605)    (49,887,364)
                                                                                                ==============   =============
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     (110,067,130)    (39,362,803)
                                                                                                ==============   =============
ENDING NET ASSETS ...........................................................................   $  328,238,217   $ 438,305,347

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A .....................................................................        3,197,886       4,447,750
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ..................................          286,779         337,888
   SHARES REDEEMED--CLASS A .................................................................       (4,092,846)     (5,699,062)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A ......................................         (608,181)       (913,424)
                                                                                                --------------   -------------
   SHARES SOLD--CLASS B .....................................................................          177,048         550,490
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ..................................           87,006         125,967
   SHARES REDEEMED--CLASS B .................................................................       (1,781,808)     (1,096,136)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B ......................................       (1,517,754)       (419,679)
                                                                                                --------------   -------------
   SHARES SOLD--CLASS C .....................................................................           99,782         538,544
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ..................................           26,635          27,057
   SHARES REDEEMED--CLASS C .................................................................         (599,078)       (227,643)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C ......................................         (472,661)        337,958
                                                                                                --------------   -------------
   SHARES SOLD--INSTITUTIONAL CLASS .........................................................        2,157,273       3,662,213
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ......................           61,967         151,382
   SHARES REDEEMED--INSTITUTIONAL CLASS .....................................................       (8,943,378)     (7,599,131)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ..........................       (6,724,138)     (3,785,536)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       (9,322,734)     (4,780,681)
                                                                                                ==============   =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $      583,498   $     501,417
                                                                                                ==============   =============

                                                                                                   NEBRASKA TAX-FREE FUND
                                                                                                -----------------------------
                                                                                                      FOR THE         FOR THE
                                                                                                   YEAR ENDED      YEAR ENDED
                                                                                                JUNE 30, 2004   JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ..................................................................   $  64,760,128    $ 66,453,213

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       2,193,602       2,672,042
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................         671,433         365,130
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................      (2,617,974)      1,974,365
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................         247,061       5,011,537
                                                                                                -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................             N/A             N/A
      CLASS B ...............................................................................             N/A             N/A
      CLASS C ...............................................................................             N/A             N/A
      INSTITUTIONAL CLASS ...................................................................      (2,190,276)     (2,672,044)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................             N/A             N/A
      CLASS B ...............................................................................             N/A             N/A
      CLASS C ...............................................................................             N/A             N/A
      INSTITUTIONAL CLASS ...................................................................        (381,315)       (556,867)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD--CLASS A .......................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS A ...................................................             N/A             N/A
   COST OF SHARES REDEEMED--CLASS A .........................................................             N/A             N/A
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS A ....             N/A             N/A
                                                                                                -------------    ------------
   PROCEEDS FROM SHARES SOLD--CLASS B .......................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS B ...................................................             N/A             N/A
   COST OF SHARES REDEEMED--CLASS B .........................................................             N/A             N/A
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS B ....             N/A             N/A
                                                                                                -------------    ------------
   PROCEEDS FROM SHARES SOLD--CLASS C .......................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS--CLASS C ...................................................             N/A             N/A
   COST OF SHARES REDEEMED--CLASS C .........................................................             N/A             N/A
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--CLASS C ....             N/A             N/A
                                                                                                -------------    ------------
   PROCEEDS FROM SHARES SOLD--INSTITUTIONAL CLASS ...........................................         853,170       2,987,541
   REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS .......................................          76,372         133,015
   COST OF SHARES REDEEMED--INSTITUTIONAL CLASS .............................................     (17,112,322)     (6,596,267)
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS--
   INSTITUTIONAL CLASS ......................................................................     (16,182,780)     (3,475,711)
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............     (16,182,780)     (3,475,711)
                                                                                                =============    ============
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     (18,507,310)     (1,693,085)
                                                                                                =============    ============
ENDING NET ASSETS ...........................................................................   $  46,252,818    $ 64,760,128

SHARES ISSUED AND REDEEMED:
   SHARES SOLD--CLASS A .....................................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS A ..................................             N/A             N/A
   SHARES REDEEMED--CLASS A .................................................................             N/A             N/A
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS A ......................................             N/A             N/A
                                                                                                -------------    ------------
   SHARES SOLD--CLASS B .....................................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS B ..................................             N/A             N/A
   SHARES REDEEMED--CLASS B .................................................................             N/A             N/A
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS B ......................................             N/A             N/A
                                                                                                -------------    ------------
   SHARES SOLD--CLASS C .....................................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--CLASS C ..................................             N/A             N/A
   SHARES REDEEMED--CLASS C .................................................................             N/A             N/A
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--CLASS C ......................................             N/A             N/A
                                                                                                -------------    ------------
   SHARES SOLD--INSTITUTIONAL CLASS .........................................................          83,620         289,394
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL CLASS ......................           7,470          12,912
   SHARES REDEEMED--INSTITUTIONAL CLASS .....................................................      (1,676,883)       (638,248)
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING--INSTITUTIONAL CLASS ..........................      (1,585,793)       (335,942)
                                                                                                -------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      (1,585,793)       (335,942)
                                                                                                =============    ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $       2,848    $         (3)
                                                                                                =============    ============

WELLS FARGO TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      NET REALIZED
                                           BEGINNING          NET              AND    DIVIDENDS
                                           NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                           VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                               SHARE       (LOSS)      INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.74         0.23            (0.22)       (0.23)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.50         0.25             0.24        (0.25)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.33         0.31             0.20        (0.31)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.14         0.41             0.19        (0.41)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.23         0.40            (0.04)       (0.40)

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.74         0.15            (0.22)       (0.15)
AUGUST 30, 2002(3) TO JUNE 30, 2003 ....     $ 10.63         0.13             0.11        (0.13)

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.57         0.26            (0.22)       (0.26)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.34         0.27             0.23        (0.27)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.17         0.32             0.20        (0.32)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.98         0.42             0.19        (0.42)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.07         0.41            (0.04)       (0.41)

CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.57         0.50            (0.46)       (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 11.29         0.51             0.33        (0.53)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 11.24         0.55             0.10        (0.54)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.77         0.54             0.47        (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 11.00         0.52            (0.20)       (0.52)

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.79         0.41            (0.46)       (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 11.51         0.42             0.33        (0.44)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 11.46         0.48             0.09        (0.46)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.97         0.46             0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 11.22         0.45            (0.22)       (0.45)

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.79         0.41            (0.46)       (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 11.51         0.43             0.32        (0.44)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 11.46         0.47             0.10        (0.46)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.97         0.46             0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 11.22         0.45            (0.22)       (0.45)

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.59         0.53            (0.46)       (0.53)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 11.32         0.53             0.32        (0.55)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 11.27         0.57             0.10        (0.56)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.79         0.56             0.48        (0.56)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 11.03         0.54            (0.21)       (0.54)

COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.01         0.47            (0.37)       (0.47)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.61         0.50             0.40        (0.50)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.39         0.53             0.22        (0.53)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.83         0.55             0.56        (0.55)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.30         0.54            (0.46)       (0.54)

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.02         0.39            (0.37)       (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.63         0.42             0.39        (0.42)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.41         0.45             0.22        (0.45)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.85         0.48             0.56        (0.48)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.31         0.46            (0.45)       (0.46)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                           DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                FROM NET   NET ASSET   ------------------------------------------------
                                                REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                   GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.06)    $ 10.46             2.13%      1.05%     (0.20)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 10.74             2.35%      0.99%     (0.18)%     0.81%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.03)    $ 10.50             2.97%      1.24%     (0.49)%     0.75%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.33             3.90%      1.12%     (0.37)%     0.75%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.05)    $ 10.14             3.98%      1.31%     (0.56)%     0.75%

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.06)    $ 10.46             1.41%      1.80%     (0.20)%     1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003 ....            0.00     $ 10.74             1.39%      1.79%     (0.19)%     1.60%

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.06)    $ 10.29             2.40%      0.73%     (0.13)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 10.57             2.49%      0.72%     (0.12)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.03)    $ 10.34             3.12%      0.85%     (0.25)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.17             4.12%      0.76%     (0.16)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.05)    $  9.98             4.07%      1.07%     (0.44)%     0.63%

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.10)    $ 11.01             4.46%      1.03%     (0.23)%     0.80%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)    $ 11.57             4.60%      0.95%     (0.16)%     0.79%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)    $ 11.29             4.86%      0.90%     (0.13)%     0.77%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 11.24             4.82%      0.90%     (0.13)%     0.77%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.03)    $ 10.77             4.89%      1.01%     (0.24)%     0.77%

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.11)    $ 11.22             3.60%      1.77%     (0.22)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)    $ 11.79             3.81%      1.71%     (0.17)%     1.54%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)    $ 11.51             3.95%      1.66%     (0.14)%     1.52%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 11.46             4.06%      1.63%     (0.12)%     1.51%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.03)    $ 10.97             4.16%      1.74%     (0.24)%     1.50%

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.11)    $ 11.22             3.60%      1.77%     (0.22)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)    $ 11.79             3.80%      1.68%     (0.14)%     1.54%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)    $ 11.51             3.94%      1.64%     (0.12)%     1.52%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 11.46             4.04%      1.62%     (0.10)%     1.52%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.03)    $ 10.97             4.15%      1.73%     (0.23)%     1.50%

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.10)    $ 11.03             4.69%      0.70%     (0.15)%     0.55%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.03)    $ 11.59             4.82%      0.65%     (0.08)%     0.57%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.06)    $ 11.32             4.88%      0.62%     (0.02)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 11.27             4.99%      0.60%      0.00%      0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.03)    $ 10.79             5.02%      0.80%     (0.17)%     0.63%

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.64             4.37%      1.06%     (0.21)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.01             4.60%      0.99%     (0.22)%     0.77%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.61             5.01%      0.96%     (0.36)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.39             5.36%      0.96%     (0.36)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $  9.83             5.43%      1.03%     (0.43)%     0.60%

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.65             3.62%      1.81%     (0.21)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.02             3.83%      1.76%     (0.24)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.63             4.25%      1.77%     (0.42)%     1.35%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.41             4.58%      1.77%     (0.42)%     1.35%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $  9.85             4.65%      1.89%     (0.54)%     1.35%

                                                       PORTFOLIO     NET ASSETS AT
                                               TOTAL    TURNOVER     END OF PERIOD
                                           RETURN(2)        RATE   (000'S OMITTED)
----------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.11%         48%         $ 63,231
JULY 1, 2002 TO JUNE 30, 2003 ..........        4.74%         64%         $ 99,568
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.00%         34%         $ 70,142
JULY 1, 2000 TO JUNE 30, 2001 ..........        6.01%         49%         $ 46,157
JULY 1, 1999 TO JUNE 30, 2000 ..........        3.67%         60%         $ 34,015

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........       (0.64)%        48%         $ 11,523
AUGUST 30, 2002(3) TO JUNE 30, 2003 ....        2.26%         64%         $ 11,301

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.36%         48%         $ 15,425
JULY 1, 2002 TO JUNE 30, 2003 ..........        4.93%         64%         $ 39,338
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.19%         34%         $ 12,224
JULY 1, 2000 TO JUNE 30, 2001 ..........        6.20%         49%         $  4,937
JULY 1, 1999 TO JUNE 30, 2000 ..........        3.79%         60%         $  4,474

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.41%         41%        $ 357,779
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.77%         34%        $ 398,186
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.67%         31%        $ 386,927
JULY 1, 2000 TO JUNE 30, 2001 ..........        9.53%         52%        $ 379,359
JULY 1, 1999 TO JUNE 30, 2000 ..........        3.10%         35%        $ 385,746

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........       (0.43)%        41%        $  91,719
JULY 1, 2002 TO JUNE 30, 2003 ..........        6.87%         34%        $ 140,419
JULY 1, 2001 TO JUNE 30, 2002 ..........        4.88%         31%        $ 146,487
JULY 1, 2000 TO JUNE 30, 2001 ..........        8.81%         52%        $ 137,484
JULY 1, 1999 TO JUNE 30, 2000 ..........        2.21%         35%        $ 116,376

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........       (0.43)%        41%        $  34,089
JULY 1, 2002 TO JUNE 30, 2003 ..........        6.87%         34%        $  46,666
JULY 1, 2001 TO JUNE 30, 2002 ..........        4.87%         31%        $  46,013
JULY 1, 2000 TO JUNE 30, 2001 ..........        8.81%         52%        $  29,468
JULY 1, 1999 TO JUNE 30, 2000 ..........        2.21%         35%        $  16,959

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.66%         41%        $  36,408
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.90%         34%        $  38,681
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.85%         31%        $  42,913
JULY 1, 2000 TO JUNE 30, 2001 ..........        9.80%         52%        $  47,211
JULY 1, 1999 TO JUNE 30, 2000 ..........        3.16%         35%        $  47,263

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.93%         31%         $ 51,120
JULY 1, 2002 TO JUNE 30, 2003 ..........        8.62%         37%         $ 59,877
JULY 1, 2001 TO JUNE 30, 2002 ..........        7.34%         28%         $ 58,152
JULY 1, 2000 TO JUNE 30, 2001 ..........       11.54%         37%         $ 48,274
JULY 1, 1999 TO JUNE 30, 2000 ..........        0.87%        106%         $ 39,280

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.17%         31%         $ 10,672
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.70%         37%         $ 14,368
JULY 1, 2001 TO JUNE 30, 2002 ..........        6.53%         28%         $ 12,540
JULY 1, 2000 TO JUNE 30, 2001 ..........       10.69%         37%         $ 10,177
JULY 1, 1999 TO JUNE 30, 2000 ..........        0.22%        106%         $  6,842

WELLS FARGO TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      NET REALIZED
                                           BEGINNING          NET              AND    DIVIDENDS
                                           NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                           VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                               SHARE       (LOSS)      INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.01         0.50            (0.37)       (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.62         0.52             0.39        (0.52)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.40         0.53             0.22        (0.53)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.84         0.55             0.56        (0.55)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.30         0.54            (0.45)       (0.54)

MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.27         0.46            (0.39)       (0.45)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.84         0.47             0.43        (0.47)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.67         0.52             0.17        (0.52)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.18         0.54             0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.74         0.53            (0.55)       (0.53)

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.27         0.37            (0.39)       (0.36)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.84         0.39             0.43        (0.39)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.67         0.44             0.17        (0.44)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.18         0.46             0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.74         0.46            (0.55)       (0.46)

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.27         0.49            (0.39)       (0.48)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.84         0.49             0.43        (0.49)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.67         0.52             0.17        (0.52)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.18         0.54             0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.74         0.53            (0.55)       (0.53)

NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------

A SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...     $ 11.03         0.10            (0.22)       (0.10)

B SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...     $ 11.03         0.07            (0.23)       (0.07)

C SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...     $ 11.03         0.06            (0.24)       (0.06)

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 11.09         0.29            (0.28)       (0.29)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.73         0.37             0.36        (0.37)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.52         0.43             0.21        (0.43)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $ 10.19         0.46             0.33        (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.39         0.47            (0.20)       (0.47)

NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.53         0.45            (0.37)       (0.45)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.29         0.50             0.23        (0.49)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.21         0.52             0.08        (0.52)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.72         0.54             0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.22         0.54            (0.50)       (0.53)

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.53         0.38            (0.38)       (0.37)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.29         0.42             0.23        (0.41)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.21         0.45             0.08        (0.45)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.72         0.46             0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.22         0.46            (0.50)       (0.45)

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.53         0.38            (0.38)       (0.37)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.29         0.42             0.23        (0.41)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.21         0.45             0.08        (0.45)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.73         0.46             0.48        (0.46)
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 ...     $  9.79         0.30            (0.06)       (0.30)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                           DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                FROM NET   NET ASSET   ------------------------------------------------
                                                REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                   GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.64             4.62%      0.73%     (0.13)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.01             4.76%      0.71%     (0.11)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.62             5.01%      0.70%     (0.10)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.40             5.38%      0.67%     (0.07)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $  9.84             5.42%      0.86%     (0.26)%     0.60%

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.89             4.11%      1.04%     (0.19)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.27             4.27%      0.98%     (0.21)%     0.77%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.84             4.81%      1.03%     (0.43)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.67             5.11%      1.10%     (0.50)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $ 10.18             5.23%      1.07%     (0.47)%     0.60%

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.89             3.36%      1.79%     (0.19)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.27             3.51%      1.71%     (0.19)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.84             4.05%      1.75%     (0.40)%     1.35%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.67             4.36%      1.81%     (0.46)%     1.35%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $ 10.18             4.47%      1.93%     (0.58)%     1.35%

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.89             4.35%      0.71%     (0.11)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.27             4.43%      0.65%     (0.05)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.84             4.78%      0.65%     (0.05)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.67             5.11%      0.73%     (0.13)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $ 10.18             5.22%      0.91%     (0.31)%     0.60%

NATIONAL LIMITED TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

A SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...            0.00     $ 10.81             2.15%      1.05%     (0.20)%     0.85%

B SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...            0.00     $ 10.80             1.52%      1.82%     (0.22)%     1.60%

C SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...            0.00     $ 10.79             1.36%      1.79%     (0.19)%     1.60%

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.81             2.60%      0.71%     (0.11)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 11.09             3.29%      0.71%     (0.11)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.73             3.98%      0.76%     (0.16)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.52             4.39%      0.71%     (0.11)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........            0.00     $ 10.19             4.53%      0.86%     (0.25)%     0.61%

NATIONAL TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.16             4.35%      1.03%     (0.18)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 10.53             4.74%      0.95%     (0.12)%     0.83%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.29             5.09%      0.93%     (0.13)%     0.80%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.21             5.33%      0.96%     (0.16)%     0.80%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $  9.72             5.48%      0.95%     (0.20)%     0.75%

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.16             3.61%      1.78%     (0.18)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 10.53             3.98%      1.70%     (0.12)%     1.58%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.29             4.34%      1.69%     (0.14)%     1.55%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.21             4.56%      1.72%     (0.17)%     1.55%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $  9.72             4.72%      1.78%     (0.30)%     1.48%

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.16             3.62%      1.78%     (0.18)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 10.53             3.95%      1.71%     (0.13)%     1.58%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.29             4.32%      1.68%     (0.13)%     1.55%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.21             4.55%      1.73%     (0.18)%     1.55%
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 ...            0.00     $  9.73             4.75%      1.68%     (0.13)%     1.55%

                                                       PORTFOLIO     NET ASSETS AT
                                               TOTAL    TURNOVER     END OF PERIOD
                                           RETURN(2)        RATE   (000'S OMITTED)
----------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        1.18%         31%         $ 41,196
JULY 1, 2002 TO JUNE 30, 2003 ..........        8.70%         37%         $ 51,730
JULY 1, 2001 TO JUNE 30, 2002 ..........        7.33%         28%         $ 50,630
JULY 1, 2000 TO JUNE 30, 2001 ..........       11.54%         37%         $ 47,538
JULY 1, 1999 TO JUNE 30, 2000 ..........        0.97%        106%         $ 44,161

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.61%         12%         $ 37,468
JULY 1, 2002 TO JUNE 30, 2003 ..........        8.49%         23%         $ 41,485
JULY 1, 2001 TO JUNE 30, 2002 ..........        6.58%         28%         $ 40,585
JULY 1, 2000 TO JUNE 30, 2001 ..........       10.32%         18%         $ 34,424
JULY 1, 1999 TO JUNE 30, 2000 ..........       (0.02)%        69%         $ 29,551

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........       (0.14)%        12%         $ 15,059
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.68%         23%         $ 22,012
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.79%         28%         $ 20,310
JULY 1, 2000 TO JUNE 30, 2001 ..........        9.50%         18%         $ 19,491
JULY 1, 1999 TO JUNE 30, 2000 ..........       (0.76)%        69%         $ 16,974

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.86%         12%        $ 143,410
JULY 1, 2002 TO JUNE 30, 2003 ..........        8.67%         23%        $ 185,450
JULY 1, 2001 TO JUNE 30, 2002 ..........        6.58%         28%        $ 193,327
JULY 1, 2000 TO JUNE 30, 2001 ..........       10.32%         18%        $  24,860
JULY 1, 1999 TO JUNE 30, 2000 ..........       (0.02)%        69%        $  22,451

NATIONAL LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------

A SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...       (1.20)%        24%        $   1,147

B SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...       (1.57)%        24%        $     628

C SHARES
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...       (1.69)%        24%        $     163

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.06%         24%        $ 170,340
JULY 1, 2002 TO JUNE 30, 2003 ..........        6.86%         40%        $ 152,835
JULY 1, 2001 TO JUNE 30, 2002 ..........        6.16%         45%        $  85,371
JULY 1, 2000 TO JUNE 30, 2001 ..........        7.89%         57%        $  62,111
JULY 1, 1999 TO JUNE 30, 2000 ..........        2.64%         48%        $  62,669

NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------

A SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.76%         63%        $ 103,469
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.20%         37%        $ 113,616
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.92%         39%        $ 120,439
JULY 1, 2000 TO JUNE 30, 2001 ..........       10.90%         27%        $  77,273
JULY 1, 1999 TO JUNE 30, 2000 ..........        0.50%         79%        $  64,859

B SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.01%         63%        $  31,420
JULY 1, 2002 TO JUNE 30, 2003 ..........        6.40%         37%        $  48,540
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.13%         39%        $  51,754
JULY 1, 2000 TO JUNE 30, 2001 ..........       10.07%         27%        $  28,271
JULY 1, 1999 TO JUNE 30, 2000 ..........       (0.24)%        79%        $  18,367

C SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.02%         63%        $   9,829
JULY 1, 2002 TO JUNE 30, 2003 ..........        6.40%         37%        $  15,161
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.13%         39%        $  11,343
JULY 1, 2000 TO JUNE 30, 2001 ..........        9.96%         27%        $   9,319
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 ...        2.50%         79%        $   5,572

WELLS FARGO TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      NET REALIZED
                                           BEGINNING          NET              AND    DIVIDENDS
                                           NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                           VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                               SHARE       (LOSS)      INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.53         0.47            (0.36)       (0.48)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.30         0.52             0.22        (0.51)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.22         0.55             0.08        (0.55)
JULY 1, 2000 TO JUNE 30, 2001 ..........     $  9.73         0.56             0.49        (0.56)
JULY 1, 1999 TO JUNE 30, 2000 ..........     $ 10.22         0.55            (0.49)       (0.54)

NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........     $ 10.44         0.39            (0.35)       (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ..........     $ 10.16         0.42             0.37        (0.42)
JULY 1, 2001 TO JUNE 30, 2002 ..........     $ 10.06         0.43             0.13        (0.43)
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) ..     $  9.85         0.36             0.21        (0.36)
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ...     $  9.76         0.42             0.09        (0.42)
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ...     $ 10.13         0.42            (0.36)       (0.42)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                           DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                FROM NET   NET ASSET   ------------------------------------------------
                                                REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                   GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........            0.00     $ 10.16             4.60%      0.70%     (0.10)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..........            0.00     $ 10.53             4.97%      0.67%     (0.07)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002 ..........            0.00     $ 10.30             5.30%      0.63%     (0.03)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..........            0.00     $ 10.22             5.53%      0.61%     (0.01)%     0.60%
JULY 1, 1999 TO JUNE 30, 2000 ..........           (0.01)    $  9.73             5.58%      0.77%     (0.17)%     0.60%

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........           (0.07)    $ 10.02             3.83%      0.87%     (0.04)%     0.83%
JULY 1, 2002 TO JUNE 30, 2003 ..........           (0.09)    $ 10.44             4.06%      0.87%     (0.05)%     0.82%
JULY 1, 2001 TO JUNE 30, 2002 ..........           (0.03)    $ 10.16             4.27%      0.89%     (0.06)%     0.83%
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) ..            0.00     $ 10.06             4.40%      0.91%     (0.09)%     0.82%
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ...            0.00     $  9.85             4.38%      0.88%      0.00%      0.88%
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ...           (0.01)    $  9.76             4.17%      0.84%     (0.01)%     0.83%

                                                       PORTFOLIO     NET ASSETS AT
                                               TOTAL    TURNOVER     END OF PERIOD
                                           RETURN(2)        RATE   (000'S OMITTED)
----------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        1.01%         63%        $ 183,520
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.34%         37%        $ 260,989
JULY 1, 2001 TO JUNE 30, 2002 ..........        6.24%         39%        $ 294,132
JULY 1, 2000 TO JUNE 30, 2001 ..........       11.01%         27%        $ 300,187
JULY 1, 1999 TO JUNE 30, 2000 ..........        0.73%         79%        $ 244,626

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------

INSTITUTIONAL SHARES
JULY 1, 2003 TO JUNE 30, 2004 ..........        0.35%          9%        $  46,253
JULY 1, 2002 TO JUNE 30, 2003 ..........        7.91%         19%        $  64,760
JULY 1, 2001 TO JUNE 30, 2002 ..........        5.67%         31%        $  66,453
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) ..        5.97%         45%        $  64,929
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ...        5.43%         30%        $  63,305
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ...        0.54%          7%        $  68,443

WELLS FARGO TAX-FREE FUNDS                         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year-end from August 31 to June 30.

NOTES TO FINANCIAL STATEMENTS                         WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

      Each Fund, except the National Limited Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

WELLS FARGO TAX-FREE FUNDS                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At June 30, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                            Undistributed Net   Undistributed Net
      Fund                                  Investment Income   Realized Gain/Loss   Paid-in Capital
----------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM
      TAX-FREE FUND                             $   (521)          $     524            $    (3)
----------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                      13,252             (13,254)                 2
----------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                     (3,189)              3,190                 (1)
----------------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND           (512)                510                  2
----------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                      16,069             (16,069)                 0
----------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                        (475)             (2,107)             2,582

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2004.

      At June 30, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                               Year     Capital Loss
      Fund                                    Expires   Carryforwards
---------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND    2012     $     34,498
---------------------------------------------------------------------
      COLORADO TAX-FREE FUND                   2008          224,971
                                               2009          410,897
                                               2012          232,615
---------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND      2009          573,192
---------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                   2008       10,177,442
                                               2008          102,780
                                               2009          157,637
                                               2012          267,373

      At June 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                               Deferred Post-October
      Fund                        Capital Loss
----------------------------------------------------
      COLORADO TAX-FREE FUND       $   188,162
----------------------------------------------------
      NATIONAL TAX-FREE FUND         2,135,160

NOTES TO FINANCIAL STATEMENTS                         WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                             Advisory Fee
                            (% of Average                                         Sub-Advisory Fee
                                 Daily                         Average Daily     (% of Average Daily
      Fund                    Net Assets)    Sub-Adviser         Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED         0.40       Wells Capital    $0 - 400 million          0.15
      TERM TAX-FREE FUND                      Management    $400 - 800 million        0.125
                                                              >$800 million            0.10
----------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE        0.40       Wells Capital    $0 - 400 million          0.15
      FUND                                    Management    $400 - 800 million        0.125
                                                              >$800 million            0.10
----------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE          0.40       Wells Capital    $0 - 400 million          0.15
      FUND                                    Management    $400 - 800 million        0.125
                                                              >$800 million            0.10
----------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE         0.40       Wells Capital    $0 - 400 million          0.15
      FUND                                    Management    $400 - 800 million        0.125
                                                              >$800 million            0.10
----------------------------------------------------------------------------------------------------
      NATIONAL LIMITED           0.40       Wells Capital    $0 - 400 million          0.15
      TERM TAX-FREE FUND                      Management    $400 - 800 million        0.125
                                                              >$800 million            0.10
----------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE          0.40       Wells Capital    $0 - 400 million          0.15
      FUND                                    Management    $400 - 800 million        0.125
                                                             >$800 million             0.10
----------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE          0.50       Wells Capital    $0 - 400 million          0.15
      FUND                                    Management    $400 - 800 million        0.125
                                                             >$800 million             0.10

      Effective August 2, 2004, Funds Management will be entitled to receive a monthly advisory fee at the following annual rates:

                                                                                     Advisory Fee
                                                            Average Daily           (% of Average
      Fund                                                  Net Assets            Daily Net Assets)
----------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM                                 $0 - 499 million         0.40
      TAX-FREE FUND                                 $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25
----------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                                $0 - 499 million         0.40
                                                    $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25

WELLS FARGO TAX-FREE FUNDS                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                    Advisory Fee
                                                       Average Daily               (% of Average
      Fund                                             Net Assets                 Daily Net Assets)
----------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                                  $0 - 499 million         0.40
                                                    $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25
----------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                                 $0 - 499 million         0.40
                                                    $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25
----------------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND                     $0 - 499 million         0.40
                                                    $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25
----------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                                  $0 - 499 million         0.40
                                                    $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25
----------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                                  $0 - 499 million         0.40
                                                    $500 million - 999 million         0.35
                                                     $1 billion - 2.99 billion         0.30
                                                     $3 billion - 4.99 billion        0.275
                                                               > $4.99 billion         0.25

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                        % of Average Daily Net Assets
---------------------------------------------------------------------

      FUND LEVEL                                   0.05
---------------------------------------------------------------------

      CLASS A, CLASS B, CLASS C                    0.28
---------------------------------------------------------------------

      INSTITUTIONAL CLASS                          0.20
---------------------------------------------------------------------

      Effective August 2, 2004, Funds Management will be entitled to receive fund level administration fees at the following annual rates:

                                Average Daily          % of Average
      Fund                       Net Assets          Daily Net Assets
----------------------------------------------------------------------
      FUND LEVEL              $0 - 4.99 billion           0.05
                              $5 - 9.99 billion           0.04
                                > $9.99 billion           0.03

      Prior to March 1, 2003, the Trust had entered into an Administration Agreement on behalf of the Fund(s) with Funds Management whereby Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                % Of Average Daily Net Assets
-------------------------------------------------------------
      ALL FUNDS                             0.02
-------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                         WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

      Share Class                               % of Average Daily Net Assets
-----------------------------------------------------------------------------
      CLASS A, CLASS B, CLASS C                             0.25
-----------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                   0.00

      For the year ended June 30, 2004, shareholder servicing fees paid were as follows:

      Fund                                     Class A     Class B     Class C
------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND   $ 201,775         N/A   $ 31,422
------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                  946,091   $ 286,219     99,366
------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                    136,693      31,434        N/A
------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                    97,255      47,121        N/A
------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND           629         153        423
------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                    276,462     101,492     32,180
------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                        N/A         N/A        N/A
------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      For the year ended June 30, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended June 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended June 30, 2004, were as follows:

      Fund                                        Purchases at Cost           Sales Proceeds
---------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND         $  52,869,710             $  99,854,990
---------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                        233,719,488               322,260,019
---------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                           34,261,581                49,793,329
---------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                          25,813,666                67,668,653
---------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND              65,328,044                38,629,125
---------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                          235,847,727               317,235,901
---------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                            5,244,143                22,394,446
---------------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended June 30, 2004, there were no borrowings under the agreement.

WELLS FARGO TAX-FREE FUNDS                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 was as follows:

                                                Ordinary      Tax-exempt       Long-Term         Dividend Paid
                                                 Income         Income        Capital Gain       on Redemption       Total
      Fund                                        2004           2004             2004                2004           2004
------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM
      TAX-FREE FUND                            $133,160       $ 2,396,077      $  549,930              $    0      $ 3,079,167
------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                  863,092        23,689,573       4,744,522                   0      $29,297,187
------------------------------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                     14,524         4,938,132               0                   0      $ 4,952,656
------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                     4,435         9,179,641               0                   0      $ 9,184,076
------------------------------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM
      TAX-FREE FUND                                 247         4,341,350               0                   0      $ 4,341,597
------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                     48,285        16,830,580               0                   0      $16,878,865
------------------------------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                     28,094         2,190,248         353,249                 477      $ 2,572,068
------------------------------------------------------------------------------------------------------------------------------

                                                Ordinary      Tax-exempt       Long-Term         Dividend Paid
                                                 Income         Income        Capital Gain       on Redemption        Total
      Fund                                        2003           2003             2003                2003            2003
------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM
      TAX-FREE FUND                            $      0      $  2,521,267      $        0             $     0      $ 2,521,267
------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                  196,784        27,363,981       1,773,550              75,633      $29,409,948
------------------------------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                         95         5,651,405               0                   0      $ 5,651,500
------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                    15,675        11,159,378               0                   0      $11,175,053
------------------------------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM
      TAX-FREE FUND                                   0         3,875,527               0                   0      $ 3,875,527
------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                    312,774        21,347,402               0                   0      $21,660,176
------------------------------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                          0         2,672,044         556,867                   0      $ 3,228,911
------------------------------------------------------------------------------------------------------------------------------

      As of June 30, 2004, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral on wash sales and to cost basis differences on account of market discount.

                                          Undistributed     Undistributed      Unrealized
                                            Tax-exempt        Long-Term       Appreciation      Capital Loss
      Fund                                    Income             Gain        (Depreciation)     Carryforward*         Total
------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM
      TAX-FREE FUND                        $     59,269        $        0     $   447,931        $    (34,498)     $   472,702
------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                  751,915         1,126,592      18,200,398                   0       20,078,905
------------------------------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                    263,403                 0       4,011,769          (1,056,645)       3,218,527
------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                   410,174           902,455       7,845,036                   0        9,157,665
------------------------------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM
      TAX-FREE FUND                             232,714                 0         787,295            (573,192)         446,817
------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                  1,395,425                 0       6,331,053         (12,840,392)      (5,113,914)
------------------------------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                    146,362           576,557       1,775,212                   0        2,498,131
------------------------------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Fund, California Limited Term Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund, seven of the funds constituting the Wells Fargo Funds Trust (collectively the "Funds"), as of June 30, 2004, the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2004, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, Pennsylvania
August 19, 2004

WELLS FARGO TAX-FREE FUNDS                                     OTHER INFORMATION
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND                           $  549,930
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                                         4,744,522
--------------------------------------------------------------------------------
      NEBRASKA TAX FREE FUND                                             353,726
--------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND                              100.00%
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                                            98.20%
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                                              99.71%
--------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                                             99.95%
--------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND                                100.00%
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                                              99.71%
--------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                                             100.00%
--------------------------------------------------------------------------------

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND                              100.00%
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                                            98.20%

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

---------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND               PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***           PAST FIVE YEARS                         OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
Robert C. Brown                 Trustee                         Retired.                                None
72                              since 1992
---------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                 Trustee                         Private Investor/Real Estate            None
59                              since 1987                      Developer; Chairman of White
                                                                Point Capital, LLC.
---------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION                                     WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND               PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***           PAST FIVE YEARS                         OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                  Trustee                         Wake Forest University,                 None
61                              since 1987                      Calloway School of Business
                                                                and Accountancy, Associate
                                                                Professor of Finance.
---------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                 Trustee                         Chairman, CEO, and Co-Founder           None
61                              since 1998                      of Crystal Geyser Water
                                (Lead Trustee since             Company and President of
                                2001)                           Crystal Geyser Roxane Water
                                                                Company.
---------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                Trustee                         Retired. Prior thereto,                 None
70                              since 1987                      President of Richard M. Leach
                                                                Associates (a financial
                                                                consulting firm).
---------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                Trustee                         Senior Counselor to the                 None
52                              since 1996                      public relations firm of
                                                                Himle-Horner and Senior
                                                                Fellow at the Humphrey
                                                                Institute, Minneapolis,
                                                                Minnesota (a public policy
                                                                organization).
---------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke               Trustee                         Principal in the law firm of            None
64                              since 1996                      Willeke & Daniels.
---------------------------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND               PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE               PAST FIVE YEARS                         OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                President, since                Executive Vice President of             None
45                              2003                            Wells Fargo Bank, N.A.
                                                                President of Wells Fargo
                                                                Funds Management,
                                                                LLC. Senior Vice President
                                                                and Chief Administrative
                                                                Officer of Wells Fargo Funds
                                                                Management, LLC from March
                                                                2001 to March 2003. Vice
                                                                President of Wells Fargo
                                                                Bank, N.A. from December
                                                                1997 to May 2000.
---------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo              Treasurer, since 2003           Senior Vice President of                None
35                                                              Wells Fargo Bank, N.A. Senior
                                                                Vice President of Operations
                                                                for Wells Fargo Funds
                                                                Management, LLC. Prior
                                                                thereto, Operations
                                                                Manager at Scudder Weisel
                                                                Capital, LLC (2000 to 2001),
                                                                Director of Shareholder
                                                                Services at BISYS Fund
                                                                Services (1999 to 2000) and
                                                                Assistant Vice President of
                                                                Operations with
                                                                Nicholas-Applegate Capital
                                                                Management (1993 to 1999).
---------------------------------------------------------------------------------------------------------------------------
C. David Messman                Secretary, since 2000           Vice President and Managing             None
44                                                              Senior Counsel of Wells Fargo
                                                                Bank, N.A. Senior Vice
                                                                President and Secretary of
                                                                Wells Fargo Funds Management,
                                                                LLC. Vice President and
                                                                Senior Counsel of Wells Fargo
                                                                Bank, N.A. from 1996 to 2003.
---------------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO TAX-FREE FUNDS                                 LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO       THIS REPORT AND THE FINANCIAL
FUNDS(R) IS AVAILABLE FREE UPON          STATEMENTS CONTAINED HEREIN ARE
REQUEST. TO OBTAIN LITERATURE, PLEASE    SUBMITTED FOR THE GENERAL INFORMATION
WRITE OR CALL:                           OF THE SHAREHOLDERS OF THE WELLS FARGO
                                         FUNDS. IF THIS REPORT IS USED FOR
                                         PROMOTIONAL PURPOSES, DISTRIBUTION OF
WELLS FARGO FUNDS                        THE REPORT MUST BE ACCOMPANIED OR
PO BOX 8266                              PRECEDED BY A CURRENT PROSPECTUS. FOR
BOSTON, MA 02266-8266                    A PROSPECTUS CONTAINING MORE COMPLETE
                                         INFORMATION, INCLUDING CHARGES AND
WELLS FARGO FUNDS INVESTOR SERVICES:     EXPENSES, CALL 1-800-222-8222. PLEASE
1-800-222-8222 OR VISIT OUR WEB SITE     CONSIDER THE INVESTMENT OBJECTIVES,
AT WWW.WELLSFARGOFUNDS.COM.              RISKS, CHARGES AND EXPENSES OF THE
                                         INVESTMENT CAREFULLY BEFORE INVESTING.
                                         THIS AND OTHER INFORMATION ABOUT WELLS
                                         FARGO FUNDS CAN BE FOUND IN THE CURRENT
                                         PROSPECTUS. READ THE PROSPECTUS
                                         CAREFULLY BEFORE YOU INVEST OR SEND
                                         MONEY.

                                         WELLS FARGO FUNDS MANAGEMENT, LLC, A
                                         WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO
                                         & COMPANY, PROVIDES INVESTMENT ADVISORY
                                         AND ADMINISTRATIVE SERVICES FOR THE
                                         WELLS FARGO FUNDS. OTHER AFFILIATES OF
                                         WELLS FARGO & COMPANY PROVIDE
                                         SUB-ADVISORY AND OTHER SERVICES FOR THE
                                         FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                         STEPHENS INC., MEMBER NYSE/SIPC. WELLS
                                         FARGO & COMPANY AND ITS AFFILIATES ARE
                                         NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.

                                                                  AR 015 (08/04)




ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, June 30, 2004, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
 (a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended June 30, 2003 and June 30, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended June 30, 2003 and June 30, 2004, the Audit Fees were $948,106 and $930,116, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended June 30, 2003 and June 30, 2004 for assurance and related services by the principal accountant for the Registrant.

 (c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended June 30, 2003 and June 30, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended June 30, 2003 and June 30, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended June 30, 2003 and June 30, 2004, the Tax Fees were $162,569 and $129,544, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended June 30, 2003 and June 30, 2004.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended June 30, 2003 and June 30, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended June 30, 2003 and June 30, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended June 30, 2003 and June 30, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $27,500 and $70,120 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:    /s/ Karla M. Rabusch
                                                            Karla M. Rabusch
                                                            President

Date: August 19, 2004

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:  /s/ Stacie D. DeAngelo
                                                            Stacie D. DeAngelo
                                                            Treasurer

Date: August 19, 2004